UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 88.1%
Alabama — 2.1%
Alabama Agricultural & Mechanical University RB Series 1998 (MBIA) (AAA/Aaa)
$1,000,000	4.550%	11/01/09	$1,024,823
Alexander City Alabama Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BBB-)
2,035,000	5.000	12/01/11	2,096,172
Health Care Authority RB for Baptist Health Series 2006 D (GO OF AUTH) (BBB+/A3)
600,000	5.000	11/15/09	621,126
Jefferson County Alabama Limited Obligation School Warrants RB Series 2004 A (A+/A1)
3,500,000	5.250	01/01/11	3,750,740

			7,492,861

Arizona — 4.3%
Arizona Health Facilities Authority RB for Banner Health Series 2007 B (AA-)(a)
2,150,000	3.978	04/01/08	1,747,585
Arizona Health Facilities Authority RB for Phoenix Children’s Hospital Series 2007 A(b)
2,500,000	3.200	02/28/08	2,425,075
City of Phoenix GO Bonds Series 2000 (AAA/Aa1)(c)
5,000,000	5.250	07/01/10	5,345,600
Goodyear McDowell Road Commercial Corridor Improvement District Assessment Improvement Series 2007 (AMBAC) (AAA/Aaa)
1,000,000	5.250	01/01/10	1,047,790
1,160,000	5.250	01/01/11	1,234,739
1,225,000	5.250	01/01/12	1,321,138
Pinal County Arizona IDA RB for Correctional Facilities Contract Florence West Prison Project Series 2006 A (ACA) (BBB)
750,000	4.500	10/01/09	758,918
Queen Creek Arizona Improvement District No. 1 Special Assessment Series 2006 (BBB-/Baa2)
1,000,000	5.000	01/01/09	1,008,860

			14,889,705

Arkansas — 0.6%
Springdale Arkansas Sales & Use Tax RB Series 2004 (MBIA) (AAA/Aaa)
1,130,000	4.000	07/01/10	1,139,130
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa2)
1,000,000	5.000	02/01/11	1,032,170

			2,171,300

California — 7.3%
Abag Finance Authority for Nonprofit Corporations California Multi-Family RB Refunding for Housing United Dominion Series 2000 B (GTY AGMT) (BBB/Baa2)(b)
1,500,000	6.250	08/15/08	1,525,080

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Adelanto Public Financing Authority RB Refunding Series 2006
$1,460,000	4.050%	09/15/11	$1,447,853
California Health Facilities Financing Authority RB for Catholic West Unrefunded Balance Series 2004 H (A/A2)(b)
3,785,000	4.450	07/01/11	3,924,023
California Infrastructure & Economic Development Bank Variable RB for J Paul Getty-A-RMKT 08/02/06 Series 2003 B (AAA/Aaa)(b)
4,650,000	3.900	12/01/11	4,866,737
California State GO Bonds Pre-Refunded-2007 Series 2001 (A+/Aaa)(c)
1,450,000	5.125	06/01/11	1,577,339
California Statewide Communities Development Authority RB Refunding for Irvine Apartment Communities Series 1998 A-2 (A-)(b)
1,000,000	4.900	05/15/08	1,006,240
Coachella Valley California Water District Improvement Bond Act of 1913/1915 Limited Obligation Improvement Assessment District 70 Series 2006
100,000	4.100	09/02/09	100,986
100,000	4.350	09/02/11	100,556
Del Mar Race Track Authority RB Series 2005 (BBB-)
600,000	5.000	08/15/09	610,674
Foothill-De Anza Community College District GO Bonds Series 2007 A (AMBAC) (AAA/Aaa)
2,070,000	4.000	08/01/11	2,161,121
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B(ETM) (AAA/Aaa)
2,000,000	5.000	06/01/10	2,116,700
Kings River Conservation District COPS for Peaking Project Series 2004 (Baa1)
300,000	5.000	05/01/11	316,380
300,000	5.000	05/01/12	319,518
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (AAA/Aaa)(c)
4,590,000	5.250	06/01/12	5,074,153
Tobacco Securitization Authority of Southern California Tobacco Settlement RB Refunding Senior Series 2006 A-1 (BBB/Baa3)
500,000	4.750	06/01/25	480,480

			25,627,840

Colorado — 0.6%
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB)
400,000	4.500	12/01/08	402,128
500,000	4.500	12/01/09	505,030
500,000	5.000	12/01/10	512,385
Colorado Health Facilities Authority RB for Evangelical Lutheran Series 2005 (A-/A3)
255,000	5.000	06/01/08	257,211
275,000	5.000	06/01/09	284,314

			1,961,068

Delaware — 0.2%
Delaware State Health Facilities Authority RB for Beebe Medical Center Project Series 2005 A (BBB+/Baa1)
605,000	5.000	06/01/09	618,564

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — 7.2%
Broward County Florida Resource Recovery RB Refunding for Wheelabrator Series 2001 A (AA/A3)
$4,000,000	5.375%	12/01/10	$4,119,080
Broward County School Board COPS Series 2002 B (FSA) (AAA/Aaa)(c)
4,105,000	5.375	07/01/11	4,492,102
Capital Trust Agency RB for Seminole Tribe Convention Series 2003 A (AAA)(c)(d)
5,000,000	8.950	10/01/12	6,355,300
Florida State Board of Education GO Bonds Series 2002 B (AAA/Aa1)
1,505,000	5.375	01/01/11	1,627,251
Halifax Hospital Medical Center Hospital RB for Refunding & Improvement Series 2006 A (BBB+)
1,000,000	5.000	06/01/13	1,030,530
855,000	5.000	06/01/14	881,086
Highlands County Florida Health Facilities Authority RB for Adventist Health/Sunbelt Hospital Series 2002 (A+/A1)(b)
2,450,000	3.950	09/01/12	2,490,964
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Health Hospital Series 2005 B (A+/A1)
400,000	5.000	11/15/08	408,828
Lee County IDA Care RB Refunding for Shell PT/Alliance Community Project Series 2007 (BBB-)
2,500,000	5.000	11/15/13	2,541,175
Meadow Pointe II Community Development District RB Refunding for Capital Improvement Series 2004 A (Baa3)
620,000	2.800	05/01/08	619,566
300,000	3.000	05/01/09	300,138
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 B
200,000	5.000	05/01/09	195,516
Tampa Palms Open Space & Transportation Community Development District Revenue for Special Assessment Refunding Capital Improvement Area 7 Project Series 2004 (MBIA) (AAA/Aaa)
210,000	3.125	05/01/09	212,409

			25,273,945

Georgia — 1.2%
Banks County Georgia GO Bonds Series 2006 (AMBAC) (AA/Aaa)
1,000,000	5.000	12/01/09	1,047,700
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
1,400,000	4.850	06/01/09	1,405,068
Fulton Dekalb Georgia Hospital Authority RB Refunding Certificates Series 2003 (FSA) (AAA/Aaa)
1,705,000	5.000	01/01/11	1,822,713

			4,275,481

Guam — 0.6%
Guam Education Financing Foundation COPS Public School Facilities Project Series 2006 A (A-)
1,080,000	5.000	10/01/08	1,100,045
1,030,000	5.000	10/01/12	1,096,713

			2,196,758

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Idaho — 0.2%
Madison County Idaho Hospital COPS Refunding Series 2006 (BBB-)
$120,000	4.125%	09/01/08	$119,933
250,000	4.375	09/01/10	249,903
425,000	5.000	09/01/11	432,769

			802,605

Illinois — 4.3%
Chicago Illinois Park District Harbour Facilities RB for Airport and Marina Improvement Series 2000 (XLCA-ICR) (AAA/Aaa)(c)
1,610,000	5.650	01/01/11	1,756,446
Chicago Illinois Park District Parking Facility RB Series 1999 (ACA) (A+/Baa1)(c)
4,015,000	6.000	01/01/10	4,280,231
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA)
300,000	5.000	11/15/11	306,183
1,070,000	6.250	11/15/13	1,129,353
Illinois Educational Facilities Authority RB for University of Chicago-B-RMKT 07-02-07 Series 1998 (AA/Aa1)(b)
6,000,000	4.050	07/01/09	6,137,580
Illinois Municipal Electric Agency RB Refunding Series 2007 C (FGIC) (AA/Aaa)
1,200,000	5.000	02/01/11	1,273,764

			14,883,557

Indiana — 1.7%
Anderson Indiana RB Refunding for Improvement Anderson University Project Series 2007 (BBB-)
310,000	4.500	10/01/08	311,358
605,000	4.500	10/01/10	612,369
Anderson Indiana Transportation Finance Authority Highway RB Series 2000 (MBIA-IBC) (AAA/Aaa)(c)
3,600,000	5.500	12/01/10	3,909,852
Indiana Health & Educational Facilities Financing Authority Hospital RB Refunding for Clarian Health Obligation Group Series 2006 B (A+/A2)
1,000,000	5.000	02/15/10	1,037,650

			5,871,229

Iowa — 0.4%
Iowa Finance Authority Health Facilities RB Refunding for Development Care Initiatives Project Series 2006 A (BBB-)
1,285,000	5.000	07/01/09	1,300,240

Kansas — 0.4%
Kansas State Development Finance Authority Health Facilities RB for Hays Medical Center, Inc. Series 2005 L (A2)
425,000	4.000	11/15/08	430,920
500,000	5.250	11/15/10	528,375
Lawrence Kansas Hospital RB for Lawrence Memorial Hospital Series 2006 (A3)
350,000	5.000	07/01/10	365,789

			1,325,084

Kentucky — 0.8%
Kentucky Rural Water Financial Corp. RB for Flexible Term Program Series 2007 C (AA-)
2,790,000	4.000	02/01/09	2,845,186

Louisiana — 2.7%
Livingston Parish Louisiana RB Certificates of Indebtedness Series 2005
2,500,000	4.750	05/01/15	2,541,075

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Louisiana — (continued)
Louisiana Public Facilities Authority RB for Archdiocese of New Orleans Project Series 2007 (CIFG) (AAA/Aaa)
$440,000	5.000%	07/01/10	$465,199
350,000	5.000	07/01/12	380,636
Louisiana Public Facilities Authority RB for Hurricane Recover Program Series 2007 (AMBAC) (AAA/Aaa)
2,030,000	4.000	06/01/12	2,123,400
Louisiana State GO Bonds Series 2000 A (FGIC) (AAA/Aaa)(c)
3,000,000	5.250	11/15/10	3,234,180
Morehouse Parish PCRB Refunding for International Paper Co. Project Series 2001 A (BBB/Baa3)
800,000	5.250	11/15/13	835,136

			9,579,626

Maryland — 1.7%
County of Montgomery GO Bonds for Construction Public Improvement Series 2001 (AAA/Aaa)(c)
5,000,000	4.750	02/01/11	5,385,000
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Mercy Ridge Series 2007 (BBB+)
200,000	4.000	07/01/09	200,130
100,000	4.000	07/01/12	98,844
100,000	5.000	07/01/13	102,661
200,000	5.000	07/01/16	203,700

			5,990,335

Massachusetts — 4.0%
Commonwealth of Massachusetts GO Bonds Refunding Series 2002 A (MBIA) (AAA/Aaa)
8,330,000	5.500	02/01/11	9,062,957
Massachusetts State Health & Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (AA)
445,000	5.000	08/15/10	464,406
780,000	5.000	08/15/11	821,418
465,000	5.000	08/15/12	492,170
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
2,000,000	5.250	07/01/09	2,042,360
Massachusetts State Health & Educational Facilities Authority RB for Milford Regional Medical Center Series 2007 E (BBB-/Baa3)
85,000	5.000	07/15/08	85,427
350,000	5.000	07/15/09	355,446
500,000	5.000	07/15/10	511,520
285,000	5.000	07/15/11	292,877

			14,128,581

Michigan — 2.8%
Michigan State Building Authority RB for Facilities Program Series 2002 III (ETM) (A+/A1)
3,595,000	5.000	10/15/10	3,834,427
Michigan State Hospital Finance Authority RB Refunding for Botsford Hospital Obligations Series 1998 A (MBIA) (AAA/Aaa)
2,510,000	4.850	02/15/10	2,562,610

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Michigan — (continued)
Michigan State Hospital Finance Authority RB Refunding for Henry Ford Health System Series 2006 A (A/A1)
$400,000	5.000%	11/15/08	$408,828
500,000	5.000	11/15/10	524,665
Monroe County Hospital Finance Authority Hospital RB Refunding for Mercy Memorial Hospital Corporate Obligations Series 2006 A (BB+/Baa3)
250,000	5.000	06/01/08	250,453
250,000	5.000	06/01/09	251,730
845,000	5.000	06/01/10	851,752
980,000	5.000	06/01/12	979,931

			9,664,396

Minnesota — 0.4%
Minneapolis Minnesota Health Care Systems RB for Fairview Health Services Series 2002 B (MBIA) (AAA/Aaa)
1,430,000	5.125	05/15/08	1,441,655

Mississippi — 1.8%
Mississippi Development Bank Special Obligation RB for Harrison County Utility Authority Series 2006 A (FSA) (AAA)(a)
5,000,000	4.750	03/26/08	5,000,000
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Center Hospital Series 2006 A (BBB+)
1,105,000	4.000	12/01/08	1,107,077

			6,107,077

Missouri — 1.0%
Missouri State Development Financial Board Infrastructure Facilities Tax Allocation Independence-Centerpoint Project Series 2007 E (A+)
225,000	5.000	04/01/11	239,562
Missouri State Environmental Improvement & Energy Resources Authority RB Refunding for State Revolving Fund Program Series 2001 B (AAA/Aaa)
3,000,000	5.250	07/01/09	3,131,430

			3,370,992

Montana — 0.8%
Forsyth Montana PCRB Refunding Portland General Series 1998 A RMKT 05/01/03 (A/Baa1)(b)
1,000,000	5.200	05/01/09	1,015,750
Montana Facility Finance Authority Hospital RB for St. Peters Hospital Project Series 2007 (A3)
400,000	4.000	06/01/08	402,180
1,245,000	5.000	06/01/10	1,299,257

			2,717,187

Nevada — 2.2%
Clark County Airport RB Sub Lien Series 1998 A (MBIA) (AAA/Aaa)
1,250,000	6.000	07/01/08	1,268,875
Clark County GO Bonds Series 2000 (MBIA) (AAA/Aaa)(c)
1,030,000	5.500	07/01/10	1,107,178
Henderson Nevada Local Improvement Special Assessment Refunding for District No. T-14 Senior Limited Obligation Series 2007 A (FSA) (AAA/Aaa)
1,405,000	4.250	03/01/10	1,462,717
1,515,000	4.250	03/01/11	1,596,583

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Nevada — (continued)
North Las Vegas Nevada Local Improvement Special Assessment Refunding for Sub-Special Improvement District No. 60-B Series 2006
$300,000	4.350%	12/01/09	$299,205
605,000	4.600	12/01/11	599,948
670,000	4.700	12/01/12	660,312
585,000	4.800	12/01/14	568,719

			7,563,537

New Hampshire — 0.5%
New Hampshire Health & Education Facilities Authority Hospital RB for Catholic Medical Center Series 2006 (BBB+/Baa1)
215,000	5.000	07/01/09	218,935
355,000	5.000	07/01/11	367,674
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB-/Baa3)
355,000	5.000	06/01/10	362,224
375,000	5.250	06/01/11	386,951
395,000	5.250	06/01/12	406,182

			1,741,966

New Jersey — 5.1%
Bayonne Redevelopment Agency RB Series 2007 A
1,000,000	5.000	04/11/09	1,019,060
New Jersey Health Care Facilities Financing Authority Department of Human Services RB for Greystone Park Psychiatric Hospital Series 2005 (AA-/A1)
2,000,000	5.000	09/15/10	2,099,160
New Jersey State Educational Facilities Authority RB Refunding for Fairleigh Dickinson University Series 2004 C (BBB-)
1,405,000	5.000	07/01/08	1,411,126
New Jersey State Turnpike Authority Turnpike RB Series 2000 A (MBIA) (AAA/Aaa)(c)
1,750,000	5.750	01/01/10	1,864,258
New Jersey Transportation Trust Fund Authority RB for Transportation Systems Series 2001 C (FSA) (AAA/Aaa)
5,285,000	5.750	12/15/12	6,009,362
Tobacco Settlement Financing Corp. RB Asset Backed Bonds Series 2002 (AAA/Aaa)
4,685,000	5.750	06/01/12	5,144,645
Tobacco Settlement Financing Corp. RB Series 2003 (AAA/Aaa)(c)
330,000	4.375	06/01/08	332,534

			17,880,145

New York — 4.8%
Metropolitan Transportation Authority Dedicated Tax Fund RB Series 2004 A (MBIA) (AAA/Aaa)
600,000	5.000	11/15/10	642,492
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital Project Series 2005 (BBB+/Baa1)
1,480,000	5.000	08/01/13	1,533,088
Monroe County Industrial Development Agency Civic Facilities RB Refunding for Highland Hospital Project Series 2005 (BBB+/Baa1)
1,000,000	5.000	08/01/12	1,036,550
New York City Health & Hospital Corp. RB Refunding for Health Systems Series 2003 A (AMBAC) (AAA/Aaa)
500,000	5.000	02/15/11	533,215
New York City Industrial Development Agency Civic Facility RB for Polytechnic University Project Series 2007 (ACA) (BB+)
1,630,000	5.000	11/01/11	1,645,355

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
New York GO Bonds Refunding Series 2002 C (AA/Aa3)
$2,000,000	5.250%	08/01/10	$2,134,900
New York State Dormitory Authority RB for New York University Hospitals Center Series 2007 A (BB/Ba2)
1,000,000	5.000	07/01/09	1,023,410
1,000,000	5.000	07/01/11	1,044,140
New York State Dormitory Authority RB Pre-Refunded for Mount Sinai Health Series 2000 A (Baa1)(c)
5,160,000	6.625	07/01/10	5,724,194
Saratoga County Industrial Development Agency Civic Facilities RB for Saratoga Hospital Project Series 2004 A (BBB+)
250,000	5.000	12/01/08	252,838
Tobacco Settlement Financing Corp. RB Series 2003 B-1 (AA-/A1)
1,000,000	5.000	06/01/10	1,056,490

			16,626,672

North Carolina — 0.2%
Albemarle Hospital Authority RB Refunding Series 2007 (BBB)
250,000	4.250	10/01/09	253,665
270,000	5.000	10/01/10	280,311

			533,976

Ohio — 0.6%
Buckeye Tobacco Settlement Financing Authority RB Asset Backed Bonds Turbo Series 2007 A-2 (BBB/Baa3)
2,000,000	5.125	06/01/24	1,927,660

Oklahoma — 0.8%
Oklahoma County Finance Authority Educational Facilities Lease RB for Western Heights Public Schools Project Series 2006 (Assured GTY) (AAA)
1,390,000	5.000	09/01/10	1,483,186
Oklahoma Development Finance Authority Hospital RB for Great Plains Regional Medical Center Project Series 2007 (BBB)
700,000	4.250	12/01/09	704,116
730,000	4.375	12/01/10	737,592

			2,924,894

Oregon — 0.8%
Klamath Falls Oregon Intercommunity Hospital Authority RB Pre-Refunding for Merle West Medical Center Project Series 2002 (BBB)(c)
550,000	5.800	09/01/12	625,691
520,000	5.900	09/01/12	593,778
Klamath Falls Oregon Intercommunity Hospital Authority RB Refunding for Merle West Medical Center Project Series 2002 (BBB)
400,000	5.500	09/01/11	414,652
550,000	5.600	09/01/12	575,196
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Project Series 2002 (BBB)
325,000	5.800	09/01/14	340,873
305,000	5.900	09/01/15	320,159

			2,870,349

Pennsylvania — 4.1%
Allegheny County Hospital Development Authority RB for University of Pittsburg Medical Center Series 2003 B (AA-/Aa3)
3,000,000	5.000	06/15/10	3,146,160

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Allegheny County Redevelopment Authority for Tax Increment Refunding Waterfront Project Series 2007 A (A-)
$1,255,000	5.000%	12/15/10	$1,333,563
1,300,000	4.250	12/15/12	1,369,940
Montgomery County Higher Education & Health Authority Hospital RB for Abington Memorial Hospital Series 1998 A (AMBAC) (AAA/Aaa)
3,775,000	4.800	06/01/10	3,839,704
Pennsylvania State Higher Educational Facilities Authority State System RB Series 2006 AE (MBIA) (AAA/Aaa)
1,895,000	5.000	06/15/09	1,966,498
2,340,000	5.000	06/15/12	2,552,893

			14,208,758

Puerto Rico — 3.1%
Children’s Trust Fund RB for Asset Backed Bonds Series 2002 (BBB/Baa2)
800,000	5.000	05/15/08	802,880
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB/Baa3)
5,000,000	5.000	12/01/09	5,162,350
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC-Government Bank for Puerto Rico) (BBB-/Ba1)(b)
4,700,000	5.750	02/01/12	5,002,257

			10,967,487

Rhode Island — 2.2%
Rhode Island Health & Educational Building Corp. RB for Higher Educational Facilities Series 2000 B (AMBAC) (AAA/Aaa)(c)
5,000,000	5.700	09/15/10	5,471,400
Rhode Island Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (Baa3)(c)
585,000	4.300	09/15/08	593,085
610,000	4.500	09/15/08	619,168
635,000	4.750	09/15/08	645,503
Rhode Island Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (ETM) (Baa3)
485,000	4.000	09/15/08	490,825

			7,819,981

South Carolina — 2.1%
Lexington One School Facilities Corp. Installment Purchase RB for Lexington County School District No. 1 Series 2006 (A1)
500,000	5.000	12/01/10	532,435
South Carolina Jobs Economic Development Authority Hospital Facilities RB Refunding & Improvement for Palmetto Series 2003 C (ACA)
3,035,000	5.000	08/01/08	3,059,068
South Carolina Tobacco Settlement Revenue Management Authority RB Series 2001 B (BBB/Baa3)
3,750,000	6.000	05/15/22	3,831,300

			7,422,803

Tennessee — 6.1%
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Series 2006 A (BBB+/Baa1)
665,000	4.500	07/01/10	675,893

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Tennessee — (continued)
Memphis Tennessee GO Bonds Refunding for General Improvement Series 2005 (MBIA) (AAA/Aaa)
$4,430,000	5.000%	10/01/11	$4,798,310
Metropolitan Government Nashville & Davidson County GO Bonds for Metropolitan Government Nashville & Davidson County Improvement Series 2001 A (FGIC) (AA/Aaa)(c)
5,000,000	5.500	10/15/11	5,527,850
Shelby County Health Educational & Housing Facilities Board RB for Baptist Memorial Healthcare Series 2004 A (AA)
1,260,000	5.000	09/01/08	1,267,371
Shelby County Health Educational & Housing Facilities Board RB for Baptist Memorial Healthcare Series 2004 A (AA)(b)
8,820,000	5.000	10/01/08	8,875,566

			21,144,990

Texas — 1.9%
Mesquite Texas Health Facility Development Corp. RB for Christian Care Retirement Facility Series 2005 (BBB-)
170,000	5.000	02/15/08	170,018
395,000	5.000	02/15/09	400,246
610,000	5.000	02/15/10	622,834
Sam Rayburn Municipal Power Agency RB Refunding Series 2002 (Radian) (AA/Aa3)
2,000,000	5.000	10/01/08	2,031,200
Tarrant County Health Facilities Development Corp. RB for Texas Health Resources System Series 1997 A (MBIA) (AAA/Aaa)(c)
2,100,000	5.750	02/15/08	2,144,184
Tomball Texas Hospital Authority RB Refunding Series 2005 (Baa3)
1,140,000	5.000	07/01/08	1,144,275

			6,512,757

U.S. Virgin Islands — 0.5%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
1,525,000	5.000	10/01/10	1,591,521

Utah — 0.6%
Salt Lake County Utah Municipal Building Authority Lease RB Series 1999 (AA+/Aa1)(c)
2,000,000	5.500	10/01/09	2,108,000

Virginia — 3.5%
Fairfax County Virginia Economic Development Authority Lease RB for Public Uses Complex Project Series 2006 (AA+/Aa1)
2,650,000	5.000	05/15/10	2,805,370
Pocahontas Parkway Association Virginia Toll Road RB for Capital Appreciation Senior Series 1998 B (AAA)(c)(e)
4,130,000	0.000	08/15/08	3,353,395
Rappahannock Virginia Regional Jail Authority Facilities RB GANS Series 2006 (MIG1)
2,500,000	4.250	12/01/09	2,535,100
Tobacco Settlement Financing Corp. RB Asset Backed Series 2005 (AAA/Aaa)
3,619,000	4.000	06/01/13	3,651,933

			12,345,798

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Washington — 0.7%
King County Washington Public Hospital District No. 2 GO Bonds Refunding & Improvement for Evergreen Healthcare Series 2006 (MBIA) (AAA/Aaa)
$1,000,000	4.000%	12/01/10	$1,037,550
Washington State GO Bonds Series 2000 B (AAA/Aa1)(c)
1,225,000	6.000	01/01/10	1,310,664

			2,348,214

West Virginia — 0.6%
West Virginia State Hospital Finance Authority RB for Charleston Medical Center Series 2000 (A2)(c)
2,000,000	6.750	09/01/10	2,227,600

Wisconsin — 0.6%
Badger Power Marketing Authority, Inc. Transmission Delivery Facilities RB Series 1993 (AMBAC) (ETM) (AAA/Aaa)
55,000	5.300	10/01/08	56,207
Badger Power Marketing Authority, Inc. Transmission Delivery Facilities RB Series 1993 Unrefunded Balance (AMBAC) (AAA/Aaa)
265,000	5.300	10/01/08	270,414
Wisconsin Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB+)
695,000	4.000	05/01/08	695,167
715,000	4.000	05/01/09	716,165
Wisconsin Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB)
125,000	4.125	05/15/09	125,419
260,000	4.125	05/15/10	260,408
Wisconsin Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB)
105,000	4.125	05/15/10	105,165

			2,228,945

TOTAL MUNICIPAL DEBT OBLIGATIONS			$307,531,325

Other Municipals — 6.1%
MMA Financial CDD Senior Securitization Trust RB for Various States Bartram Springs Passthru Series 2003 B (Aa3)(d)
$5,972,019	3.375%	11/01/08	$5,959,060
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (A3)(b)(d)
2,000,000	4.950	09/30/12	2,071,240
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2005 A Class A (Aa3)(d)
9,840,000	4.050	05/04/10	10,040,342
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2006 Class A (A1)(d)
2,987,000	4.220	11/02/10	3,084,675

TOTAL OTHER MUNICIPALS			$21,155,317

Short-Term Investments — 4.1%
Florida — 0.2%
Jacksonville Electric Authority RB for Sub-Electric System Series 2001 B (A-1/VMIG1)(a)
$600,000	1.900%	02/01/08	$600,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — (continued)
New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority RB for Dartmouth College Series 2007 B (A-1+/VMIG1)(a)
$1,400,000	1.900%	02/01/08	$1,400,000

New York — 1.1%
New York City Transitional Finance Authority RB for Recovery Series 3 Subseries 2002 3E (A-1+/VMIG1)(a)
4,000,000	1.750	02/01/08	4,000,000

Texas — 2.0%
North Texas Tollway Authority BANS Series 2007 (MIG1)
5,000,000	4.125	11/19/08	5,008,450
Texas Water Development Board Refunding VRDN RB for State Revolving Sub Lien Series 2007 (A-1+/VMIG1)(a)
1,700,000	1.950	02/01/08	1,700,000

			6,708,450

Wyoming — 0.4%
Uinta County Pollution Control Center RB Refunding for Chevron USA Inc Project Series 1993(a)
1,300,000	2.000	02/01/08	1,300,000
Lincoln County Pollution Control Center RB for Exxon Project Series 1985 (A-1+)(a)
200,000	1.870	02/01/08	200,000

			1,500,000

TOTAL SHORT-TERM INVESTMENTS			$14,208,450

TOTAL INVESTMENTS — 98.3%			$342,895,092

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%			5,993,159

NET ASSETS — 100.0%			$348,888,251

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.
(b) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates. Interest rate disclosed is that which is in effect at January 31, 2008.
(c) Prerefunded security. Maturity date disclosed is prerefunding date.
(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 27,510,617 which represents approximately 7.9% of net assets as of January 31, 2008.
(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.
Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.
The Portfolio had the following insurance concentration at 10% or greater of net assets at January 31, 2008: MBIA 10.5%.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Investment Abbreviations:
ACA	— Insured by American Capital Access
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BANS	— Bond Anticipation Notes
CDD	— Community Development District
CIFG	— CIFG Assurance North America, Inc.
COPS	— Certificate of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FSA	— Insured by Financial Security Assurance Co.
GANS	— Grant Anticipation Notes
GO	— General Obligation
GO OF AUTH	— General Obligation of Authority
GTY AGMT	— Guaranteed Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MBIA-IBC	— Insured by Municipal Bond Investors Assurance
— Insured Bonds Certificates
PCRB	— Pollution Control Revenue Bond
Radian	— Insured by Radian Asset Assurance
RB	— Revenue Bond
RMKT	— Remarketed
XLCA-ICR	— Insured by XL Capital Assurance, Inc.
— Insured Custodial Receipts
VRDN	— Variable Rate Demand Note

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$336,432,044

Gross unrealized gain	7,219,490
Gross unrealized loss	(756,442)

Net unrealized security gain	$6,463,048

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CALIFORNIA AMT-FREE MUNICIPAL FUND
Schedule of Investments
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 98.8%
California — 89.6%
Abag Finance Authority RB for Non-Profit Corps. RB for San Diego Hospital Association Series 2001 A (A-/Baa1)
$725,000	6.125%	08/15/20	$756,581
Abag Finance Authority RB for Non-Profit Corps. RB for Sansum-Santa Barbara Series 2002 A (CA MTG INS) (A+)
2,000,000	5.500	04/01/21	2,101,960
Abag Finance Authority RB for Non-Profit Corps. RB Refunding for United Dominion Housing Series 2000 B (GTY AGMT) (BBB/Baa2)(a)(b)
1,000,000	6.250	08/15/08	1,016,720
Banning Utility Authority Water Enterprise RB for Refunding and Improvement Projects Series 2005 (FGIC) (AA/Aaa)
1,135,000	5.000	11/01/22	1,186,404
Bay Area Infrastructure Financing Authority RB for State Payment Acceleration Notes Series 2006 (FGIC) (AA/Aaa)
1,500,000	5.000	08/01/17	1,620,555
Brentwood Infrastructure Financing Authority Special Assessment Refunding Subseries 2005 B
235,000	5.000	09/02/25	214,926
California Educational Facilities Authority RB for California Institute of Technology Series 2003 A (AAA/Aaa)(c)
1,000,000	5.000	10/01/11	1,090,080
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2005 G (A/A2)
1,000,000	5.000	07/01/10	1,041,330
California Health Facilities Financing Authority RB for Catholic Healthcare West Unrefunded Balance Series 2004 H (A/A2)(a)(b)
805,000	4.450	07/01/11	834,568
California Infrastructure & Economic Development Bank RB for LA County Department of Public Social Services Series 2003 (AMBAC) (AAA/Aaa)
505,000	5.750	09/01/23	573,357
California Municipal Finance Authority RB for University Students Cooperation Association Series 2007 (BBB-)
790,000	5.000	04/01/22	782,053
California Special Districts Association Finance Corp. COPS for Montecito San District Series 2007 UU (MBIA) (AAA/Aaa)
750,000	5.000	07/01/33	772,665
California State Department of Transportation RANS for Federal Highway Grant Series 2004 A (FGIC) (AA/Aaa)
1,000,000	5.000	02/01/12	1,084,840
California State Economic Recovery GO Bonds Series 2004 A (AA+/Aa3)
1,000,000	5.250	01/01/10	1,051,600

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
California State GO Bonds for Various Purposes Series 2007 (A+/A1)
$2,500,000	5.000%	06/01/37	$2,499,825
California State GO Bonds Prerefunded-2007 Series 2001 (A+/Aaa)(c)
1,000,000	5.125	06/01/11	1,087,820
California State GO Bonds Series 2003 (A+/A1)
2,000,000	5.250	02/01/15	2,185,940
California State Public Works Board RB for California Community College Series 2007 B (FGIC) (AA/Aaa)
2,000,000	5.000	03/01/24	2,045,320
California State Public Works Board RB for Department of Mental Health Coalinga Series 2004 A (A/A2)
1,000,000	5.000	06/01/11	1,065,030
California State Public Works Board RB Refunding for Department of Health Services Series 2005 K (A/A2)
200,000	5.000	11/01/22	206,856
California Statewide Communities Development Authority Apartment Development RB Refunding for Irvine Apartment Communities Series 1998 A-2 (A-)(a)(b)
1,000,000	4.900	05/15/08	1,006,240
California Statewide Communities Development Authority RB Refunding for Daughters of Charity Health Series 2005 F (BBB+)
500,000	5.000	07/01/09	510,250
California Statewide Communities Development Authority RB for Front Porch Communities & Services Series 2007 A (BBB)(d)
1,000,000	5.125	04/01/37	919,970
California Statewide Communities Development Authority RB for Henry Mayo Newhall Memorial Hospital Series 2007 (CA MTG INS) (A+)
1,000,000	5.000	10/01/37	981,730
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2002 C (A+)(a)(b)
725,000	3.850	06/01/12	737,398
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2006 B (A+)
1,000,000	5.250	03/01/45	1,002,570
Carson Public Financing Authority Reassessment Special Assessment Refunding Series 2006 A (Radian) (AA)
635,000	4.375	09/02/26	578,244
Carson Redevelopment Agency Tax Allocation for Sub-Merged Project Area Series 2003 D (AAA)(c)
1,000,000	6.000	01/01/14	1,166,520
Central Coast Water Authority RB Refunding for State Water Project Regional Facilities Series 2006 A (FSA) (AAA/Aaa)
1,000,000	4.000	10/01/10	1,045,900
Colton Joint Unified School District GO Bonds for Election of 2001 Series 2006 C (FGIC) (AA/Aaa)
500,000	5.250	02/01/22	535,575

GOLDMAN SACHS CALIFORNIA AMT-FREE MUNICIPAL FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Coronado Community Development Agency Tax Allocation Refunding for Coronado Community Development Project Series 2006 (FGIC) (AA/Aaa)
$1,000,000	5.000%	09/01/22	$1,037,370
Del Mar Race Track Authority RB Refunding Series 2005 (BBB-)
1,000,000	5.000	08/15/08	1,006,150
Eastern Municipal Water District Community Facilities Special Tax for Area Improvement District 2004-32 Series 2007 A
340,000	5.000	09/01/37	286,603
Eastern Municipal Water District Community Facilities Special Tax for Cottonwood District 2004-27 Series 2006
100,000	5.000	09/01/27	89,789
Foothill-De Anza Community College District of California GO Bonds Series 2007 A (AMBAC) (AAA/Aaa)
1,500,000	5.000	08/01/27	1,558,575
Franklin McKinley School District GO Bonds for Election of 2004 Series 2008 B (FSA) (AAA/Aaa)
1,500,000	5.250	08/01/32	1,581,675
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2007 A-1 (BBB/Baa3)
1,000,000	5.750	06/01/47	958,160
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (FGIC) (AA/Aaa)
1,685,000	5.000	06/01/35	1,668,032
Hollister Joint Powers Financing Authority RB for Refunding and Improvement Project Series 2006-1 (FSA) (AAA)
500,000	5.000	06/01/17	556,010
Jurupa Community Services District Special Tax Community Facilities District No. 30 Series 2007 A
1,000,000	5.600	09/01/37	969,080
Kings River Conservation District California Revenue COPS for Peaking Project Series 2004 (Baa1)
1,455,000	5.000	05/01/10	1,519,427
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3
275,000	5.000	09/01/25	248,806
Lammersville School District Community Facilities District No. 2002 Special Tax for Mountain House Series 2006
250,000	5.000	09/01/26	228,760
Long Beach Bond Finance Authority RB for Natural Gas Purchase Series 2007 A (A+/A1)
500,000	5.500	11/15/2037	502,880
Los Angeles Community College District GO Bonds Series 2001 A (MBIA) (AAA/Aaa)(c)
1,250,000	5.500	08/01/11	1,380,712
Los Angeles Housing Authority Multi-Family Housing RB Refunding Series 2007 A (FNMA) (AAA)
1,500,000	5.000	08/15/37	1,470,480

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Los Angeles Unified School District GO Bonds Series 2003 A (MBIA) (AAA/Aaa)(c)
$1,250,000	5.375%	07/01/13	$1,415,075
Manteca Unified School District GO Bonds Refunding Series 2005 (FGIC) (AA/Aaa)
775,000	5.000	08/01/20	821,120
Mission Springs Water District Improvement Bond Act of 1915 Special Assessment Limited Obligation for District No. 13 Series 2005
275,000	5.000	09/02/21	257,892
Mountain House Public Financing Authority California Utilities Systems RB Escrow Series 2007 (A-)
1,000,000	5.000	12/01/32	973,580
New Haven Union High School District GO Bonds Refunding Series 2005 (MBIA) (AAA/Aaa)
1,250,000	5.250	08/01/21	1,362,912
Northern California Gas Authority No. 1 Gas Project RB Series 2007 A (AA-/Aa3)
1,500,000	5.000	07/01/10	1,561,290
Olivenhain Municipal Water District California Bond Act of 1915 Special Assessment for Reassessment of District No. 96-1 Series 2007 (FGIC) (AA/Aaa)
1,500,000	5.000	09/02/27	1,547,160
Palmdale Improvement Bond Act of 1915 Special Assessment Limited Obligation for District No. 2006-1 Series 2006
500,000	5.000	09/02/36	421,145
Palo Alto Improvement Bond Act of 1915 Special Assessment for University Avenue Area Off Shore Parking Series 2002 A (BBB)
1,055,000	5.250	09/02/17	1,076,248
Plumas Elementary School District COPS for Series 2007 (BBB)
1,000,000	5.250	06/01/37	953,940
Poway Unified School District Special Tax Community Facilities District No. 6-4 South Ranch Series 2005 (BBB)
200,000	4.850	09/01/20	190,748
Riverside County Public Financing Authority Tax Allocation Revenue Redevelopment Project Area No. 1 for Mid County Series 2006 B (MBIA) (AAA/Aaa)
575,000	5.000	10/01/15	633,679
San Diego Redevelopment Agency Tax Allocation for Centre City Redevelopment Series 2006 A (AMBAC) (AAA/Aaa)
1,000,000	5.000	09/01/13	1,105,150
Santa Clarita Community College District GO Bonds for Capital Appreciation-Election of 2006 Series 2007 (MBIA) (AAA/Aaa)(e)
2,030,000	0.000	08/01/36	446,113
Sierra View Local Health Care District RB Refunding Series 1998 (A-)
500,000	5.400	07/01/22	507,085

GOLDMAN SACHS CALIFORNIA AMT-FREE MUNICIPAL FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
South Tahoe Joint Powers Financing Authority RB Refunding for South Tahoe Redevelopment Project No. 1 Series 2007 A (AMBAC) (AAA)
$1,000,000	5.000%	10/01/37	$1,006,030
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (AAA/Aaa)(c)
1,180,000	5.250	06/01/12	1,304,466
Tobacco Securitization Authority of Southern California Tobacco Settlement RB Senior Series 2006 A-1 (BBB/Baa3)
955,000	4.750	06/01/25	917,717
Tulare Public Financing Authority Lease RB Refunding for Capital Facilities Project Series 2008 (AAA/Aaa)
1,000,000	5.500	04/01/38	1,053,210
Turlock California Health Facilities COPS for Emanuel Medical Center Series 2007 B (BBB+)
1,000,000	5.500	10/15/37	934,900
Watsonville California Water RB Series 2007 (AMBAC) (AAA/Aaa)
1,000,000	5.000	05/15/37	1,008,700
Yuba City Redevelopment Agency Tax Allocation Redevelopment Project Series 2007 (Radian) (AA)
1,000,000	5.375	09/01/39	1,004,790

			67,268,286

Guam — 1.4%
Northern Mariana Islands Commonwealth GO Bonds Series 2000 A (ACA) (AAA)(c)
1,000,000	6.000	06/01/10	1,084,820

Puerto Rico — 6.3%
Puerto Rico Aqueduct & Sewer Authority RB Refunding Series 1995 (BBB-/Baa3)
250,000	6.250	07/01/12	277,295
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB/Baa3)
1,500,000	5.000	12/01/09	1,548,705
Puerto Rico Electric Power Authority Series 2005 RR (XCLA) (AAA/Aaa)
2,000,000	5.000	07/01/26	2,012,200
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities RB for Ana G Mendez University System Project Series 2006 (BBB-)
270,000	5.000	03/01/09	275,505
575,000	5.000	03/01/12	603,003

			4,716,708

U.S. Virgin Islands — 1.5%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
1,100,000	5.000	10/01/08	1,117,732

TOTAL MUNICIPAL DEBT OBLIGATIONS			$74,187,546

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investment — 0.4%
California Infrastructure & Economic Development Bank VRDN RB for J. Paul Getty Trust Series 2003 D (A-1+/VMIG1)(b)
$300,000	1.550%	02/01/08	$300,000

TOTAL INVESTMENTS — 99.2%			$74,487,546

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%			624,672

NET ASSETS — 100.0%			$75,112,218

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates. Interest rate disclosed is that which is in effect at January 31, 2008.
(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.
(c) Prerefunded security. Maturity date disclosed is prerefunding date.
(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $919,970, which represents approximately 1.2% of net assets as of January 31, 2008.
(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.
Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.
The Portfolio had the following insurance concentration at 10% or greater of net assets at January 31, 2008: FGIC 15.4%.
For information on the mutual funds please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AMBAC	— Insured by American Municipal Bond Assurance Corp.
CA MTG INS	— Insured by California Mortgage Insurance
COPS	— Certificate of Participation
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
GTY AGMT	— Guaranteed Agreement
MBIA	— Insured by Municipal Bond Investors Assurance
Radian	— Insured by Radian Asset Assurance
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
VRDN	— Variable Rate Demand Note
XLCA	— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS CALIFORNIA AMT-FREE MUNICIPAL FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$74,649,786

Gross unrealized gain	976,667
Gross unrealized loss	(1,138,907)

Net unrealized security loss	$(162,240)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS NEW YORK AMT-FREE MUNICIPAL FUND

Schedule of Investments

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 92.9%
Guam — 1.5%
Guam Economic Development & Commerce Authority Tobacco Settlement RB for Asset Backed Bonds Series 2007 (BBB+)
$250,000	5.250%	06/01/32	$249,328
250,000	5.625	06/01/47	250,655

			499,983

New York — 74.8%
Albany Industrial Development Agency Civic Facility RB Refunding for Albany State University Law School Series 2007 A (BBB)
500,000	5.000	07/01/31	469,790
Albany Industrial Development Agency Civic Facility RB Refunding for St. Peters Hospital Project Series 2008 A (BBB+/Baa2)
500,000	5.250	11/15/32	490,315
Amherst Industrial Development Agency Civic Facility RB Refunding for Daeman College Mandatory Tender Series 2006 A (Radian) (Manufacturers & Traders SPA) (AA)(a)(b)
480,000	4.200	10/01/11	491,582
Erie County GO Bonds Refunding Series 2005 D-1 (MBIA) (AAA/Aaa)
300,000	5.000	06/01/21	319,755
Hudson Yards Infrastructure Corp. RB Series 2006A (FGIC) (AA/Aaa)
500,000	5.000	02/15/47	496,590
Long Island Power Authority Electric System RB Series 2006 C (A-/A3)
1,000,000	5.000	09/01/35	1,003,420
Long Island Power Authority Electric System RB Refunding Series 2006 D (A-/A3)
200,000	4.000	09/01/10	206,366
Metropolitan Transportation Authority RB Refunding Series 2005 F (A/A2)
500,000	5.000	11/15/30	509,970
Monroe County Industrial Development Agency Civic Facilities RB Refunding for Highland Hospital of Rochester Series 2005 (BBB+/Baa1)
580,000	5.000	08/01/12	601,199
300,000	5.000	08/01/22	298,164
New York City Industrial Development Agency RB for Polytechnic University Project Refunding Series 2007 (ACA) (BB+)
250,000	5.000	11/01/11	252,355
New York City Industrial Development Agency RB for Queens Baseball Stadium-Pilot Series 2006 (AMBAC) (AAA/Aaa)
500,000	5.000	01/01/19	535,200
1,000,000	5.000	01/01/36	1,004,950
New York City Industrial Development Agency RB for Yankee Stadium-Pilot Series 2006 (MBIA)(AAA/Aaa)
500,000	5.000	03/01/36	502,405
New York City Municipal Water Finance Authority RB Refunding for Fiscal 2008 Series 2007 A (AA+/Aa2)
500,000	5.000	06/15/38	518,515
New York City Municipal Water Finance Authority RB Refunding for Second General Resolution Series 2007 AA (AA/Aa3)
500,000	5.000	06/15/37	518,515

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
New York GO Bonds Refunding Series 2003 A (AA/Aa3)
$500,000	5.000%	08/01/12	$544,555
New York GO Bonds Refunding Series 2003 D (AA/Aa3)
520,000	5.250	10/15/18	561,293
New York GO Bonds Refunding Series 2007 A1 (AA/Aa3)
750,000	5.000	08/01/20	805,058
New York State Dormitory Authority RB for Interfaith Medical Center Refunding Series 2007 (AA-)
850,000	4.750	02/15/12	901,722
New York State Dormitory Authority RB Non State Supported Debt for Kaleida Hospital Health Series 2006 (FHA) (AAA)
260,000	4.000	08/15/14	266,001
New York State Dormitory Authority RB Non State Supported Debt for New York University Hospitals Center Series 2006 (BB/Ba2)
500,000	5.000	07/01/13	523,825
New York State Dormitory Authority RB Non State Supported Debt for New York University Series 2007 A (AMBAC) (AA/Aaa)
1,000,000	5.000	07/01/20	1,092,470
New York State Dormitory Authority RB Non State Supported Debt for North Shore Long Island Jewish Obligation Group Series 2007 A (A-/A3)
1,000,000	5.000	05/01/19	1,059,890
New York State Dormitory Authority RB Non State Supported Debt for Siena College Series 2006 (MBIA) (AAA/Aaa)
400,000	5.000	07/01/13	441,316
New York State Dormitory Authority State Personnel Income Tax RB for Education Series 2006 D (AAA)
750,000	5.000	03/15/16	845,175
New York State Dormitory Authority State Personnel Income Tax RB for Education Series 2007 A (AAA)
750,000	5.000	03/15/19	832,147
New York State Environmental Facilities Corp. State Clean Water & Drinking RB Refunding for Revolving Funds Pooled Financing Program Series 2002 F (AAA/Aaa)
325,000	5.250	11/15/20	351,738
New York State Environmental Facilities Corp. State Clean Water & Drinking RB for Revolving Funds Pooled Funding Series 2007 D (AAA/Aaa)
600,000	5.000	03/15/20	666,684
New York State Power Authority RB Series 2007 C (MBIA) (AAA/Aaa)
550,000	5.000	11/15/21	599,698
New York State Thruway Authority Highway & Bridge Gen RB Series 2007 H (FGIC) (AA/Aaa)
1,000,000	5.000	01/01/32	1,031,490
New York State Thruway Authority Highway & Bridge Second Gen RB Series 2007 A (AMBAC/TCRS/BNY) (AAA)
500,000	5.000	04/01/21	540,780
New York State Urban Development Corp. RB for State Personnel Income Tax Series 2005 A-1 (AMBAC) (AAA/Aaa)
1,000,000	5.000	12/15/23	1,060,600
Sales Tax Asset Receivables Corp. RB Series 2004 A (MBIA) (AAA/Aaa)
335,000	5.250	10/15/19	370,755
Saratoga County Industrial Development Agency Civic Facilities RB for Saratoga Hospital Project Series 2004 A (BBB+)
725,000	5.000	12/01/08	733,229
300,000	5.000	12/01/14	311,385

GOLDMAN SACHS NEW YORK AMT-FREE MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
Seneca County Industrial Development Agency Civic Facilities RB Refunding for New York Chiropractic College Series 2007 (BBB)
$500,000	5.000%	10/01/27	$485,945
Suffolk County Industrial Development Agency Continuing Care Retirement RB Refunding for Jeffersons Ferry Project Series 2006 (BBB-)
250,000	5.000	11/01/12	256,768
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series 2003 A-1 (AA-/A1)
2,750,000	5.500	06/01/18	2,962,987

			25,464,602

Puerto Rico — 11.5%
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB/Baa3)
775,000	5.000	12/01/09	800,164
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities RB for Ana G Mendez University System Project Series 2006 (BBB-)
225,000	5.000	03/01/09	229,588
Puerto Rico Infrastructure Financing Authority Special Tax for Refunding Series 2005 C (AMBAC) (AAA/Aaa)
500,000	5.500	07/01/24	541,780
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Mandatory Tender Refunding Series 2004 A (LOC-Government Development Bank of Puerto Rico) (BBB-/Ba1)(a)(b)
1,000,000	5.750	02/01/12	1,064,310
University of Puerto Rico RB Refunding Series 2006 P (BBB-/Baa2)
230,000	5.000	06/01/13	245,458
1,000,000	5.000	06/01/19	1,046,340

			3,927,640

U.S. Virgin Islands — 5.1%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
700,000	5.000	10/01/10	730,534
500,000	5.000	10/01/14	529,835
Virgin Islands Water and Power Authority RB Series 2007 A (BBB-/Baa3)
500,000	5.000	07/01/31	479,345

			1,739,714

TOTAL MUNICIPAL DEBT OBLIGATIONS			$31,631,939

Short-Term Investments — 5.7%
New York — 5.7%
New York City Municipal Water Finance Authority RB Refunding for Second Gen Fiscal 2008 Series 2007 BB-1 (A-1+/VMIG1)(b)
$100,000	1.900%	02/01/08	$100,000
New York City Industrial Development Agency VRDN RB for Liberty Bryant Park LLC Series 2004 B (A-1+/VMIG1)(b)
500,000	1.900	02/01/08	500,000
Metropolitan Transportation Authority VRDN RB Refunding Subseries 2005 G-2 (A-1+/VMIG1)(b)
100,000	1.920	02/01/08	100,000
New York City Transitional Finance Authority RB Refunding for New York City Recovery Series 2002-3 Subseries 3 H (A-1+/VMIG1)(b)
345,000	1.930	02/01/08	345,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 C (A-1+/VMIG1)(b)
200,000	1.930	02/01/08	200,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — (continued)
New York — (continued)
New York State Dormitory Authority VRDN RB for Cornell University Series 1990 B (A-1+/VMIG1)(b)
$700,000	1.750%	02/01/08	$700,000

TOTAL SHORT-TERM INVESTMENTS			$1,945,000

TOTAL INVESTMENTS — 98.6%			$33,576,939

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%			471,821

NET ASSETS — 100.0%			$34,048,760

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates. Interest rate disclosed is that which is in effect at January 31, 2008.

(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

The Portfolio had the following insurance concentration at 10% or greater of net assets at January 31, 2008: AMBAC 14.0%.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BNY	— Insured by Bank of New York
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
GO	— General Obligation
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
Radian	— Insured by Radian Asset Assurance
RB	— Revenue Bond
SPA	— Stand-by Purchase Agreement
TCRS	— Transferable Custodial Receipts
VRDN	— Variable Rate Demand Notes

GOLDMAN SACHS NEW YORK AMT-FREE MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$33,281,984

Gross unrealized gain	488,842
Gross unrealized loss	(193,887)

Net unrealized security gain	$294,955

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 97.0%
Alabama — 1.6%
Alabama Municipal Electric Authority Power Supply RB Series 2003 A (MBIA) (Aaa)
$1,000,000	5.000%	09/01/33	$1,023,000
Alabama Public School & College Authority RB for Capital Improvement Series 1999 D (AA/Aa2)
1,150,000	5.750	08/01/19	1,220,208
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BBB-)
1,780,000	5.750	12/01/36	1,783,489
Birmingham Alabama GO Bonds for Capital Improvement Warrants Series 2000 A (AA/Aa3)
1,000,000	5.550	08/01/21	1,075,750
Health Care Authority RB for Baptist Health Series 2006 D (BBB+/A3)
575,000	5.000	11/15/17	601,720
100,000	5.000	11/15/21	101,538
Mobile Water & Sewer Commissioners RB Series 2002 (FGIC) (AA/Aaa)
1,000,000	5.250	01/01/18	1,067,100
Puttable Floating Option Tax-Exempt Receipts (RITES) 1511 Series 2007(a)
2,740,000	11.584	10/01/38	2,573,956
Tuscaloosa Alabama GO Bonds Warrants Series 2000 (AA/Aa3)(b)
1,000,000	5.650	01/01/10	1,073,020

			10,519,781

Alaska — 1.4%
Alaska State Housing Finance Corp. RB for General Housing Series 2005 A (FGIC) (AA/Aaa)
4,000,000	5.250	12/01/34	4,136,280
Alaska State Housing Finance Corp. RB Series 1999 A (MBIA) (AAA/Aaa)
2,490,000	6.000	06/01/49	2,513,431
Anchorage Alaska Water RB Refunding Series 2004 (MBIA) (AAA/Aaa)(b)
1,000,000	5.125	05/01/14	1,126,710
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2001 (AAA/Aaa)(b)
1,500,000	5.500	06/01/11	1,640,535

			9,416,956

Arizona — 1.8%
Arizona Health Facilities Authority RB for Phoenix Childrens Hospital Series 2007 A(c)
4,000,000	3.200	02/02/15	3,880,120
Arizona School Facilities Board RB for State School Trust Series 2004 A (AMBAC) (AAA/Aaa)(b)
3,410,000	5.750	07/01/14	3,976,469
Maricopa County Arizona Unified School District No. 41 Gilbert GO Bonds Prerefunded Series 1995 (FSA) (AAA/Aaa)(b)
2,304,000	6.250	07/01/08	2,344,136
Maricopa County Arizona Unified School District No. 41 Gilbert GO Bonds Unrefunded Balance Series 1995 (FSA) (AAA/Aaa)
196,000	6.250	07/01/15	199,166
Northern Arizona University RB Series 2003 (FGIC) (AA/Aaa)(b)
1,235,000	5.500	06/01/14	1,419,978
Queen Creek Improvement District No. 1 Special Assessment Series 2006 (BBB-/Baa2)
500,000	5.000	01/01/26	482,205

			12,302,074

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Arkansas — 0.8%
Arkansas Development Finance Authority Hospital RB for Washington Regional Medical Center Series 2000 (BBB/Baa2)(b)
$4,000,000	7.250%	02/01/10	$4,372,120
Paragould Arkansas Sales and Use Tax RB Series 2001 (AMBAC) (AAA/Aaa)
650,000	5.100	06/01/18	669,285
Washington County Arkansas Hospital RB for Regional Medical Center Series 2005 A (BBB/Baa2)
150,000	5.000	02/01/35	138,134
Washington County Arkansas Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa2)
150,000	5.000	02/01/30	139,774

			5,319,313

California — 20.0%
Abag Finance Authority RB for Non-Profit Corp. for San Diego Hospital Association Series 2001 A (A-/Baa1)
275,000	6.125	08/15/20	286,979
Bay Area Governments Association RB for Bay Area Infrastructure Financing Authority Series 2006 (FGIC) (AA/Aaa)
7,500,000	5.000	08/01/17	8,102,775
California County Tobacco Securitization Agency RB for Stanislaus Subseries 2006 A (BBB)(d)
5,175,000	0.000	06/01/46	374,670
California County Tobacco Securitization Agency RB for Stanislaus Subseries 2006 B (BBB-)(d)
450,000	0.000	06/01/46	31,748
California Housing Finance Agency RB for Home Mortgage AMT Series 2006 I (AA-/Aa2)
2,425,000	4.800	08/01/36	2,261,240
California Infrastructure & Economic Development Bank RB for LA County Department of Public Social Services Series 2003 (AMBAC) (AAA/Aaa)
1,000,000	5.750	09/01/23	1,135,360
California State GO Bonds for Various Purposes Series 2005 (A+/A1)
13,000,000	5.000	03/01/32	13,025,220
California State GO Bonds Series 2003 (A+/A1)
1,000,000	5.250	02/01/33	1,025,090
California State GO for Refunded Bonds Series 2000 (FGIC) (AA/Aaa)(b)
1,205,000	5.250	09/01/10	1,294,833
California State GO for Unrefunded Balance Series 2000 (FGIC) (AA/Aaa)(b)
75,000	5.250	09/01/10	80,591
California State Public Works Board Lease RB for UCLA Replacement Hospital Series 2002 A (FSA) (AAA/Aaa)
2,000,000	5.375	10/01/19	2,202,140
California State University Fresno Association, Inc. RB for Senior Auxiliary Organization Event Center Series 2002 (Baa3)(b)
1,000,000	6.000	07/01/12	1,145,060
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2006 B (A+)
14,000,000	5.250	03/01/45	14,035,980
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2007 B (A+)(e)
2,750,000	3.948	04/01/08	2,268,750
Carson California Public Financing Authority Special Assessment Series 2006 A (Radian) (AA)
300,000	4.375	09/02/26	273,186
Cathedral City California Improvement Bond Act of 1915 Special Assessment for Limited Obligation Cove Improvement District 04-02 Series 2005
250,000	5.000	09/02/20	243,615
Chabot-Las Positas Community College District GO Bonds for Capital Appreciation Bonds Series 2006 C (AMBAC) (AAA/Aaa)(d)
6,340,000	0.000	08/01/35	1,411,601

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Chula Vista California Community Facilities District Special Tax No. 7 for Otay Ranch Village Eleven Series 2006 I
$250,000	5.100%	09/01/26	$227,340
1,570,000	5.125	09/01/36	1,358,380
Del Mar Race Track Authority RB Series 2005 (BBB-)
200,000	5.000	08/15/25	190,916
Eastern Municipal Water District Community Facilities Special Tax District No. 2003-25 Improvement Area D Series 2006
425,000	5.000	09/01/36	359,873
Eastern Municipal Water District Community Facilities Special Tax District No. 2004-29 Sun Ranch Series 2006
500,000	5.000	09/01/29	444,905
1,000,000	5.000	09/01/36	867,730
Eastern Municipal Water District Community Facilities Special Tax District No. 2005-40 Mahogany Series 2006
410,000	5.000	09/01/36	346,881
Foothill-De Anza Community College District of California GO Bonds for Capital Appreciation Bonds Series 2007 B (AMBAC) (AAA/Aaa)(d)
11,235,000	0.000	08/01/36	2,469,004
Foothill-De Anza Community College District of California GO Bonds Series 2007 A (AMBAC) (AAA/Aaa)
6,000,000	5.000	08/01/27	6,234,300
Foothill-De Anza Community College District of California GO Bonds Series 2007 B (AMBAC) (AAA/Aaa)
3,985,000	5.000	08/01/27	4,138,701
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A (FGIC-TCRS) (AAA/Aaa)
1,000,000	5.000	06/01/45	959,190
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2007 A-1 (BBB/Baa3)
8,355,000	5.000	06/01/33	7,331,930
1,375,000	5.125	06/01/47	1,192,262
3,000,000	5.750	06/01/47	2,874,480
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Capital Appreciation Asset Backed Bonds Subseries 2007 B (BBB)(d)
60,000,000	0.000	06/01/47	4,087,200
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Capital Appreciation Asset Backed Bonds Subseries 2007 C (BBB-)(d)
19,500,000	0.000	06/01/47	1,293,435
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2003 B (AAA/Aaa)(b)
7,800,000	5.500	06/01/13	8,780,850
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (A/A2)
3,075,000	5.000	06/01/45	2,916,791
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (AMBAC) (AAA/Aaa)
1,065,000	5.000	06/01/30	1,056,437
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (FGIC) (AA/Aaa)
5,000,000	5.000	06/01/35	4,949,650
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (Radian-IBC) (AA)
1,500,000	5.000	06/01/45	1,427,040
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Bonds Series 2005 A (AMBAC-TCRS) (AAA/Aaa)
3,000,000	5.000	06/01/45	2,877,570
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-1 (AAA/Aaa)(b)
1,225,000	6.750	06/01/13	1,447,362

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-3 (AAA/Aaa)(b)
$350,000	7.875%	06/01/13	$432,751
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-5 (AAA/Aaa)(b)
650,000	7.875	06/01/13	803,680
Hacienda La Puente Unified School District of California GO Bonds Election 2000 Series 2003 B (FSA) (AAA/Aaa)(b)
1,200,000	5.250	08/01/13	1,356,444
Kaweah Delta California Health Care District RB Series 2004 (A3)(b)
325,000	6.000	08/01/12	376,568
Kings River Conservation District California Revenue COPS for Peaking Project Series 2004 (Baa1)
285,000	5.000	05/01/15	305,517
Lafayette Redevelopment Agency Tax Allocation RB for Lafayette Redevelopment Project Series 2005 (Radian) (AA)
120,000	5.000	08/01/35	114,653
Lake Elsinore California Unified School District Community Facilities District Special Tax Series 2005-3
595,000	5.000	09/01/25	538,326
Menlo Park California GO Bonds Series 2002 (Aa1)
1,000,000	5.250	08/01/27	1,068,190
Metropolitan Water District Waterworks of Southern California RB Refunding Series 2001 A (AAA/Aa2)
1,000,000	5.100	07/01/25	1,044,370
Morgan Stanley Co., Inc. Trust RB Residuals Series 2006-1544(a)(d)
390,000	0.000	08/01/34	192,500
Palo Alto California Improvement Bond Act of 1915 for Special Assessment University Avenue Area off Street Parking Series 2002 A (BBB)
955,000	5.250	09/02/15	974,281
Sacramento California North Natomas Community Facilities 97-01 Special Tax Series 2005
560,000	5.000	09/01/25	515,654
1,190,000	5.000	09/01/29	1,076,331
San Diego California Unified School District GO Bonds for Election 1998 Series 2002 D (FGIC) (AA/Aaa)
1,000,000	5.250	07/01/24	1,102,320
San Gabriel California Unified School District GO Bonds Unrefunded Balance Series 2002 A (FSA) (AAA/Aaa)
55,000	5.375	08/01/21	60,037
Santa Ana California Unified School District COPS Series 2007 (MBIA) (AAA/Aaa)
5,000,000	5.250	04/01/37	5,232,700
Silicon Valley Tobacco Securitization Authority RB for Capital Appreciation Santa Clara Series 2007 A (BBB+)(d)
8,000,000	0.000	06/01/36	1,207,200
South Tahoe Joint Powers Financing Authority RB Refunding for South Tahoe Redevelopment PJ-1-A Series 2007 A (AMBAC) (AAA)
4,000,000	5.000	10/01/37	4,024,120
Temecula Valley California Unified School District Community Facilities District Special Tax District No. 2004-1 Improvement Area A Series 2007
1,865,000	5.000	09/01/37	1,638,458
Tobacco Securitization Authority of Northern California Settlement RB for Asset Backed Bonds Series 2005 A-1 (BBB/Baa3)
350,000	5.500	06/01/45	323,575
Tobacco Securitization Authority of Southern California Settlement RB for Asset Backed Bonds Series 2002 A (AAA/Aaa)(b)
3,000,000	5.625	06/01/12	3,362,100
Torrance California COPS Refunding & Public Improvement Project Series 2005 B (AMBAC) (AAA/Aaa)
310,000	5.250	06/01/34	323,516
University of California RB for Multiple Purpose Projects Series 2001 M (FGIC) (AA/Aaa)(b)
2,000,000	5.125	09/01/09	2,114,660

			135,219,016

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Colorado — 2.5%
Aurora Centretech Colorado Metropolitan District GO Refunding Bonds Series 1998 C (LOC-BNP Paribas) (AA+)(c)
$2,000,000	4.875%	12/01/08	$2,033,760
Castlewood Ranch Colorado Metropolitan District GO Bonds Refunding Series 2006 (XLCA) (AAA)
1,905,000	4.250	12/01/29	1,791,157
3,520,000	4.250	12/01/34	3,224,496
Colorado Department of Transportation RB Revenue Anticipated Notes Series 2000 (AMBAC) (AAA/Aaa)(b)
1,000,000	6.000	06/15/10	1,089,750
Colorado Health Facilities Authority RB for Catholic Health Initiatives Series 2001 (AA/Aa2)(b)
550,000	5.500	09/01/11	604,263
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB)
1,150,000	5.000	12/01/35	1,035,299
Colorado Health Facilities Authority RB for Hospital Poudre Valley Health Care Series 2005 F (BBB+/Baa2)
1,000,000	5.000	03/01/25	967,620
Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001 (A2)(b)
500,000	6.500	11/15/11	572,490
E-470 Public Highway Authority RB Capital Appreciation Series 2004 B (MBIA) (AAA/Aaa)(d)
5,000,000	0.000	09/01/27	1,698,400
La Plata County Colorado School District No. 9-R Durango GO Bonds Series 2002 (MBIA) (Aaa)(b)
1,000,000	5.250	11/01/12	1,113,620
SBC Metropolitan District GO Refunding Series 2005 (ACA)
500,000	5.000	12/01/29	431,390
Tower Colorado Metropolitan District GO Bonds Refunding and Improvement Series 2005 (Radian) (AA/Aa3)
140,000	5.000	12/01/35	133,914
West Metro Fire Protection District GO Series 2006 A (MBIA) (Aaa)
2,200,000	5.250	12/01/26	2,363,658

			17,059,817

Connecticut — 0.4%
Connecticut State Development Authority PCRB Refunding for Connecticut Light & Power Co. RMKT 9/23/98 Series 1993 A (BBB-/Baa1)
2,500,000	5.850	09/01/28	2,561,250

District of Columbia — 0.9%
District of Columbia RB for Friendship Public Charter School Series 2006 (ACA) (BBB)
100,000	4.000	06/01/16	95,952
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
720,000	6.250	05/15/24	736,063
1,000,000	6.500	05/15/33	1,036,680
Metropolitan Washington D.C. Airports Authority RB Series 2005 A (AMT) (MBIA) (AAA/Aaa)
2,000,000	5.000	10/01/35	1,988,000
Metropolitan Washington D.C. Airports Authority RB Series 2006 A (AMT) (FSA) (AAA/Aaa)
2,000,000	5.000	10/01/35	2,001,260

			5,857,955

Florida — 5.5%
Arbor Greene Community Development District Special Assessment for Refunding Revenue Series 2006 (BBB+)
1,505,000	5.000	05/01/19	1,498,483
Bobcat Trail Community Development District of Florida Special Assessment for Refunding Capital Improvement Series 2005
1,200,000	5.200	05/01/29	1,095,408
Bridgewater Wesley Chapel Community Development District of Florida Special Assessment for Capital Improvement Series 2005
2,430,000	5.750	05/01/35	2,355,059
Coconut Cay Community Development District of Florida Special Assessment Series 2006
990,000	5.375	05/01/36	848,955

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Coral Gables Health Facilities Authority RB for Baptist Health South Florida Series 2004 (FSA) (AAA/Aaa)(b)
$1,000,000	5.250%	08/15/14	$1,137,560
Covington Park Florida Community Development District Special Assessment Refunding for Capital Improvement Series 2005 (A-)
675,000	5.000	05/01/21	691,834
Crossings At Fleming Island Community Development District of Florida RB Refunding Series 2007 (MBIA) (AAA/Aaa)
125,000	4.750	10/01/36	122,310
Crossings At Fleming Island Community Development District of Florida Special Assignment Refunding for Series 2000 B (MBIA) (AAA/Aaa)
1,765,000	5.800	05/01/16	1,902,846
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
1,680,000	6.000	05/01/34	1,758,876
Double Branch Community Development District Special Assessment Series 2005 A
570,000	5.350	05/01/34	524,805
Hamal Florida Community Development District Special Assessment for Refunding and Improvement Series 2006 A (MBIA) (AAA)
2,755,000	5.375	05/01/22	3,016,009
High Ridge Quantum Community Development District of Florida Special Assessment for Boyton Beach Series 2005 A
1,910,000	5.750	05/01/35	1,616,987
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Health Hospital Series 2005 B (A+/A(e)
500,000	5.000	11/15/09	518,310
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Hospital Health System Series 2006 G (A+/A1)
1,000,000	5.125	11/15/32	995,060
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (BBB+/Baa1)
300,000	5.625	03/01/24	304,683
Keys Cove Community Development District Special Assessment Series 2004
1,190,000	5.875	05/01/35	1,149,921
Longleaf Florida Community Development District Special Assessment Refunding Series 2006
1,320,000	5.375	05/01/30	1,163,382
Marsh Harbour Community Development District Special Assessment Series 2005 A
915,000	5.450	05/01/36	758,755
Meadow Florida Pointe III Community Development District RB for Capital Improvement Series 2004 A
975,000	6.000	05/01/35	1,004,045
Miami-Dade County Expressway Authority of Florida RB Series 2004 B (FGIC) (AA/Aaa)
1,000,000	5.250	07/01/26	1,045,820
North Springs Improvement District RB Refunding for Water Management Series 2005 A
185,000	5.375	05/01/24	150,965
North Springs Improvement District RB for Water Management Series 2005 B
445,000	5.500	05/01/35	335,655
Oakstead Florida Community Development District Capital Improvement Special Assessment Refunding for Series 2006 A-1 (MBIA) (AAA/Aaa)
145,000	4.500	05/01/32	139,402
Orange County Health Facilities Authority RB for Orlando Regional Healthcare Hospital Series 2006 B (A/A2)
135,000	4.750	11/15/36	126,164
Palm Beach County Florida GO Bonds Series 1999 A (AAA/Aaa)(b)
1,000,000	5.450	08/01/09	1,049,000

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Port Everglades Authority RB Series 1986 (ETM) (AAA/Aaa)
$2,585,000	7.125%	11/01/16	$3,069,145
Sail Harbour Community Development District Special Assessment Series 2005 A
985,000	5.500	05/01/36	927,190
Sonoma Bay Community Development District Special Assessment Series 2005 A
640,000	5.450	05/01/36	522,534
Sumter Landing Florida Community Development District Recreational RB Series 2005 A (MBIA) (AAA/Aaa)
250,000	4.625	10/01/30	240,310
Tampa Florida Water & Sewer RB Refunding Series 2001 A (AA/Aa2)
1,000,000	5.250	10/01/19	1,071,530
Tampa Palms Open Space & Transportation Community Development District Revenue Special Assessment Refunding for Capital Improvement Area 7 Project Series 2004 (MBIA) (AAA/Aaa)
1,395,000	4.500	05/01/18	1,495,482
Thousand Oaks Community Development District Special Assessment Series 2005 A-1
970,000	5.350	05/01/35	876,220
Village Community Development District No. 6 Special Assessment Series 2007
2,670,000	5.250	05/01/37	2,478,267
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvements Series 2005
985,000	5.600	05/01/36	917,705
Volusia County Educational Facility Authority RB Refunding for Embry-Riddle Aeronautical Series 2005 (Radian) (AA/Aa3)
650,000	5.000	10/15/35	640,367

			37,549,044

Georgia — 2.9%
Augusta Georgia Water & Sewer RB Series 2004 (FSA) (AAA/Aaa)
7,000,000	5.250	10/01/39	7,360,290
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BBB/Baa2)
325,000	5.500	01/01/34	298,174
Cobb County Development Authority RB for Student Housing KSU Village II Real Estate Series 2007 C (AMBAC) (AA/Aaa)
10,195,000	5.250	07/15/38	10,547,645
Georgia State GO Bonds Prerefunded Series 1992 B (ETM) (AAA/Aaa)
5,000	6.000	03/01/12	5,657
Georgia State GO Bonds Unrefunded Balance Series 1992 B (AAA/Aaa)
995,000	6.000	03/01/12	1,126,131

			19,337,897

Guam — 0.0%
Guam Education Financing Foundation COPS for Public School Facilities Project Series 2006 A (A-)
175,000	5.000	10/01/23	175,721

Hawaii — 0.6%
Hawaii State Airport Systems RB Refunding Series 2000 B (AMT) (FGIC) (AA/Aaa)
3,500,000	6.625	07/01/17	3,751,230

Idaho — 0.2%
Idaho Housing & Finance Association Single Family Mortgage RB Series 2007 F-1 CL II (Aa2)
1,125,000	5.250	01/01/38	1,113,221

Illinois — 4.5%
Chicago Illinois GO Bonds Prerefunded Series 2000 C (FGIC) (AA/Aaa)(b)
1,365,000	5.500	07/01/10	1,480,206
Chicago Illinois GO Bonds Unrefunded Balance Series 2000 C (FGIC) (AA/Aaa)
815,000	5.500	01/01/19	874,634
Chicago Illinois Multi-Family Housing RB for Coppin Housing Project Series 2007 A (AMT) (FHA/GNMA) (Aaa)
1,375,000	5.000	11/20/48	1,297,546

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Illinois — (continued)
Chicago Illinois O’Hare International Airport RB Refunding for General Airport 3rd Lien Series 2003 A-1 (XLCA) (AAA/Aaa)
$490,000	5.250%	01/01/34	$496,674
Chicago Illinois Skyway Toll Bridge RB Series 2000 (AMBAC) (AAA/Aaa)(b)
1,000,000	5.500	01/01/11	1,096,100
Chicago Illinois Tax Increment for Central Loop Redevelopment Project Series 2000 A (ACA)
2,000,000	6.500	12/01/08	2,042,520
Chicago Illinois Tax Increment Junior Lien for Near South Redevelopment Project Series 2001 A (ACA)
750,000	5.000	11/15/11	765,458
1,250,000	6.250	11/15/13	1,319,337
Du Page County High School District No. 87 Glenbard Township GO Bonds Unrefunded Balance Series 1998 A (Aa3)
20,000	5.050	12/01/14	20,040
Illinois Development Finance Authority PCRB for Amerencips Series 2000 A (B+/Ba1)(c)
2,300,000	5.500	02/28/14	2,298,712
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (AAA/Aaa)(b)
2,000,000	6.250	05/01/12	2,306,420
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BBB-/Baa3)
400,000	5.125	01/01/25	371,948
Illinois Finance Authority RB Refunding for Waste Management, Inc. Project Series 2005 A (AMT) (BBB)
400,000	5.050	08/01/29	361,140
Illinois State GO Bonds First Series 2002 (MBIA) (AAA/Aaa)
3,000,000	5.375	07/01/19	3,227,700
Lake County Illinois Community Consolidated School District No. 041 GO Bonds Series 1999 A (FSA) (AAA/Aaa)
2,725,000	9.000	11/01/16	3,870,099
Lombard Public Facilities Corp. RB for Conference Center and Hotel First Tier Series 2005 A-2 (ACA) (BB-)
425,000	5.500	01/01/36	380,354
Metropolitan Pier & Exposition Authority Illinois RB for McCormick Place Explosion Project Series 1999 (FGIC) (AAA/Aaa)
800,000	5.250	12/15/28	819,072
Northlake Illinois GO Refunding for Tax Increment Series 1998 A (AMBAC)(AA/Aaa)
300,000	5.000	06/01/14	304,824
Round Lake IL Lakewood Grove Special Service Area No. 1 Special Tax Series Refunding 2007 (AAA)
2,720,000	5.500	03/01/32	2,908,142
1,285,000	4.700	03/01/33	1,249,894
Southwestern Illinois Development Authority RB for Capital Appreciation Bonds Local Government Program Series 2007 (FSA) (AAA)(d)
6,500,000	0.000	12/01/25	2,728,700

			30,219,520

Indiana — 1.4%
Bloomington Municipal Facilities Corp. RB for Economic Development Lease Rental Series 1998 (AA-/Aa3)
260,000	4.800	08/01/12	263,060
Clarksville High School Building Corp. RB Refunding for First Mortgage Series 1998 (MBIA) (AAA/Aaa)
150,000	5.000	07/15/14	153,033
Crown Point Indiana Multi-School Building Corp. (MBIA) (AAA/Aaa)(b)
200,000	4.800	07/15/09	209,698
Delaware County Hospital Authority RB for Cardinal Health Systems Obligation Group Series 2006 (Baa2)
240,000	5.250	08/01/36	213,775
Eagle-Union Middle School Building Corp. RB Refunding for First Mortgage Series 2001 (AMBAC) (AAA/Aaa)
125,000	4.850	07/05/15	131,498

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Indiana — (continued)
Fall Creek Regional Waste District RB Refunding Series 2001 (MBIA) (AAA/Aaa)
$100,000	4.700%	03/01/13	$105,072
Greencastle Indiana Waterworks RB Refunding Series 2001 (MBIA) (AAA/Aaa)
300,000	4.250	07/01/13	315,639
Indiana Bond Bank RB for Special Program Series 1998 A (FSA) (AAA/Aaa)
290,000	4.600	02/01/13	300,524
Indiana Bond Bank RB Unrefunded Balance for State Revolving Series 1998 A (AAA)
200,000	4.800	02/01/13	202,354
Indiana Educational Facilities Authority RB for Earlham College Project Series 1998 (Aa3)
325,000	4.950	10/15/12	333,060
Indiana Health & Educational Facilities Financing Authority Hospital RB for Clarian Health Obligations Series 2006 A (A+/A2)
1,000,000	5.000	02/15/39	954,550
Indiana Health Facility Financing Authority RB for Kings Daughters Hospital Series 1997 (Radian) (AA)
70,000	5.500	02/15/10	71,562
Indiana State Office Building Commission RB Refunding Series 1998 A (AA/Aa2)
300,000	4.700	07/01/11	305,607
Indianapolis Indiana Airport Authority RB Refunding for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
640,000	5.100	01/15/17	658,970
Mitchell Multi School Building Corp. RB Refunding for First Mortgage Series 2002 (AA)
275,000	4.650	07/05/13	300,833
Mount Vernon of Hancock County Multi-School Building Corp. RB Prerefunded for First Mortgage Series 2001 B (AMBAC) (AAA/Aaa)(b)
150,000	4.700	07/15/11	159,446
Munster School Building Corp. RB Refunding for First Mortgage Series 1998 (FSA) (AAA/Aaa)
200,000	4.600	07/05/10	203,864
North Montgomery High School Building Corp. RB for First Mortgage Series 2000 (FGIC) (AA/Aaa)
400,000	5.050	07/15/15	420,628
Northwest Allen County Middle School Building Corp. RB Prerefunded for First Mortgage Series 1998 (MBIA) (AAA/Aaa)(b)
100,000	4.750	01/15/09	103,627
Perry Township Multi School Building Corp. RB for First Mortgage Series 2001 (FGIC) (AA/Aaa)
240,000	4.625	01/15/15	250,313
Porter County Jail Building Corp. RB Refunding for First Mortgage Series 2001 (FSA) (AAA/Aaa)
300,000	5.000	07/10/16	316,707
Princeton City Indiana Sewer Works RB Refunding Series 2003
275,000	4.500	05/01/13	280,690
Purdue University COPS Series 1998 (AA/Aa1)
50,000	4.500	07/01/09	50,412
Rochester Community School Building Corp. RB Refunding for First Mortgage Series 1998 (AMBAC) (AAA/Aaa)
250,000	5.000	07/15/13	257,457
South Bend Community School Building Corp. RB for First Mortgage Series 2001 A (FSA) (AAA/Aaa)(b)
225,000	5.100	01/01/10	239,135
South Bend Community School Building Corp. RB for First Mortgage Series 2001 B (FSA) (AAA/Aaa)
200,000	4.600	07/01/13	208,110
Vanderburgh County Indiana Redevelopment Commission Tax Allocation for Tax Increment Series 2006 (A-)
1,400,000	5.250	02/01/31	1,390,746
Vinton-Tecumseh School Building Corp. RB Refunding for First Mortgage Series 1998 (A+)
200,000	5.000	07/05/13	202,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Indiana — (continued)
Warren Township School Building Corp. RB Refunding for First Mortgage Series 1998 (FSA) (AAA/Aaa)
$300,000	5.000%	07/05/14	$306,063
Whitley County Middle School Building Corp. RB Refunding for First Mortgage Series 1998 (FSA) (AAA/Aaa)
275,000	4.800	01/10/11	280,417

			9,188,850

Iowa — 0.5%
Coralville Iowa COPS Series 2006 D (A2)
1,325,000	5.250	06/01/22	1,372,779
Tobacco Settlement Authority of Iowa RB for Asset Backed Bonds Series 2005 C (BBB/Baa3)
1,875,000	5.375	06/01/38	1,690,425

			3,063,204

Kansas — 0.2%
Wichita Kansas Hospital RB for Refunding and Improvement Facilities Series 2001 III (A+)
1,000,000	5.500	11/15/25	1,034,670

Kentucky — 2.0%
Kentucky Economic Development Finance Authority System RB Prerefunded for Norton Healthcare Series 2000 C (MBIA) (AAA/Aaa)(b)
1,085,000	6.000	10/01/13	1,270,936
Kentucky Economic Development Finance Authority System RB Unrefunded for Norton Healthcare Series 2000 C (MBIA) (AAA/Aaa)
2,165,000	6.000	10/01/18	2,455,825
Kentucky Housing Corp. RB Series 2007 N (AMT) (AAA/Aaa)
10,000,000	5.125	01/01/38	9,767,700

			13,494,461

Louisiana — 1.5%
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
675,000	5.000	11/01/18	659,063
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
2,560,000	4.750	03/01/19	2,397,466
Louisiana Local Government Environmental Facilities & Community Development Authority for Louisiana Tech University Student Housing Series 2007 (AMBAC) (AAA)
2,000,000	5.250	10/01/27	2,124,360
Louisiana State Offshore Terminal Authority Deepwater Port RB Refunding for Loop LLC Project Series 2003 C (A/A3)
1,000,000	5.250	09/01/15	1,068,030
500,000	5.250	09/01/16	531,695
New Orleans Louisiana Levee District Public Improvement RB Series 1986 (FSA) (AAA/Aaa)
1,140,000	5.950	11/01/15	1,154,512
Tobacco Settlement Financing Corp. RB Series 2001 B (BBB/Baa3)
1,285,000	5.500	05/15/30	1,254,237
1,220,000	5.875	05/15/39	1,191,879

			10,381,242

Maine — 0.9%
Maine Municipal Bond Bank GO Bonds RB Series 2005 E (AAA/Aa1)
2,165,000	5.000	11/01/34	2,243,525
Maine State Housing Authority RB for Mortgage Purposes Series 2005 D-2 (AMT) (AA+/Aa1)
3,965,000	4.800	11/15/36	3,690,225

			5,933,750

Maryland — 1.8%
Anne Arundel County Maryland Special Obligation RB Special Tax Refunding for Audel Mills Project Series 2004 (AAA/Aa1)
1,500,000	5.125	07/01/29	1,575,435
Baltimore Maryland RB for Wastewater Projects Series 2005 B (MBIA) (AAA/Aaa)(b)
3,260,000	5.000	07/01/15	3,689,994

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Maryland — (continued)
Frederick County Maryland Special Tax Prerefunded for Lake Linganore Village Community Development Series 2001 A (Radian) (AA)(b)
$220,000	5.600%	07/01/10	$240,618
445,000	5.700	07/01/10	487,738
Frederick County Maryland Special Tax Unrefunded Balance for Lake Linganore Village Community Development Series 2001 A (Radian) (AA)
280,000	5.600	07/01/20	290,136
555,000	5.700	07/01/29	563,375
Maryland State Health & Higher Educational Facilities Authority RB for Maryland Institute College of Art Series 2001 (BBB+/Baa1)(b)
500,000	5.500	06/01/11	546,845
Maryland State Health & Higher Educational Facilities Authority RB for Maryland Institute College of Art Series 2006 (BBB+/Baa1)
1,000,000	5.000	06/01/35	961,060
1,000,000	5.000	06/01/40	962,730
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Medstar Health Series 2004 (BBB+/A3)
500,000	5.375	08/15/24	503,135
750,000	5.500	08/15/33	738,863
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Mercy Ridge Series 2007 (BBB+)
300,000	4.750	07/01/34	263,172
Maryland State Transportation Authority RB Refunding Series 2007 (AAA/Aa2)
1,500,000	5.000	03/01/19	1,656,375

			12,479,476

Massachusetts — 1.5%
Commonwealth of Massachusetts GO Bonds Consolidated Loan Series 2000 A(AAA/Aa2)(b)
2,000,000	6.000	02/01/10	2,158,900
Massachusetts Bay Transportation Authority RB Assessment Series 2004 A(AAA/Aa1)(b)
1,000,000	5.000	07/01/14	1,122,550
Massachusetts Health & Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (AA)
2,275,000	5.000	08/15/35	2,173,535
Massachusetts Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
3,750,000	5.250	07/01/12	3,825,412
Massachusetts Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BBB-)
575,000	5.500	07/01/40	539,546
Massachusetts School Building Authority Sales Tax RB Series 2005 A (FSA) (AAA/Aaa)
500,000	5.000	08/15/30	522,625

			10,342,568

Michigan — 2.1%
Macomb Township Michigan Building Authority GO Prerefunded Series 2002(AMBAC) (AAA/Aaa)(b)
300,000	4.750	04/01/11	321,387
Michigan Higher Education Facilities Authority RB Refunding for Limited Obligation Kalamazoo College Project Series 2003 (A1)
150,000	5.000	12/01/20	155,379
Michigan Municipal Bond Authority RB for Clean Water Revolving Fund Series 1999 (AAA/Aaa)(b)
500,000	5.750	10/01/09	534,270
Michigan State Hospital Finance Authority RB for Ascension Health Credit Series 1999 A (MBIA) (AAA/Aaa)(b)
2,000,000	6.125	11/15/09	2,156,740
Michigan State Hospital Finance Authority RB for Trinity Health Credit Group Series 2006 (AA/Aa2)
10,000,000	5.000	12/01/31	9,971,700
Pontiac Tax Increment Finance Authority RB Prerefunded for Tax Increment Development Series 2002 (ACA)(b)
640,000	5.375	06/01/12	711,469
Pontiac Tax Increment Finance Authority RB Unrefunded for Tax Increment Development Series 2002 (ACA)
360,000	5.375	06/01/17	324,738

			14,175,683

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Minnesota — 0.4%
Minnesota State Municipal Power Agency RB Series 2005 (A3)
$3,000,000	5.000%	10/01/35	$2,990,880

Mississippi — 0.8%
Mississippi Business Finance Commission RB for Northrop Grumman Ship Systems Series 2006 (BBB+/Baa1)(e)
4,600,000	4.550	12/01/28	4,205,734
Mississippi Business Finance Corp. PCRB for Systems Energy Resources, Inc. Project Series 1998 (BBB/Ba1)
685,000	5.875	04/01/22	690,089
Mississippi Hospital Equipment & Facilities Authority RB Refunding and Improvement for South Central Hospital Series 2006 (BBB+)
175,000	5.250	12/01/26	170,697

			5,066,520

Missouri — 1.4%
Cameron Missouri IDA Health Facilities RB Insured by Cameron Community Hospital Series 2000 (ACA)(b)
1,800,000	6.250	12/01/10	1,997,964
Jefferson County School District No. R-1 Northwest GO Bonds Refunding and Improvement for Missouri Direct Deposit Program Series 2004 (MBIA)(AAA/Aaa)
300,000	4.350	03/01/16	316,860
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (BBB+/Baa1)
270,000	4.750	06/01/25	258,001
1,325,000	5.000	06/01/35	1,249,634
Missouri State Environmental Improvement & Energy Resources Authority RB for Kansas City Power & Light Series 1993 (BBB/A2)
515,000	4.000	01/02/12	523,189
Missouri State Health & Educational Facilities Authority RB for St. Louis University Series 1998 (AA-/A1)
1,000,000	5.500	10/01/15	1,145,530
Missouri State Health & Educational Facilities Authority RB for St. Lukes Episcopal-Presbyterian Hospital Series 2001 (FSA) (AAA/Aaa)
1,000,000	5.500	12/01/15	1,095,500
Truman State University Housing System RB Series 2004 (AMBAC) (Aaa)
3,000,000	5.000	06/01/30	3,074,400

			9,661,078

Montana — 0.2%
Forsyth Montana PCRB Refunding Portland General Series 1998-A RMKT 5/1/03 (A/Baa1)(c)
1,000,000	5.200	05/01/09	1,015,750
Montana Facility Finance Authority RB for St. Peters Hospital Project Series 2007 (A3)
120,000	5.000	06/01/28	120,881

			1,136,631

Nevada — 1.7%
Clark County Nevada Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa3)(c)
765,000	5.450	03/01/13	800,779
Clark County School District GO Refunding Bonds Series 1998 (FSA) (AAA/Aaa)
800,000	5.500	06/15/13	905,952
Henderson Local Improvement District No. T-14 Special Assessment Refunding Senior Limited Obligation Series 2007 A (FSA) (AAA/Aaa)
900,000	4.250	03/01/12	956,655
Las Vegas Nevada New Convention & Visitors Authority RB Series 1999 (AMBAC) (AAA/Aaa)(b)
2,500,000	6.000	07/01/09	2,660,000
Nevada Department of Business & Industry RB for Las Vegas Monorail Project 1st Tier Series 2000 (AMBAC) (AAA/Aaa)
2,500,000	5.625	01/01/32	2,299,875
North Las Vegas Nevada Local Improvement Special Assessment Refunding for Special Improvement District No. 60 Subseries 2006 B
1,575,000	5.100	12/01/22	1,470,688

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Nevada — (continued)
North Las Vegas Nevada Local Special Assessment for Local Improvement District No. 60 Subseries 2006 B
$690,000	4.850%	12/01/15	$668,989
University of Nevada RB for Community College Systems Series 2002 A (FGIC) (AA/Aaa)
250,000	4.450	07/01/12	262,475
Washoe County Nevada GO Bonds for Reno Sparks Convention Series 2000 A (FSA) (AAA/Aaa)(b)
1,585,000	6.375	01/01/10	1,706,855

			11,732,268

New Hampshire — 0.6%
New Hampshire Business Finance Authority RB for Waste Management, Inc. Project Series 2002 (AMT) (BBB)
1,250,000	5.200	05/01/27	1,170,500
New Hampshire Health & Education Facilities Authority RB for Healthcare Systems Covenant Health Series 2002 (A)(b)
500,000	6.000	01/01/12	564,665
New Hampshire Health & Education Facilities Authority RB for Southern New Hampshire University Series 2006 (ACA) (BBB-)
1,000,000	5.000	01/01/27	912,020
New Hampshire Municipal Bond Bank RB Series 2003 (MBIA) (AAA/Aaa)(b)
1,000,000	5.250	08/15/13	1,126,840

			3,774,025

New Jersey — 3.4%
New Jersey Economic Development Authority RB for Cigarette Tax Series 2004 (Radian-IBC) (AA/Aa3)
1,085,000	5.500	06/15/16	1,181,934
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (BBB/Baa3)
600,000	5.000	07/01/24	558,612
175,000	5.500	07/01/30	168,451
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/Ba1)
500,000	6.500	07/01/21	521,180
New Jersey State GO Bonds Refunding Series 1999 F (AA/Aa3)
1,000,000	5.500	08/01/11	1,099,990
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2003 C (AAA/Aaa)(b)
3,000,000	5.500	06/15/13	3,406,920
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Series 2007 1-B (BBB)(d)
12,800,000	0.000	06/01/41	1,378,816
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Series 2007 1-C (BBB-)(d)
11,250,000	0.000	06/01/41	1,188,675
Tobacco Settlement Financing Corp. RB for New Jersey Asset Backed Bonds Series 2002 (AAA/Aaa)(b)
2,370,000	6.000	06/01/12	2,689,002
Tobacco Settlement Financing Corp. RB for Public Improvement Asset Backed Bonds Prerefunded Series 2002 (AAA/Aaa)(b)
4,605,000	5.750	06/01/12	5,056,797
Tobacco Settlement Financing Corp. RB Series 2003 (AAA/Aaa)(b)
300,000	6.750	06/01/13	358,038
Tobacco Settlement Financing Corp. RB Series 2007 1-A (BBB/Baa3)
3,015,000	4.625	06/01/26	2,620,608
3,000,000	5.000	06/01/29	2,670,840

			22,899,863

New Mexico — 0.5%
Farmington New Mexico PCRB Public Service Co. Series 1997 D (BBB-/Baa2)
3,530,000	6.375	04/01/22	3,571,513

New York — 10.1%
Hudson Yards Infrastructure Corp. RB Series 2006 A (FGIC) (AA/Aaa)
10,000,000	5.000	02/15/47	9,931,800

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
Long Island Power Authority Electric System RB General Series 2006 C (A-/A3)
$1,000,000	5.000%	09/01/35	$1,003,420
Metropolitan Transportation Authority RB Refunding for Transportation Series 2002 F (MBIA) (AAA/Aaa)(b)
1,000,000	5.250	11/15/12	1,116,870
New York City Industrial Development Agency RB for Polytechnic University Project Series 2007 (ACA) (BB+)
2,045,000	5.000	11/01/12	2,056,841
New York City NY GO Bonds Series 2006 A (AA/Aa3)
400,000	5.000	08/01/18	433,644
New York City NY Industrial Development Agency Civic Facility RB for Polytechnic University Project Series 2000 (AAA)(b)
1,250,000	6.000	11/01/10	1,382,713
New York City NY Industrial Development Agency RB for Queens Baseball Stadium-Pilot Series 2006 (AMBAC) (AAA/Aaa)
11,475,000	5.000	01/01/36	11,531,801
New York City NY Industrial Development Agency RB for Yankee Baseball Stadium-Pilot Series 2006 (FGIC) (AA/Aaa)
5,000,000	5.000	03/01/31	5,017,100
New York City NY Industrial Development Agency RB for Yankee Baseball Stadium-Pilot Series 2006 (MBIA) (AAA/Aaa)
13,500,000	5.000	03/01/36	13,564,935
New York City NY Transitional Finance Authority RB for Future Tax Secured Series 2002 C (FGIC) (AAA/Aaa)
1,000,000	5.250	08/01/14	1,092,080
New York City Transitional Finance Authority RB for Refunding Future Tax Secured Series 2002 A (AAA/Aa1)(e)
2,000,000	5.500	11/01/26	2,200,800
New York Mortgage Agency RB for Homeowner Mortgage (AMT) Series 2003109 (Aa1)
1,000,000	4.800	10/01/23	986,940
New York State Dormitory Authority Non State Supported Debt RB for NYU Hospital Center Series 2006 A (BB/Ba2)
750,000	5.000	07/01/26	713,565
New York State Dormitory Authority RB for Montefiore Hospital Series 2004 (FGIC/FHA) (AA/Aaa)
2,500,000	5.000	08/01/29	2,550,200
New York State Dormitory Authority RB for New York University Hospital Series 2007 A (BB/Ba2)
1,000,000	5.000	07/01/22	988,830
1,000,000	5.000	07/01/26	951,420
1,300,000	5.000	07/01/36	1,181,102
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (MBIA) (AAA/Aaa)
1,500,000	5.500	11/01/14	1,709,520
New York State Dormitory Authority RB Series 2000 A (FGIC) (AA/Aaa)(b)
1,000,000	5.250	07/01/10	1,070,330
New York State Environmental Facilities Corp. State Clean Water & Drinking RB for Revolving Funds Pooled Financing Program Refunding Series 2002 F (AAA/Aaa)
175,000	5.250	11/15/20	189,397
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series 2003 A-1 (AA-/A1)
2,600,000	5.500	06/01/19	2,827,994
Tobacco Settlement Financing Corp. RB Series 2003 C-1 (AA-/A1)
5,000,000	5.500	06/01/19	5,438,450
Triborough Bridge & Tunnel Authority RB for General Purpose Series 1999 A (AAA/Aa2)(b)
675,000	5.250	07/01/09	708,426

			68,648,178

North Carolina — 1.6%
Charlotte North Carolina Water & Sewer System RB Series 2001 (AAA/Aa1)
1,000,000	5.125	06/01/26	1,042,750
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2002 A (AAA/Aaa)(b)
2,000,000	5.125	10/01/12	2,212,620

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
North Carolina — (continued)
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2003 C (BBB/Baa1)
$500,000	5.375%	01/01/16	$532,160
850,000	5.375	01/01/17	900,779
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2003 D (BBB/Baa1)
600,000	5.125	01/01/23	610,242
North Carolina Medical Care Commission Hospital RB for Northeast Medical Center Project Series 2000 (AMBAC) (AAA/Aaa)(b)
3,000,000	5.500	11/01/10	3,278,970
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (A-/A3)
450,000	5.500	01/01/13	494,698
Winston-Salem North Carolina Water & Sewer Systems RB Refunding Series 2001 (AAA/Aa2)(b)
1,500,000	5.250	06/01/11	1,647,510

			10,719,729

North Dakota — 0.0%
Ward County North Dakota Health Care Facilities RB for Trinity Obligated Group Series 2006 (BBB+)
150,000	5.125	07/01/25	144,393

Ohio — 1.6%
Buckeye Tobacco Settlement Financing Authority RB Asset Backed Bonds Turbo Series 2007 A-2 (BBB/Baa3)
500,000	5.125	06/01/24	481,915
2,000,000	5.750	06/01/34	1,923,880
Hamilton County Ohio Sales Tax RB for Hamilton County Football Project Series 1998 B (MBIA) (AAA/Aaa)(b)
500,000	5.000	06/01/08	509,890
Marysville Ohio RB Wastewater Treatment System Series 2006 (XLCA) (AAA/Aaa)
1,670,000	5.250	12/01/24	1,789,154
1,755,000	5.250	12/01/25	1,870,918
1,350,000	5.250	12/01/26	1,432,053
Ohio Housing Finance Agency Mortgage RB for Residential Mortgage Backed Securities Series 2006 E (AMT) (FNMA/GNMA) (Aaa)
1,500,000	5.000	09/01/36	1,444,110
Pickerington Local School District GO Bonds for School Facilities Construction & Improvement Series 2001 (FGIC) (AA/Aaa)(b)
500,000	5.250	12/01/11	550,000
Summit County Port Authority Program Development RB for Twinsburg Township Project Series 2005 D (BBB+)
605,000	5.125	05/15/25	589,724
Toledo-Lucas County Ohio Port Authority Development RB for Northwest Ohio Bond FD-Preston Series 2006 B (AMT) (BBB+)
130,000	4.800	11/15/35	114,068
Toledo-Lucas County Ohio Port Authority Development RB for Northwest Ohio Bond FD-Truckloan Series 2005 C (AMT) (BBB+)
425,000	5.125	11/15/25	399,075

			11,104,787

Oklahoma — 0.1%
Norman Oklahoma Regional Hospital Authority RB Refunding & Improvement Series 2007 (BBB)
300,000	5.125	09/01/37	271,509
Norman Oklahoma Regional Hospital Authority RB Series 2005 A (BBB)
250,000	5.375	09/01/36	235,578
Oklahoma Development Finance Authority RB for Great Plains Medical Center Project Series 2007 (BBB)
240,000	5.000	12/01/27	222,329
140,000	5.125	12/01/36	127,012

			856,428

Oregon — 0.3%
Klamath Falls Oregon Intercommunity Hospital Authority RB Prerefunded for Merle West Medical Center Series 2002 (BBB)(b)
1,255,000	6.125	09/01/12	1,445,107

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Oregon — (continued)
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Series 2002 (BBB)
$745,000	6.125%	09/01/22	$771,381

			2,216,488

Pennsylvania — 1.2%
Bradford County IDA RB Refunding for International Paper Co. Project Series 2005 A (BBB/Baa3)
3,015,000	4.700	03/01/19	2,822,824
Montgomery County Higher Education & Health Authority RB for Catholic Health Systems East Series 2004 C (A/A1)(b)
150,000	5.375	11/15/14	172,290
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/A2)
2,000,000	6.250	11/01/31	2,084,060
Pennsylvania Higher Educational Facilities Authority RB for Moravian College Project Series 2001 (Radian) (AA)
150,000	5.375	07/01/23	152,532
Pennsylvania Higher Educational Facilities Authority RB for Widener University Series 2003 (A-/BBB+)
795,000	5.000	07/15/08	802,688
1,000,000	5.000	07/15/09	1,027,760
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding for Philadelphia Funding Program Series 1999 (FGIC) (AA/Aaa)
1,000,000	5.250	06/15/15	1,036,130
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A/A1)(b)
225,000	5.375	11/15/14	258,435

			8,356,719

Puerto Rico — 2.3%
Puerto Rico Commonwealth GO Bonds for Prerefunded Public Improvement Series 2006 A (AAA/Baa3)(b)
980,000	5.250	07/01/16	1,135,614
Puerto Rico Commonwealth GO Bonds for Unrefunded Balance Public Improvement Series 2006 A (BBB-/Baa3)
595,000	5.250	07/01/30	601,819
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB/Baa3)
6,000,000	5.000	12/01/09	6,194,820
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 1996 Y (XCLA/ICR) (AAA/Aaa)(b)
2,500,000	5.000	07/01/16	2,851,025
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Series 2005 B (BBB-/Baa3)
1,525,000	5.000	07/01/41	1,446,798
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Series 2006 B (BBB+/Baa3)
1,250,000	5.000	07/01/25	1,259,325
1,250,000	5.000	07/01/37	1,216,162
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority RB for Ana G Mendez University System Project Series 2006 (BBB-)
425,000	5.000	03/01/36	385,080
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC-Government Bank for Puerto Rico) (BBB-/Ba1)(c)
700,000	5.750	02/01/12	745,017

			15,835,660

South Carolina — 2.2%
Georgetown County South Carolina Environmental RB for International Paper Co. Project Series 2006 A (AMT) (BBB/Baa3)
2,500,000	5.000	08/01/30	2,141,675
Grand Strand Water & Sewer Authority South Carolina Waterworks & Sewer Systems RB Series 2001 (FSA) (AAA/Aaa)
5,000,000	5.000	06/01/31	5,128,500

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
South Carolina — (continued)
Greenville County School District Installment Purchase RB Prerefunded for Building Equity Series 2002 (AA-/AA3)(b)
$550,000	6.000%	12/01/12	$635,547
Greenville County School District Installment Purchase RB Unrefunded Balance for Building Equity Series 2002 (AA-/Aaa)(b)
450,000	6.000	12/01/12	521,100
Lancaster County South Carolina School District GO Bonds Series 1999 (FSA) (AAA/Aaa)
1,000,000	5.100	03/01/15	1,051,890
Medical University South Carolina Hospital Authority RB Refunding for Hospital Facilities FHA Insured Mortgage Series 2004 A (FHA/MBIA) (AAA/Aaa)
4,000,000	5.000	08/15/31	4,057,760
South Carolina State Public Service Authority RB Series 1999 A (MBIA) (AAA/Aaa)(b)
1,000,000	5.750	01/01/10	1,074,880

			14,611,352

South Dakota — 0.1%
South Dakota Housing Development Authority RB for Homeownership Mortgage Series 2006 K (AAA/Aa1)
1,000,000	5.050	05/01/36	966,360

Tennessee — 2.0%
Elizabethton Tennessee Health & Educational Facilities Board RB Refunding for Improvement First Mortgage Series 2000 B (ETM) (MBIA) (AAA/Aaa)
2,000,000	6.250	07/01/15	2,428,700
Johnson City Health & Educational Facilities Board Hospital First Mortgage RB for Mountain States Health Series 2000 A (ETM) (MBIA) (AAA/Aaa)
3,000,000	6.250	07/01/16	3,684,480
Johnson City Health & Educational Facilities Board Hospital First Mortgage RB for Mountain States Health Series 2006 A (BBB+/Baa1)
955,000	4.500	07/01/08	958,304
670,000	4.500	07/01/09	677,531
1,775,000	5.500	07/01/36	1,734,991
McMinnville Housing Authority RB First Mortgage for Beersheba Heights Tower Series 1997 (HUD) (Baa1)
335,000	6.000	10/01/09	343,526
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (FNMA) (AAA)(e)
2,120,000	4.850	06/01/37	2,052,266
Sullivan County Tennessee Health Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+)
1,625,000	5.250	09/01/36	1,571,733

			13,451,531

Texas — 5.5%
Brazos River Authority PCRB Refunding for Reliant Energy, Inc. Project Series 1999 A (BBB-/Ba1)(e)
1,250,000	5.375	04/01/19	1,260,900
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 1999 A (AMT) (CCC/Caa1)
700,000	7.700	04/01/33	724,423
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 1999 C (AMT) (CCC/Caa1)
1,200,000	7.700	03/01/32	1,242,468
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 2001 C (AMT) (CCC/Caa1)(c)
1,045,000	5.750	11/01/11	1,017,213
Fort Bend County Texas Municipal Utility District No. 30 GO Bonds Series 2004 (FSA) (AAA/Aaa)
2,015,000	5.750	09/01/27	2,248,236
Frisco Texas Independent School District GO Bonds Series 2002 (PSF-GTD) (AAA/Aaa)
1,000,000	5.125	08/15/30	1,030,700
Grand Prairie Texas Independent School District GO Bonds Series 2003(FSA) (AAA/Aaa)(b)
1,000,000	5.375	02/15/13	1,121,970

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Gregg County Texas Health Facilities Development Corp. RB for Good Shepherd Medical Center Project Series 2000 (Radian) (AA/Aa3)(b)
$3,000,000	6.375%	10/01/10	$3,330,600
Gulf Coast Waste Disposal Authority Texas Waste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa3)
1,000,000	6.650	04/01/32	1,033,120
Harris County Health Facilities Development Corp. RB for Christus Health Series 1999 A (MBIA) (AAA/Aaa)(b)
1,000,000	5.750	07/01/09	1,059,840
Harris County Hospital District RB Refunding Series 2000 (MBIA) (AAA/Aaa)(b)
2,050,000	6.000	08/15/10	2,225,726
Hidalgo County Health Services RB for Mission Hospital, Inc. Project Series 2005 (BBB/Baa2)
700,000	5.000	08/15/19	698,775
Houston Utilities System RB Refunding First Lien Series 2004 A (MBIA) (AAA/Aaa)
1,000,000	5.250	05/15/25	1,046,670
Matagorda County Texas Navigation District No. 1 Pollution Control RB Refunding for Power & Light Center CONV 08/21/07 Series 1996 (MBIA) (AAA/Aaa)(e)
2,500,000	5.200	05/01/30	2,566,450
Matagorda County Texas Navigation District No. 1 Pollution Control RB Refunding for Texas Airport Project RMKT 12/6/06 Series 2005 B (AMT) (AMBAC) (AAA/Aaa)
1,000,000	4.550	05/01/30	908,220
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-)
150,000	5.500	02/15/25	146,436
250,000	5.625	02/15/35	237,213
Mesquite Texas Independent School District GO Bonds Refunding Series 2002 (PSF-GTD) (AAA)
1,160,000	5.500	08/15/21	1,283,470
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B+/Ba3)(f)
1,000,000	6.625	01/01/11	1,009,760
Sam Rayburn Municipal Power Agency RB Refunding Series 2002 (Radian) (AA/Aa3)
5,000,000	5.750	10/01/21	5,231,800
Schertz Texas GO Bonds Series 2006 (MBIA) (AAA/Aaa)
1,715,000	5.250	02/01/25	1,838,549
1,900,000	5.250	02/01/27	2,020,935
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligation Group Series 2007 (BBB+)
425,000	5.125	05/15/37	390,924
Tomball Hospital Authority RB Refunding Series 2005 (Baa3)
650,000	5.000	07/01/20	635,291
250,000	5.000	07/01/23	236,615
Waxahachie Independent School District GO Bonds Capital Appreciation Prerefunded Series 2000 (PSF-GTD) (Aaa)(b)(d)
1,775,000	0.000	08/15/10	1,386,612
Waxahachie Independent School District GO Bonds Capital Appreciation Unrefunded Balance Series 2000 (PSF-GTD) (AAA/Aaa)(d)
80,000	0.000	08/15/13	61,414
Williamson County Texas GO Bonds for Road Series 2002 (FSA) (AAA/Aaa)(b)
1,040,000	5.250	02/15/12	1,145,570

			37,139,900

U.S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
1,045,000	5.000	10/01/12	1,103,478
500,000	5.250	10/01/16	529,285

			1,632,763

Utah — 0.3%
South Davis Recreational District GO Bonds Series 2004 (XLCA) (AAA/Aaa)
200,000	4.375	01/01/20	204,358

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Utah — (continued)
Tooele County Utah Hazardous Waste Treatment RB for Union Pacific Project RMKT 4/28/98 Series 1992 A (BBB/Baa2)
$2,000,000	5.700%	11/01/26	$2,022,980

			2,227,338

Virginia — 0.5%
Bristol Virginia Utilities System RB Refunding Series 2003 (MBIA) (AAA/Aaa)
1,850,000	5.250	07/15/26	1,947,291
Chesapeake Virginia IDA PCRB for Virginia Electric & Power Project Series 1985 (BA-/Baa1)
750,000	5.250	02/01/08	750,000
Virginia Commonwealth Transportation Board RB for Northern Virginia Transportation District Program Series 1999 A (AA+/Aa1)(b)
1,000,000	5.500	05/15/09	1,054,180

			3,751,471

Washington — 3.0%
King County Washington Sewer RB Second Series 1999 (FGIC) (AA/Aaa)(b)
3,965,000	6.250	01/01/09	4,157,659
Skagit County Washington Public Hospital District No. 2 GO Refunding Bonds for Improvement Series 2005 (MBIA) (AAA/Aaa)
3,700,000	5.000	12/01/30	3,791,168
Tacoma Washington GO Bonds Series 2004 (MBIA) (AAA/Aaa)
4,000,000	5.000	12/01/30	4,111,400
Vancouver Downtown Redevelopment Authority RB for Conference Center Project Series 2003 A (ACA)
3,025,000	6.000	01/01/34	2,880,012
Washington State GO Bonds for Various Purposes Series 2002 A (AA+/Aa1)
300,000	5.000	07/01/14	325,353
Washington State GO Bonds Series 1992 B & AT-7 (AA+/Aa1)
500,000	6.400	06/01/17	604,865
Washington State GO Bonds Series 2000 B (AAA/Aa1)(b)
1,000,000	6.000	01/01/10	1,069,930
Washington State Health Care Facilities Authority RB for Group Health Corp. Series 2006 (Radian) (AA/Aa3)
315,000	5.000	12/01/36	300,649
Washington State Health Care Facilities Authority RB for Veterans Administration Mason Medical Series 2007 B (ACA) (BBB)
3,000,000	6.000	08/15/37	3,041,190

			20,282,226

West Virginia — 0.5%
Monongalia County Building Commission Hospital RB for Monongalia General Hospital Series 2005 A (BBB+)
1,380,000	5.250	07/01/25	1,395,111
595,000	5.250	07/01/35	586,462
West Virginia State GO Bonds for State Road Series 2000 (FGIC) (AAA/Aaa)(b)
1,000,000	5.625	06/01/10	1,084,690

			3,066,263

Wisconsin — 1.5%
Badger Tobacco Asset Securitization Corp. RB Asset Backed Bonds Series 2002 (BBB/Baa3)
1,000,000	6.375	06/01/32	1,031,910
Superior Wisconsin RB Refunding for Superior Water, Light & Power Project Series 2007 A (Baa1)
525,000	5.375	11/01/21	529,510
Superior Wisconsin RB for Superior Water, Light & Power Project Series 2007 B (Baa1)
500,000	5.750	11/01/37	495,025
Wisconsin State GO Bonds Series 1999 C (AA-/Aa3)(b)
5,380,000	6.250	05/01/10	5,843,379
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB)
375,000	5.125	05/15/29	351,210
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB)
100,000	5.000	05/15/36	89,959

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Wisconsin — (continued)
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/Baa1)
$1,750,000	5.250%	08/15/24	$1,706,583

			10,047,576

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$656,388,639

Other Municipals — 0.5%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (Baa2)(c)(f)
$2,000,000	5.500%	09/30/15	$2,104,340
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2005 A Class A (Aa3)(f)
982,000	4.050	05/04/10	1,001,993

TOTAL OTHER MUNICIPALS			$3,106,333

Short-Term Investments — 0.8%

Massachusetts — 0.1%
Commonwealth of Massachusetts VRDN GO Bonds Consolidated Loan Series 2006 A (A-1+/VMIG1)(e)
$700,000	1.900	02/01/08	$700,000

New Hampshire — 0.1%
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2007 B (A-1+/VMIG1)(e)
400,000	1.900	02/01/08	400,000

Oregon — 0.4%
Port Morrow Oregon Environmental Improvement VRDN RB for Portland General Electric Co. Series 1996 (VMIG2)(e)
2,900,000	4.150	02/01/08	2,900,000

Wyoming — 0.2%
Lincoln County Wyoming PCRB VRDN for Exxon Project Series 1987 A (AAA/Aaa)(e)
1,500,000	1.980	02/01/08	1,500,000

TOTAL SHORT-TERM INVESTMENTS			$5,500,000

TOTAL INVESTMENTS — 98.3%			$664,994,972

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%			11,812,017

NET ASSETS — 100.0%			$676,806,989

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Inverse variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates. Interest rate disclosed is that which is in effect January 31, 2008.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Variable rate security. Maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at January 31, 2008.

(f)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,116,093, which represents approximately 0.6% of net assets as of January 31, 2008.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

The Portfolio had the following insurance concentration at 10% or greater of net assets at January 31, 2008: MBIA 13.0%, AMBAC 10.1%.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	— Insured by American Municipal Bond Assurance Corp.
— Transferable Custodial Receipts
AMT	— Alternative Minimum Tax
CONV	— Converted
COPS	— Certificate of Participation
CRA	— Community Reinvestment Act
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	— Insured by Financial Guaranty Insurance Co.
— Transferable Custodial Receipts
FHA	— Insured by Federal Housing Administration
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
HUD	— Insured by Housing and Urban Development
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MBIA-IBC	— Insured by Municipal Bond Investors Assurance
— Insured Bond Certificates
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Radian	— Insured by Radian Asset Assurance
Radian-IBC	— Insured by Radian Asset Assurance
— International Bancshares Corporation
RB	— Revenue Bond
RITES	— Residual Interest Tax Exempt Securities
RMKT	— Remarketed
VRDN	— Variable Rate Demand Notes
XLCA	— Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$662,035,829

Gross unrealized gain	21,823,609
Gross unrealized loss	(18,864,466)

Net unrealized security gain	$2,959,143

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 89.8%
Alabama — 1.5%
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BBB-)
$3,405,000	5.375%	12/01/16	$3,559,179
4,425,000	5.500	12/01/21	4,527,041
5,775,000	5.625	12/01/26	5,820,391
12,100,000	5.750	12/01/36	12,123,716
Butler Industrial Development Board Solid Waste Disposal RB Refunding for Georgia Pacific Corp. Project Series 2004 (AMT)(B)
5,000,000	5.750	09/01/28	4,412,650
Courtland Industrial Development Board Environmental Improvements RB Refunding for International Paper Co. Project Series 2006 A (BBB/Baa3)
4,315,000	5.000	08/01/27	3,787,362
Courtland Industrial Development Board PCRB Refunding for International Paper Co. Projects Series 2005 A (BBB/Baa3)
5,000,000	5.000	06/01/25	4,631,150
Courtland Industrial Development Board Solid Waste Disposal RB Refunding for International Paper Co. Projects Series 2005 A (AMT) (BBB/Baa3)
13,400,000	5.200	06/01/25	12,352,120
Courtland Industrial Development Board Solid Waste Disposal RB Refunding for International Paper Co. Projects Series 2005 B (AMT) (BBB/Baa3)
2,305,000	5.200	06/01/25	2,124,749
Sylacauga Health Care Authority RB for Coosa Valley Medical Center Series 2005 A
6,900,000	5.375	08/01/15	6,897,861
7,600,000	6.000	08/01/25	7,454,916
5,000,000	6.000	08/01/35	4,780,050
Tuscaloosa Educational Building Authority RB for Stillman College Project Series 2007 A (BBB-)
22,365,000	5.250	06/01/37	19,160,766
Tuskegee City Alabama GO Bonds Series 2007 (ACA)
300,000	4.400	01/01/22	255,219
500,000	4.625	01/01/27	409,305
500,000	4.625	01/01/32	391,770

			92,688,245

Alaska — 0.8%
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2000 (AAA/Aaa)(a)
3,910,000	6.200	06/01/10	4,139,322
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2006 A (Baa3)
15,090,000	5.000	06/01/32	13,299,722
40,000,000	5.000	06/01/46	33,428,800

			50,867,844

Arizona — 1.5%
Apache County IDA PCRB for Tuscon Electric Power Co. Project Series 1998 A (B+/Baa3)
5,000,000	5.850	03/01/28	4,805,850

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Arizona — (continued)
Apache County IDA PCRB for Tuscon Electric Power Co. Project Series 1998 B (B+/Baa3)
$5,000,000	5.875%	03/01/33	$4,769,900
Arizona Health Facilities Authority Adjustable RB for Phoenix Childrens Hospital Series 2007 A(b)(c)
63,500,000	3.200	02/07/08	61,596,905
Gila County IDA RB Refunding for Environmental Asarco, Inc. Series 1998(d)(e)
6,750,000	5.550	01/01/27	7,431,412
Queen Creek Improvement District No. 1 Special Assessment Series 2006 (BBB-/Baa2)
600,000	5.000	01/01/20	596,784
1,000,000	5.000	01/01/21	983,160
2,000,000	5.000	01/01/26	1,928,820
3,000,000	5.000	01/01/32	2,816,820
Yavapai County IDA Hospital Facilities RB for Regional Medical Center Series 2003 A (Baa2)
1,250,000	6.000	08/01/33	1,268,625
Yuma County IDA Water & Sewer Exempt Facilities RB Refunding Series 2007 A
7,750,000	6.375	12/01/37	7,612,205

			93,810,481

Arkansas — 0.3%
Jefferson County PCRB Refunding for Entergy Arkansas, Inc. Project Series 2006 (A-/Baa1)
5,920,000	4.600	10/01/17	5,936,102
Little River Country RB Refunding for Georgia Pacific Corp. Project Series 1998 (AMT) (B2)
3,010,000	5.600	10/01/26	2,636,850
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 A (BBB/Baa2)
1,850,000	5.000	02/01/35	1,703,647
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa2)
6,325,000	5.000	02/01/25	6,114,124
4,150,000	5.000	02/01/30	3,867,095

			20,257,818

California — 9.3%
Abag Finance Authority for Non-Profit Corps. Community Facilities District Special Tax No. 2004-2 Windemere Ranch Series 2004 (A+)
1,500,000	5.500	04/01/21	1,576,470
2,750,000	5.600	04/01/26	2,869,652
Anaheim Public Financing Authority RB Capital Appreciation for Public Improvements Project Series 1997 C (FSA) (AAA/Aaa)(f)
25,000,000	0.000	09/01/35	6,086,750
California County Tobacco Securitization Agency RB for Alameda County Asset Backed Bonds Series 2002 (Baa3)
555,000	5.750	06/01/29	556,571
California County Tobacco Securitization Agency RB for Capital Appreciation Bonds Stanislaus Subseries 2006 A (BBB)(f)
78,325,000	0.000	06/01/46	5,670,730

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
California County Tobacco Securitization Agency RB for Capital Appreciation Bonds Stanislaus Subseries 2006 B (BBB-)(f)
$6,550,000	0.000%	06/01/46	$462,103
California County Tobacco Securitization Agency RB for Capital Appreciation Bonds Stanislaus Series 2006 C (BB+)(f)
42,250,000	0.000	06/01/55	1,188,493
California County Tobacco Securitization Agency RB for Capital Appreciation Bonds Stanislaus Series 2006 D(f)
98,000,000	0.000	06/01/55	2,528,400
California County Tobacco Securitization Agency RB for Kern County Corp. Asset Backed Bonds Series 2002 B (BBB)
195,000	6.000	06/01/29	197,397
California County Tobacco Securitization Agency RB Refunding for Sonoma County Corp. Asset Backed Bonds Series 2005 (BBB)
8,000,000	5.125	06/01/38	7,016,960
California Educational Facilities Authority RB for Golden Gate University Series 2005 (Baa3)
2,000,000	5.000	10/01/36	1,867,340
California Housing Finance Agency RB for Home Mortgage Series 2007 M (AMT) (AA-/Aa2)
28,730,000	4.750	08/01/42	26,239,109
California Municipal Finance Authority RB for University Students Cooperation Association Series 2007 (BBB-)
2,000,000	5.000	04/01/37	1,847,240
California Statewide Communities Development Authority RB BANS for Golden Gate Park Series 2005 (LOC-First Republic Bank)
26,500,000	6.000	12/01/11	27,261,080
California Statewide Communities Development Authority RB for California Baptist University Series 2007 A
7,440,000	5.400	11/01/27	7,193,959
6,000,000	5.500	11/01/38	5,711,280
California Statewide Communities Development Authority RB for Notre Dame De Namur University Series 2003
3,000,000	6.625	10/01/33	3,135,210
California Statewide Communities Development Authority RB for United Airlines Series 1997 A (GTY AGMT)(d)(e)
62,000,000	5.700	10/01/33	15,792,640
California Statewide Communities Development Authority RB for Valleycare Health Systems Series 2007 A
5,605,000	4.800	07/15/17	5,386,629
1,000,000	5.000	07/15/22	927,970
4,915,000	5.125	07/15/31	4,337,979
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2007 B (A+)(c)
42,250,000	3.948	04/01/08	34,856,250
California Statewide Communities Development Authority Variable RB for Kaiser RMKT 08/01/06 Series 2001 C (A+)(c)
3,750,000	5.250	08/01/31	3,785,775

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
California Statewide Financing Authority Tobacco Settlement RB Asset Backed Pooled Tobacco Security Series 2002 A (Baa3)
$3,000,000	6.000%	05/01/37	$3,002,580
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation Turbo Pooled Program Series 2006 A (BBB)(f)
301,950,000	0.000	06/01/46	21,861,180
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation Turbo Pooled Program Series 2006 B (BBB-)(f)
35,000,000	0.000	06/01/46	2,469,250
Carson California Public Financing Authority Special Assessment Series 2006 A (Radian) (AA)
4,000,000	4.375	09/02/26	3,642,480
Chino Community Facilities District Special Tax No. 03-3 Improvement Area 1 Series 2004
655,000	5.500	09/01/22	646,577
565,000	5.550	09/01/23	556,875
365,000	5.600	09/01/24	359,565
1,300,000	5.700	09/01/29	1,262,417
1,420,000	5.750	09/01/34	1,367,588
Chula Vista Community Facilities District Special Tax No. 07-I-Otay Ranch Village Eleven Series 2004
3,145,000	5.875	09/01/34	3,080,653
Del Mar Race Track Authority RB Series 2005 (BBB-)
2,300,000	5.000	08/15/25	2,195,534
Dinuba Financing Authority RB for Measure Road Improvements Series 2007
1,125,000	5.375	09/01/38	1,053,821
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A (AMBAC-TCRS) (AAA/Aaa)
25,335,000	5.000	06/01/45	24,301,079
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2007 A-1 (BBB/Baa3)
8,375,000	5.125	06/01/47	7,261,962
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Senior Convertible Series 2007 A-2 (BBB/Baa3)(g)
40,000,000	0.000	12/01/12	25,710,000
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Capital Appreciation Asset Backed Bonds Subseries 2007 B (BBB)(f)
657,855,000	0.000	06/01/47	44,813,083
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Capital Appreciation Asset Backed Bonds Subseries 2007 C (BBB-)(f)
307,000,000	0.000	06/01/47	20,363,310
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (FGIC) (AA/Aaa)
25,000,000	5.000	06/01/35	24,748,250
30,830,000	5.000	06/01/38	29,891,843
Hawthorne Community Redevelopment Agency Tax Allocation for Hawthorne Plaza Project Series 2001
2,375,000	6.875	07/01/20	2,379,560

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Inland Empire Tobacco Securitization Authority RB Capital Appreciation for Turbo Asset Backed Bonds Series 2007 C-1 (BBB)(f)
$101,195,000	0.000%	06/01/36	$15,270,325
Inland Empire Tobacco Securitization Authority RB Capital Appreciation for Turbo Asset Backed Bonds Series 2007 C-2 (BBB)(f)
211,235,000	0.000	06/01/47	14,279,486
Inland Empire Tobacco Securitization Authority RB Capital Appreciation for Turbo Asset Backed Bonds Series 2007 D (BBB-)(f)
360,660,000	0.000	06/01/57	11,065,049
Inland Empire Tobacco Securitization Authority RB Capital Appreciation for Turbo Asset Backed Bonds Series 2007 E (BB+)(d)(f)
354,105,000	0.000	06/01/57	8,363,960
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3
1,435,000	5.050	09/01/30	1,238,936
690,000	5.050	09/01/35	583,009
Los Angeles Regional Airports Improvement Corp. RB Refunding for Facilities Sublease Continental Airlines Series 1994 (AMT)(B)
935,000	9.250	08/01/24	925,183
Los Angeles Regional Airports Improvement Corp. RB Refunding for Facilities Sublease LA International Series 2002 A (B/Caa1)(c)
5,000,000	7.125	12/01/24	5,003,300
Los Angeles Regional Airports Improvement Corp. RB Refunding for Facilities Sublease LA International Series 2002 B (AMT) (B/Caa1)(c)
2,000,000	7.500	12/01/24	2,041,300
Los Angeles Regional Airports Improvement Corp. RB Series 2002 C (AMT) (B/Caa1)(c)
11,520,000	7.000	12/01/12	11,839,795
70,425,000	7.500	12/01/24	71,879,276
Moorpark Community Facilities District No. 2004-1 Special Tax for Moorpark Highlands Series 2006
4,515,000	5.300	09/01/38	4,016,950
Murrieta Community Facilities District Special Tax for No. 3 Creekside Village Improvement Area 1 Series 2005
1,660,000	5.200	09/01/35	1,467,739
Oakley Public Finance Authority RB Series 2004
1,900,000	6.000	09/02/28	1,899,886
2,400,000	6.000	09/02/34	2,387,232
Oxnard Union High School District GO Bonds Refunding Series 2001 A (MBIA) (AAA/Aaa)
225,000	5.800	02/01/18	248,022
Poway Unified School District Special Tax Community Facilities District No. 14 Area A Series 2006
1,770,000	5.125	09/01/26	1,547,617
Silicon Valley Tobacco Securitization Authority RB Capital Appreciation for Turbo Santa Clara Series 2007 A (BBB+)(f)
17,000,000	0.000	06/01/36	2,565,300
15,000,000	0.000	06/01/41	1,554,450
73,990,000	0.000	06/01/47	5,001,724

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Silicon Valley Tobacco Securitization Authority RB Capital Appreciation for Turbo Santa Clara Series 2007 B (BBB)(f)
$13,505,000	0.000%	06/01/47	$889,034
Silicon Valley Tobacco Securitization Authority RB Capital Appreciation for Turbo Santa Clara Series 2007 C (BB+)(f)
160,600,000	0.000	06/01/56	3,998,940
Silicon Valley Tobacco Securitization Authority RB Capital Appreciation for Turbo Santa Clara Series 2007 D (B+)(f)
82,250,000	0.000	06/01/56	1,964,130
Temecula Valley Unified School District Community Facilities District Special Tax No. 02-2 Series 2005
3,395,000	5.125	09/01/35	3,064,191
Tobacco Securitization Authority Northern California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A-1 (BBB/Baa3)
4,650,000	5.500	06/01/45	4,298,925
Upland Community Facilities District Special Tax for 2003-2 San Antonio Improvement Series 2004 1-A
4,000,000	6.000	09/01/34	4,039,320
Valley Health System COPS Refunding Project Series 1993(c)
19,715,000	6.875	05/15/23	11,829,000
Valley Health System Hospital RB for Refunding & Improvement Project Series 1996 A(c)
2,040,000	6.500	05/15/15	1,224,000
5,770,000	6.500	05/15/25	3,462,000

			585,411,673

Colorado — 1.1%
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB)
6,850,000	5.000	12/01/35	6,166,781
Colorado Health Facilities Authority RB for Hospital Poudre Valley Health Care Series 2005 F (BBB+/Baa2)
10,000,000	5.000	03/01/25	9,676,200
Colorado Health Facilities Authority RB for Hospital Valley View Association Project Series 2007 (BBB)
8,000,000	5.250	05/15/42	7,425,760
Cross Creek Metropolitan District No. 2 GO Bonds Refunding Limited Tax Series 2006
4,500,000	6.125	12/01/37	4,034,925
Denver City & County RB Refunding for United Air Lines Project Series 2007 A (B/Caa1)
10,000,000	5.250	10/01/32	8,538,500
25,000,000	5.750	10/01/32	23,170,500
Eagle Bend Metropolitan District No. 2 GO Bonds Refunding Series 2004 (Radian) (AA/Aa3)
1,000,000	5.000	12/01/20	1,017,860
McKay Landing Metropolitan District No. 2 GO Bonds Limited Tax Series 2000(a)
1,500,000	7.500	12/01/10	1,707,135
McKay Landing Metropolitan District No. 2 GO Bonds Refunding Subseries 2004 A(a)
2,000,000	7.500	12/01/10	2,274,860
Park Meadows Business Improvement District RB Series 2007
475,000	5.300	12/01/27	459,130
720,000	5.350	12/01/31	689,127

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Colorado — (continued)
Tablerock Metropolitan District Colorado GO Bonds Series 2003(a)
$2,655,000	7.000%	12/01/13	$3,118,961
Vista Ridge Metropolitan District GO Bonds Refunding Limited Tax Subseries 2006 B
1,750,000	6.625	12/01/40	1,589,315

			69,869,054

Connecticut — 0.0%
Connecticut State Health and Educational Facility Authority RB for St. Mary’s Hospital Corp. Series 1997 E (Ba3)
695,000	5.875	07/01/22	665,351

Delaware — 0.1%
Bridgeville Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A
6,847,000	5.450	07/01/35	6,011,050
Bridgeville Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 B
300,000	5.125	07/01/35	280,137

			6,291,187

District of Columbia — 0.2%
District of Columbia RB for Friendship Public Charter School RB Series 2006 (ACA) (BBB)
900,000	4.000	06/01/16	863,568
1,000,000	5.000	06/01/26	939,360
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
1,430,000	6.250	05/15/24	1,461,903
6,000,000	6.500	05/15/33	6,220,080
District of Columbia Tobacco Settlement Financing Corp. RB for Capital Appreciation Asset Backed Bonds Series 2006 C (BB)(f)
27,000,000	0.000	06/15/55	757,350

			10,242,261

Florida — 27.7%
Aberdeen Community Development District Special Assessment Series 2005
12,000,000	5.500	05/01/36	9,610,200
Aberdeen Community Development District Special Assessment Series 2006-1
2,125,000	5.250	11/01/15	1,893,758
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A
4,745,000	6.300	05/01/35	4,380,442
Amelia National Community Development District Special Assessment for Capital Improvement Series 2006 A
2,000,000	5.375	05/01/37	1,570,960
Anthem Park Community Development District RB for Capital Improvement Series 2004
2,765,000	5.800	05/01/36	2,361,559
Arborwood Community Development District Special Assessment for Capital Improvement Centex Homes Project Series 2006 A-1
41,395,000	5.500	05/01/36	33,747,688

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Arborwood Community Development District Special Assessment for Capital Improvement Centex Homes Project Series 2006 A-2
$28,360,000	5.250%	05/01/36	$22,253,808
Arborwood Community Development District Special Assessment for Capital Improvement Centex Homes Project Series 2006 B-2
5,630,000	5.100	05/01/16	4,977,877
Arborwood Community Development District Special Assessment for Master Infrastructure Projects Series 2005 A
28,965,000	5.350	05/01/36	23,082,788
Arborwood Community Development District Special Assessment for School Site Acquisition Projects Series 2005
5,770,000	5.500	05/01/14	5,335,057
Arlington Ridge Community Development District Special Assessment Series 2006 A
10,305,000	5.500	05/01/36	8,476,996
Ballantrae Community Development District Special Assessment for Capital Improvement Series 2004
4,800,000	6.000	05/01/35	4,822,368
Bay Laurel Center Community Development District Special Assessment Indigo Series 2006
1,765,000	5.450	05/01/37	1,429,950
Baywinds Community Development District Special Assessment Series 2006 A
1,000,000	5.250	05/01/37	777,230
Baywinds Community Development District Special Assessment Series 2006 B
7,175,000	4.900	05/01/12	6,639,171
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 A
7,000,000	6.000	05/01/33	7,017,220
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 B
9,935,000	5.800	05/01/34	9,737,293
Belmont Community Development District Special Assessment for Capital Improvement Series 2006 B
10,000,000	5.125	11/01/14	9,000,100
Bluewaters Community Development District Special Assessment Series 2004
2,925,000	6.000	05/01/35	3,056,128
Bonita Springs Vasari Community Development District Special Assessment for Capital Improvement Series 2001 A
7,475,000	6.950	05/01/32	7,943,234
Bonnet Creek Resort Community Development District Special Assessment RB Series 2002
10,000,000	7.375	05/01/34	10,347,400
2,000,000	7.500	05/01/34	2,081,020
Boyton Village Community Development District Special Assessment Series 2007 A-1
1,600,000	5.750	05/01/37	1,350,576
Brandy Creek Community Development District Special Assessment Series 2003 A
3,425,000	6.350	05/01/34	3,560,150

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Bridgewater Community Development District Special Assessment Series 2004 A
$13,145,000	6.000%	05/01/35	$11,596,913
Bridgewater Wesley Chapel Community Development District Special Assessment for Capital Improvement Series 2005
3,500,000	5.750	05/01/35	3,392,060
Briger Community Development District Special Assessment Series 2002 A
2,850,000	6.750	05/01/33	3,048,730
Brighton Lakes Community Development District Special Assessment Series 2004 A
1,600,000	6.125	05/01/35	1,660,832
Brooks of Bonita Springs II Community Development District Special Assessment for Capital Improvement Series 2003 A
1,560,000	6.125	05/01/34	1,646,159
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-1
1,050,000	6.700	05/01/31	1,109,220
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-2
2,790,000	6.850	05/01/31	2,960,413
Capital Region Community Development District Special Assessment for Capital Improvement Series 2002 A
11,630,000	6.700	05/01/32	12,016,232
Catalina at Winkler Preserve Community Development District Special Assessment Series 2005
3,500,000	5.600	05/01/36	3,111,045
Cedar Pointe Community Development District Special Assessment for Capital Improvement Series 2005 A
5,915,000	5.375	05/01/35	4,788,488
Celebration Community Development District Special Assessment Series 2003 A
2,890,000	6.400	05/01/34	3,011,553
Century Gardens Community Development District Special Assessment Series 2004
2,315,000	5.900	05/01/34	2,290,368
CFM Community Development District Special Assessment for Capital Improvement Series 2004 B
1,625,000	5.875	05/01/14	1,470,300
Channing Park Community Development District Special Assessment Series 2007
5,240,000	5.300	05/01/38	4,114,920
Charlotte County IDA BANS Series 2007 (AMT)
30,500,000	5.750	10/01/08	30,681,170
City Center Community Development District Special Assessment Series 2005 A
5,995,000	6.125	05/01/36	5,385,249
City Center Community Development District Special Assessment Series 2007 A
8,480,000	6.000	05/01/38	7,466,640

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Coconut Cay Community Development District Special Assessment Series 2006
$2,955,000	5.375%	05/01/36	$2,534,001
Colonial Country Club Community Development District Special Assessment for Capital Improvement Series 2003
10,930,000	6.400	05/01/33	11,389,716
Concord Station Community Development District Special Assessment for Capital Improvement Series 2005
1,725,000	5.000	05/01/15	1,536,803
16,110,000	5.300	05/01/35	12,894,927
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A
5,725,000	5.850	05/01/35	5,462,451
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B
735,000	5.000	05/01/11	717,162
Connerton West Community Development District Special Assessment for Capital Improvement Series 2004 A-1
2,935,000	5.950	05/01/35	2,571,559
Connerton West Community Development District Special Assessment for Capital Improvement Series 2004 A-2
2,215,000	5.850	05/01/24	1,983,710
1,590,000	5.950	05/01/36	1,390,725
Connerton West Community Development District Special Assessment for Capital Improvement Series 2007 B
7,000,000	5.125	05/01/16	6,187,510
Copper Oaks Community Development District Special Assessment Series 2005 A
3,565,000	5.450	05/01/35	3,215,131
Copper Oaks Community Development District Special Assessment Series 2005 B
260,000	4.875	05/01/10	248,963
Coronado Community Development District Special Assessment Series 2007
1,800,000	6.000	05/01/38	1,582,866
Cory Lakes Community Development District for Special Assessment Series 2001 A
485,000	8.375	05/01/17	503,993
Cory Lakes Community Development District for Special Assessment Series 2001 B
535,000	8.375	05/01/17	543,357
Country Greens Community Development District Special Assessment Series 2003
5,880,000	6.625	05/01/34	6,226,920
Covington Park Community Development District Special Assessment for Capital Improvement Series 2004 A
1,075,000	6.250	05/01/34	1,104,423
Covington Park Community Development District Special Assessment for Capital Improvement Series 2004 B
105,000	5.300	11/01/09	104,364

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Crossings at Fleming Island Community Development District Special Assessment Refunding Series 2000 C
$4,295,000	7.050%	05/01/15	$4,384,980
Cutler Cay Community Development District Special Assessment Series 2004
4,485,000	6.125	05/01/24	4,787,334
2,480,000	6.300	05/01/34	2,650,822
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
1,710,000	6.000	05/01/34	1,790,285
Double Branch Community Development District Special Assessment Series 2002 A
10,715,000	6.700	05/01/34	11,150,029
Double Branch Community Development District Special Assessment Series 2005 A
965,000	5.350	05/01/34	888,485
Dupree Lakes Community Development District Special Assessment for Capital Improvement Series 2006 A(d)
1,905,000	5.375	05/01/37	1,533,639
Durbin Crossing Community Development District Special Assessment Series 2005 A
48,660,000	5.500	05/01/37	39,366,913
Durbin Crossing Community Development District Special Assessment Series 2005 B-2
8,300,000	4.875	11/01/10	7,876,202
East Homestead Community Development District Special Assessment Series 2005
3,800,000	5.450	05/01/36	3,027,992
East Homestead Community Development District Special Assessment Series 2006 B
655,000	5.000	05/01/11	618,091
East Park Development District Special Assessment Series 2002
5,085,000	6.850	05/01/33	5,497,699
Easton Park Community Development District Special Assessment Series 2007
4,000,000	5.200	05/01/37	3,104,480
Enclave at Black Point Marina Community Development Special Assessment Series 2007 A
1,000,000	5.400	05/01/37	788,530
Enclave at Black Point Marina Community Development Special Assessment Series 2007 B
1,790,000	5.200	05/01/14	1,630,851
Escambia County Environmental Improvement RB Refunding for International Paper Co. Project Series 2006 A (BBB/Baa3)
6,000,000	5.000	08/01/26	5,323,020
Escambia County PCRB Refunding for International Paper Co. Series 2003 A (BBB/Baa3)
2,850,000	4.700	04/01/15	2,854,987
Fishhawk Community Development District II Special Assessment Series 2003 A
5,735,000	6.250	05/01/34	5,973,117
Fishhawk Community Development District II Special Assessment Series 2004 A
2,395,000	6.125	05/01/34	2,437,511
Fishhawk Community Development District II Special Assessment Series 2007 A
2,420,000	5.250	05/01/38	1,892,755

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Fishhawk Community Development District II Special Assessment Series 2007 B
$1,755,000	5.000%	05/01/12	$1,629,658
Flora Ridge Educational Facilities Benefit District Special Assessment Series 2007
3,460,000	5.300	05/01/37	2,932,765
Forest Creek Community Development District Special Assessment for Capital Improvement Series 2005 B
1,795,000	4.850	05/01/11	1,687,156
Gateway Services Community Development District Special Assessment for Stoneybrook Project Series 2003
110,000	5.500	07/01/08	109,795
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 A
2,555,000	6.500	05/01/33	2,721,739
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 B
550,000	5.500	05/01/10	533,660
Gateway Services District Water & Sewer RB Refunding for Second Assessment Area — Phase 1 Series 2007 (Radian) (AA/Aa3)
2,450,000	5.250	05/01/20	2,578,821
Gateway Services District Water & Sewer RB Refunding Series 2003
2,000,000	6.000	10/01/19	2,060,360
Glen St. Johns Community Development District Special Assessment BANS Series 2006
6,400,000	5.250	05/01/38	5,032,192
Grand Hampton Community Development District Special Assessment for Capital Improvement Series 2003
5,180,000	6.150	05/01/34	5,073,758
Grand Hampton Community Development District Special Assessment for Capital Improvement Series 2005
3,990,000	5.500	05/01/36	3,282,214
Greyhawk Landing Community Development District Special Assessment Series 2002 A
2,920,000	7.000	05/01/33	3,125,889
Griffin Lakes Community Development District Special Assessment Series 2002 A
4,375,000	6.700	05/01/33	4,723,512
Habitat Community Development Special Assessment Series 2004
4,745,000	5.850	05/01/35	4,375,697
Halifax Hospital Medical Center RB Series 1999 A (AAA)(a)
955,000	7.250	10/01/10	1,087,086
Hammocks Community Development District Special Assessment Series 2005 A
6,020,000	5.500	05/01/37	4,795,893
Hammocks Community Development District Special Assessment Series 2005 B
860,000	4.875	11/01/10	813,233

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Harbor Bay Community Development District Special Assessment for Capital Improvement Series 2001 A
$2,230,000	7.000%	05/01/33	$2,324,240
Harbour Isles Community Development District Special Assessment Series 2004
4,255,000	6.125	05/01/35	3,818,394
Harbourage at Braden River Community Development District Special Assessment for Capital Improvement Series 2003 A
2,890,000	6.125	05/01/34	2,983,867
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005
8,885,000	5.600	05/01/36	7,342,831
Heritage Harbor South Community Development District RB for Capital Improvement Series 2002 A
3,820,000	6.500	05/01/34	3,982,197
Heritage Harbor South Community Development District RB for Capital Improvement Series 2003 A
1,205,000	6.200	05/01/35	1,209,181
Heritage Harbor South Community Development District RB for Capital Improvement Series 2003 B
445,000	5.250	11/01/08	443,149
Heritage Isle at Viera Community Development District Special Assessment Series 2004 A
3,140,000	6.000	05/01/35	3,232,756
Heritage Isle at Viera Community Development District Special Assessment Series 2004 B
515,000	5.000	11/01/09	506,070
Heritage Isle at Viera Community Development District Special Assessment Series 2005
7,195,000	5.550	05/01/37	5,910,764
Heritage Isle at Viera Community Development District Special Assessment Series 2006
4,660,000	5.000	11/01/13	4,264,319
Heritage Lake Park Community Development District Special Assessment Series 2004 B
2,715,000	5.100	11/01/09	2,635,478
Heritage Lake Park Community Development District Special Assessment Series 2005
1,700,000	5.700	05/01/36	1,438,455
Heritage Park Community Development District Special Assessment Series 2004 A
5,755,000	6.300	05/01/35	5,787,458
Highlands Community Development District Special Assessment Series 2005
3,745,000	5.550	05/01/36	3,044,835
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (Baa1)
2,700,000	5.625	03/01/24	2,742,147
Hypoluxo/Haverhill Community Development District Special Assessment Series 2002 A
1,330,000	6.750	05/01/33	1,448,689
Indigo Community Development District Special Assessment for Capital Improvement Series 2005
8,885,000	5.750	05/01/36	7,402,005
Islands at Doral Florida Special Assessment Series 2003(a)
1,685,000	6.375	05/01/13	1,941,036

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Islands at Doral Ne Community Development District Special Assessment Series 2004
$2,735,000	6.250%	05/01/34	$2,764,784
Islands at Doral Townhomes Community Development District Special Assessment Series 2007 A
2,390,000	6.250	05/01/38	2,103,535
K-Bar Ranch Community Development District Special Assessment Series 2006
1,000,000	5.450	05/01/36	808,110
Keys Cove Community Development District Special Assessment Series 2004
1,190,000	5.875	05/01/35	1,149,921
Killarney Community Development District Special Assessment Series 2004 A
2,470,000	6.000	05/01/35	2,405,138
Killarney Community Development District Special Assessment Series 2004 B
2,030,000	5.125	05/01/09	1,987,451
Laguna Lakes Community Development District RB Series 2003 A (AAA)(a)
2,355,000	6.400	05/01/13	2,707,826
Lake Powell Residential Golf Community Development District Special Assessment Series 2000 A
2,115,000	7.450	05/01/22	2,196,153
3,370,000	7.500	05/01/32	3,496,341
Lakes by the Bay South Community Development District RB Series 2004 A
7,220,000	6.100	05/01/23	7,286,352
9,690,000	6.250	05/01/34	9,835,156
Lakes by the Bay South Community Development District RB Series 2004 B
3,455,000	5.300	05/01/09	3,433,510
Lakewood Ranch Community Development District No. 4 RB Series 2004
2,080,000	5.950	05/01/34	2,030,683
Lakewood Ranch Community Development District No. 6 RB Series 2004 A
5,705,000	6.125	05/01/34	5,762,392
Lakewood Ranch Community Development District No. 5 Special Assessment Series 2001 A
8,385,000	5.700	05/01/36	7,040,968
Lakewood Ranch Stewardship District BANS Series 2007
28,645,000	6.500	06/01/09	28,976,136
Lakewood Ranch Stewardship District Special Assessment for Country Club East Project Series 2006
23,000,000	5.400	05/01/37	18,136,190
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005
4,385,000	4.875	08/01/10	4,180,264
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2006 B
8,480,000	5.000	05/01/13	7,769,546
Lakewood Ranch Stewardship District Special Assessment Series 2006 A
14,690,000	5.500	05/01/36	13,325,593

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Landmark at Doral Community Development District Special Assessment Series 2006 A
$4,000,000	5.500%	05/01/38	$2,616,280
Lee County IDA Health Care Facilities RB for Shell Point Alliance Obligation Group Series 2006 (BBB-)
3,750,000	5.000	11/15/32	3,260,437
13,750,000	5.125	11/15/36	12,041,562
Lee County IDA Health Care Facilities RB Refunding for Shell Point/ Alliance Community Project Series 2007 (BBB-)
4,000,000	5.000	11/15/22	3,768,240
10,000,000	5.000	11/15/29	8,836,700
Legends Bay Community Development District RB Series 2007 A
2,725,000	5.875	05/01/38	2,362,684
Legends Bay Community Development District RB Series 2007 B
1,000,000	5.500	05/01/14	928,390
Lexington Oaks Community Development District Special Assessment Series 2002 A
2,500,000	6.700	05/01/33	2,647,175
Live Oak Community Development District No. 1 Special Assessment Series 2003 A
4,290,000	6.300	05/01/34	4,404,972
Live Oak Community Development District No. 1 Special Assessment Series 2003 B
160,000	5.300	05/01/08	159,854
Live Oak Community Development District No. 2 Special Assessment Series 2004 A
8,990,000	5.850	05/01/35	7,065,061
Live Oak Community Development District No. 2 Special Assessment Series 2004 B
7,680,000	5.000	11/01/09	7,341,542
Longleaf Community Development District Special Assessment Refunding Series 2005
6,020,000	5.400	05/01/30	4,947,055
Longleaf Community Development District Special Assessment Refunding Series 2006
2,925,000	5.375	05/01/30	2,577,949
Longleaf Community Development District Special Assessment Series 2001
620,000	7.250	05/01/09	619,268
Maple Ridge Community Development District Special Assessment Series 2000 A
1,480,000	7.150	05/01/31	1,562,081
Marshall Creek Community Development District Special Assessment Series 2002
2,815,000	6.625	05/01/32	2,980,832
Meadow Pines Community Development District Tax Allocation Series 2004 A
6,525,000	6.250	05/01/34	6,638,013
Meadow Pointe III Community Development District RB for Capital Improvement Series 2003 A
3,815,000	6.400	05/01/34	4,028,564
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A
970,000	6.000	05/01/35	998,896
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2003 A
2,665,000	6.300	05/01/34	2,715,502

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B
$2,915,000	6.150%	11/01/14	$2,802,918
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005
4,455,000	5.250	05/01/15	4,095,927
Mediterra North Community Development District RB for Capital Improvement Series 2001 A
4,425,000	6.800	05/01/31	4,502,659
Mediterra South Community Development District RB for Capital Improvement Series 1999 A
450,000	6.950	05/01/31	456,813
Mediterra South Community Development District RB for Capital Improvement Series 2001
1,420,000	6.850	05/01/31	1,495,643
Mediterra South Community Development District RB for Capital Improvement Series 2003 A
4,840,000	6.375	05/01/34	4,606,180
Mediterra South Community Development District RB for Capital Improvement Series 2003 B
1,715,000	5.500	05/01/10	1,671,971
Mediterranea Community Development District Special Assessment Series 2006 A
1,550,000	5.600	05/01/37	1,289,585
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 1998 (BB+)
7,720,000	5.375	11/15/28	6,865,396
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2001 A (BB+/Ba1)
3,510,000	6.125	11/15/11	3,658,789
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center Florida Series 2004 (BB+/Ba1)
13,600,000	6.750	11/15/29	13,879,072
Middle Village Community Development District Special Assessment Series 2004 A
5,555,000	5.800	05/01/22	5,559,388
15,620,000	6.000	05/01/35	15,750,739
Middle Village Community Development District Special Assessment Series 2004 B
570,000	5.000	05/01/09	565,172
Middle Village Community Development District Special Assessment Series 2004 C
240,000	5.125	05/01/09	238,322
Mira Lago West Community Development District Special Assessment for Capital Improvement Series 2005
960,000	5.375	05/01/36	806,986
Montecito Community Development District Special Assessment Series 2006 A
1,900,000	5.500	05/01/37	1,557,145
Monterey/Congress Community Development District Special Assessment Series 2005 A
3,990,000	5.375	05/01/36	3,220,848
Monterra Community Development District Special Assessment Series 2005 A
25,610,000	5.500	05/01/36	20,176,326

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Monterra Community Development District Special Assessment Series 2005 B
$30,000,000	5.000%	11/01/10	$28,325,400
Monterra Community Development District Special Assessment Series 2006 B
33,500,000	5.125	11/01/14	29,704,450
Narcoossee Community Development District Special Assessment Series 2002 A
4,665,000	6.850	05/01/33	4,814,933
Naturewalk Community Development District Florida Special Assessment Series 2007 B
1,970,000	5.300	05/01/16	1,757,082
New Port Tampa Bay Community Development District Special Assessment Series 2006 A
1,000,000	5.875	05/01/38	652,530
New River Community Development District Special Assessment Series 2006 A
2,000,000	5.350	05/01/38	1,572,740
New River Community Development District Special Assessment Series 2006 B
5,500,000	5.000	05/01/13	5,030,630
North Springs Improvement District RB Refunding for Water Management Series 2005 A
2,555,000	5.375	05/01/24	2,084,957
North Springs Improvement District RB Refunding for Water Management Series 2005 B
5,880,000	5.500	05/01/35	4,435,166
North Springs Improvement District Special Assessment for Heron Bay North Assessment Area Series 2006 A
2,550,000	5.200	05/01/27	1,915,280
North Springs Improvement District Special Assessment for Parkland Golf Country Club Series 2005 A-2
3,945,000	5.500	05/01/26	3,127,517
North Springs Improvement District Special Assessment for Parkland Golf Country Club Series 2005 B-1
1,360,000	5.125	05/01/15	1,177,107
Oak Creek Community Development District Special Assessment Series 2004
1,725,000	5.800	05/01/35	1,634,610
Oakmont Grove Community Development District Special Assessment Series 2007 A
3,000,000	5.400	05/01/38	2,325,960
Oakstead Community Development District Special Assessment Series 2006 A-1 (MBIA) (AAA/Aaa)
2,000,000	4.500	05/01/32	1,922,780
Orange County Florida Health Facilities Authority RB for Orlando Regional Healthcare Hospital Series 2006 B (A/A2)
1,865,000	4.750	11/15/36	1,742,936
Orange County Health Facilities Authority RB for 1st Mortgage Orlando Lutheran Tower Series 2007
1,000,000	5.500	07/01/32	892,920
1,750,000	5.500	07/01/38	1,517,093
Orange County Health Facilities Authority RB for Orlando Lutheran Healthcare Series 2005
1,100,000	5.375	07/01/20	1,056,176
1,000,000	5.700	07/01/26	941,240

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Orlando Urban Community Development District Special Assessment for Capital Improvement Series 2001 A(a)
$7,545,000	6.950%	05/01/11	$8,516,117
Orlando Urban Community Development District Special Assessment for Capital Improvement Series 2004
930,000	6.000	05/01/20	882,784
3,500,000	6.250	05/01/34	3,314,430
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 B
5,055,000	5.125	05/01/09	4,949,047
Palm Beach County Plantation Community Development District Special Assessment Series 2004 A
6,970,000	6.250	05/01/34	7,342,965
Palm Coast Park Community Development District Special Assessment Series 2006
10,000,000	5.700	05/01/37	8,272,800
Palma Sola Trace Community Development District RB for Capital Improvement Series 2005
3,880,000	5.750	05/01/35	3,313,792
Panther Trace Community Development District Special Assessment Series 2002 A (AAA)(a)
1,625,000	7.250	05/01/12	1,885,553
Panther Trace II Community Development District Special Assessment Series 2005 A
6,760,000	5.600	05/01/35	5,796,294
Panther Trails Community Development District Special Assessment Series 2005
3,760,000	5.600	05/01/36	3,564,969
Park Place Community Development District Special Assessment Series 2003
4,420,000	6.375	05/01/34	4,420,575
Parker Road Community Development District Special Assessment Series 2007 A
2,500,000	5.600	05/01/38	2,081,050
Parklands Lee Community Development District Special Assessment Series 2004 A
3,880,000	5.800	05/01/35	3,676,688
Parklands Lee Community Development District Special Assessment Series 2004 B
250,000	5.125	05/01/11	241,115
Parklands West Community Development District Special Assessment Series 2001 A
3,255,000	6.900	05/01/32	3,469,635
Parkway Center Community Development District Special Assessment Series 2000 A
472,611	8.250	05/01/31	504,555
Paseo Community Development District Capital Improvement RB Series 2005 A
10,470,000	5.400	05/01/36	8,483,841
Pier Park Community Development District RB for Capital Improvement Series 2002-1
10,125,000	7.150	05/01/34	10,485,247
Pine Island Community Development District RB Series 2004
3,345,000	5.300	11/01/10	3,209,093

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Pine Island Community Development District Special Assessment Series 2004
$14,670,000	5.750%	05/01/35	$14,200,413
Poinciana Community Development District Special Assessment Series 2000 A
5,580,000	7.125	05/01/31	5,723,183
Portico Community Development District Special Assessment for Capital Improvement Series 2006
4,720,000	5.450	05/01/37	3,848,971
Principal One Community Development District Jacksonville Special Assessment Series 2005
1,000,000	5.650	05/01/35	959,300
Renaissance Community Development District Special Assessment for Capital Improvement Series 2002 A
6,935,000	7.000	05/01/33	7,248,254
Renaissance Community Development District Special Assessment for Capital Improvement Series 2002 B
185,000	6.250	05/01/08	184,650
Reunion East Community Development District Special Assessment Series 2002 A
18,355,000	7.200	05/01/22	19,450,243
2,450,000	7.375	05/01/33	2,572,868
Ridgewood Trails Community Development District Special Assessment Series 2007 A
2,305,000	5.650	05/01/38	1,913,196
River Hall Community Development District Special Assessment for Capital Improvement Series 2005
6,895,000	5.450	05/01/36	5,404,646
Rivercrest Community Development District Special Assessment Series 2001 (AAA)(a)
5,290,000	7.000	05/01/11	6,089,054
Riverside Park Community Development District Special Assessment Series 2004
1,900,000	6.125	05/01/34	2,029,675
Riverwood Estates Community Development District Special Assessment Series 2006 A
9,500,000	5.350	05/01/37	7,578,815
Saddlebrook Community Development District Special Assessment Series 2001 A
4,905,000	6.900	05/01/33	5,229,515
Saddlebrook Community Development District Special Assessment Series 2001 B
5,000	6.250	05/01/09	4,961
Sail Harbour Community Development District Special Assessment Series 2005 A
4,870,000	5.500	05/01/36	4,584,180
Sampson Creek Community Development District Special Assessment Series 2000 A (AA)(a)
2,150,000	6.950	05/01/10	2,342,855
Sandy Creek Community Development District Special Assessment Refunding Series 2007 A
7,515,000	5.700	05/01/37	6,321,317
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B
8,990,000	5.500	05/01/15	8,261,450
Seven Oaks Community Development District II RB Series 2003 A
4,530,000	6.400	05/01/34	4,548,120

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Seven Oaks Community Development District II Special Assessment Series 2004 B
$1,765,000	5.000%	05/01/09	$1,727,388
Shingle Creek Community Development District Special Assessment for Capital Improvement Series 2006
2,000,000	5.750	05/01/15	1,851,100
4,000,000	6.100	05/01/25	3,612,640
15,000,000	6.125	05/01/37	13,239,300
Six Mile Creek Community Development District Special Assessment Series 2007
1,500,000	5.650	05/01/22	1,227,645
South Bay Community Development District Special Assessment for Capital Improvement Series 2005 B-1
230,000	5.125	11/01/09	218,544
South Fork Community Development District RB Series 2003
2,420,000	6.150	05/01/33	2,567,862
South Fork Community Development District RB Series 2004 A-1
505,000	5.900	05/01/34	440,254
South Fork Community Development District RB Series 2004 A-2
1,775,000	5.900	05/01/35	1,544,445
South Fork East Community Development District Special Assessment for Capital Improvement Series 2005
8,875,000	5.350	05/01/36	7,136,831
South Fork East Community Development District Special Assessment for Capital Improvement Series 2007 A
1,830,000	6.500	05/01/38	1,700,253
South Village Community Development District RB for Capital Improvement Series 2005 A
4,135,000	5.700	05/01/35	3,462,649
South-Dade Venture Community Development District Special Assessment Series 2004
2,575,000	6.000	05/01/24	2,479,159
Southern Hills Plantation I Community Development District RB for Capital Improvement Series 2004
8,180,000	5.800	05/01/35	6,811,568
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2004
3,375,000	5.850	05/01/34	2,911,275
Spicewood Community Development District Special Assessment Series 2003 A
2,885,000	6.100	05/01/34	3,039,290
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 A
4,840,000	6.125	05/01/34	4,906,163
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 B
325,000	5.300	05/01/10	318,607
St. Lucie County School Board COPS Series 2007 (MBIA) (Aaa)
1,835,000	4.500	08/15/32	1,751,030
Sterling Hill Community Development District Special Assessment Series 2003 A
4,000,000	6.200	05/01/35	3,943,640

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Sterling Hill Community Development District Special Assessment Series 2003 B
$645,000	5.500%	11/01/10	$644,020
Stonegate Community Development District Special Assessment Series 2004
2,235,000	6.125	05/01/34	2,368,407
Stonelake Ranch Community Development District Special Assessment Series 2004 A
3,445,000	5.900	05/01/34	3,003,317
Stoneybrook South Community Development District Special Assessment Series 2007 A
3,000,000	5.800	05/01/39	2,568,690
Summerville Community Development District Special Assessment Series 2006
1,000,000	5.500	05/01/36	820,500
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2002 (AMT)
6,590,000	6.800	10/01/32	6,629,013
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2003 (AMT)
4,465,000	6.900	10/01/34	4,510,186
Sumter Landing Community Development District Recreational RB Subseries 2005 B
6,400,000	5.700	10/01/38	5,361,920
Tern Bay Community Development District Special Assessment for Capital Improvement Series 2005 B
100,000	5.000	05/01/15	75,209
The Quarry Community Development District Special Assessment Series 2005 A-1
44,575,000	5.500	05/01/36	36,810,035
The Quarry Community Development District Special Assessment Series 2005 A-2
4,940,000	5.250	05/01/36	3,926,954
Thousand Oaks Community Development District Special Assessment Series 2005 A-1
4,715,000	5.350	05/01/35	4,259,154
Thousand Oaks Community Development District Special Assessment Series 2005 A-2
985,000	5.350	05/01/36	882,590
Tisons Landing Community Development District Special Assessment Series 2005 A
2,600,000	5.625	05/01/37	2,135,224
Tisons Landing Community Development District Special Assessment Series 2005 B
4,000,000	5.000	11/01/11	3,737,840
Tolomato Community Development District Special Assessment Series 2006
62,485,000	5.400	05/01/37	50,171,081
Tomoka Community Development District RB Series 2004 A
8,045,000	6.100	05/01/35	7,195,126
Town Center at Palm Coast Community Development District Special Assessment for Capital Improvement Series 2005
9,755,000	6.000	05/01/36	8,581,473
Trails Community Development District Special Assessment Series 2007
8,000,000	5.375	05/01/38	6,357,120

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
University Place Community Development District Special Assessment Series 2001 A
$1,625,000	7.000%	05/01/32	$1,739,579
Venetian Community Development District RB for Capital Improvement Series 2002 A
3,735,000	6.750	05/01/34	3,959,586
Verano Center Community Development District Special Assessment for Community Infrastructure Project Series 2006 A
8,000,000	5.375	05/01/37	6,048,480
Verano Center Community Development District Special Assessment for Community Infrastructure Project Series 2006 B
8,470,000	5.000	11/01/12	7,804,766
6,875,000	5.000	11/01/13	6,143,569
Verona Walk Community Development District RB for Capital Improvement Series 2004
6,800,000	5.850	05/01/35	6,557,308
Verona Walk Community Development District Special Assessment for Capital Improvement Series 2006
9,520,000	5.375	05/01/37	7,664,171
Village Center Community Development District Recreational RB Subseries 1998 B
1,705,000	8.250	01/01/17	1,735,537
Village Center Community Development District Recreational RB Subseries 1998 C
2,020,000	7.375	01/01/19	2,076,318
Village Center Community Development District Recreational RB Subseries 2003 B
4,005,000	6.350	01/01/18	4,238,451
Village Center Community Development District Recreational RB Subseries 2004 B
5,570,000	5.875	01/01/15	5,527,612
Village Community Development District No. 3 Special Assessment Series 2002
6,200,000	6.500	05/01/32	6,559,662
Village Community Development District No. 4 RB Series 2002
3,300,000	6.875	05/01/22	3,518,493
4,960,000	6.950	05/01/32	5,296,536
Village Community Development District No. 4 Special Assessment Series 2000
2,145,000	7.150	05/01/18	2,270,804
Village Community Development District No. 4 Special Assessment Series 2003
445,000	6.500	05/01/33	471,024
Village Community Development District No. 5 Special Assessment Series 2002 A
14,390,000	6.500	05/01/33	15,231,527
Village Community Development District No. 5 Special Assessment Series 2003 A
3,320,000	6.000	05/01/22	3,420,463
18,935,000	6.100	05/01/34	19,435,831
Village Community Development District No. 6 Special Assessment Series 2004
25,010,000	5.800	05/01/35	25,052,017
Village Community Development District No. 6 Special Assessment Series 2007
34,640,000	5.250	05/01/37	32,152,502

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Village Community Development District No. 7 Special Assessment Series 2006
$87,580,000	5.375%	05/01/36	$82,895,346
Villages of Westport Community Development District RB for Capital Improvement Series 2005 A
3,130,000	5.400	05/01/20	2,736,434
12,700,000	5.700	05/01/35	10,688,447
Villagewalk of Bonita Springs Community Development District Special Assessment Series 2005
5,420,000	5.600	05/01/36	5,049,706
Villasol Community Development District RB Series 2003 A
4,015,000	6.600	05/01/34	4,202,019
Villasol Community Development District RB Series 2003 B
190,000	5.375	05/01/08	189,270
Vizcaya Community Development District BANS Series 2007 A
15,000,000	7.000	12/20/08	15,145,800
Walnut Creek Community Development District Special Assessment Series 2000 A
3,605,000	7.300	05/01/21	3,818,019
Watergrass Community Development District Special Assessment Series 2005 A
6,145,000	5.500	05/01/36	5,061,452
Waterlefe Community Development District RB for Capital Improvement Series 2001 A
905,000	6.950	05/01/31	966,106
Waters Edge Community Development District Special Assessment for Capital Improvement Series 2006 B
1,000,000	5.000	11/01/12	932,990
Wentworth Estates Community Development District Special Assessment Series 2006 A
14,985,000	5.625	05/01/37	10,970,069
Wentworth Estates Community Development District Special Assessment Series 2006 B
7,725,000	5.125	11/01/12	6,825,964
West Villages Improvement District Revenue Special Assessment Series 2007
10,000,000	5.500	05/01/38	8,198,300
West Villages Improvement District Revenue Special Assessment Unit of Development No. 3 Series 2006
12,500,000	5.500	05/01/37	10,231,125
Westchester Community Development District No. 1 Special Assessment for Community Infrastructure Series 2003
4,200,000	6.000	05/01/23	3,809,736
24,240,000	6.125	05/01/35	21,511,546
World Commerce Community Development District Special Assessment Series 2004 A-1
965,000	6.250	05/01/22	903,587
500,000	6.500	05/01/36	467,590
World Commerce Community Development District Special Assessment Series 2004 A-2
2,930,000	6.125	05/01/35	2,616,343
World Commerce Community Development District Special Assessment Series 2007
3,500,000	5.500	05/01/38	2,828,455

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Wyndam Park Community Development District Special Assessment Series 2003
$2,500,000	6.375%	05/01/34	$2,661,050
Wynnfield Lakes Community Development District Special Assessment Series 2005 A
11,400,000	5.600	05/01/36	9,373,422
Zephyr Ridge Community Development District Special Assessment for Capital Improvement Series 2006 B
2,000,000	5.250	05/01/13	1,855,080

			1,750,405,169

Georgia — 0.3%
Atlanta Tax Allocation for Eastside Project Series 2005 A (AMT)
1,230,000	5.625	01/01/16	1,230,123
Atlanta Tax Allocation for Eastside Project Series 2005 B
1,085,000	5.400	01/01/20	1,040,786
3,750,000	5.600	01/01/30	3,456,862
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BBB/Baa2)
3,675,000	5.500	01/01/34	3,371,665
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
5,845,000	4.850	06/01/09	5,866,159
Fulton County Development Authority RB for Delta Airlines, Inc. Project Series 1998(d)(e)
3,900,000	5.450	05/01/23	527,670
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A
2,530,000	5.250	11/01/28	2,361,123
Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A
1,750,000	6.125	02/15/34	1,715,403

			19,569,791

Guam — 0.3%
Guam Education Financing Foundation COPS for Public School Facilities Project Series 2006 A (A-)
1,000,000	5.000	10/01/15	1,072,830
1,000,000	5.000	10/01/17	1,061,230
2,825,000	5.000	10/01/23	2,836,639
Guam Government GO Bonds Series 2007 A(b)
7,000,000	5.000	11/15/23	6,675,970
7,000,000	5.125	11/15/27	6,636,840
Guam Government GO Bonds Unrefunded Balance Series 1993 A(b)
1,925,000	5.375	11/15/13	1,930,679

			20,214,188

Hawaii — 0.2%
Hawaii County Improvement District No.17 Special Assessment Kaloko Subdivision Series 2001
2,200,000	7.375	08/01/11	2,232,846
Hawaii State Department of Transportation Special Facilities RB for Continental Airlines, Inc. Series 1997 (AMT) (B/B3)
10,045,000	5.625	11/15/27	8,910,015

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Idaho — 0.1%
Madison County Hospital Revenue COPS Series 2006 (BBB-)
$1,300,000	5.250%	09/01/20	$1,282,307
1,000,000	5.250	09/01/26	933,610
3,335,000	5.250	09/01/37	2,965,349

			5,181,266

Illinois — 2.0%
Chicago Illinois Special Assessment for Lake Shore East Series 2003
4,000,000	6.750	12/01/32	4,104,800
Chicago Illinois Tax Allocation for Central Loop Redevelopment Project Series 2000 A (ACA)
2,000,000	6.500	12/01/08	2,042,520
Chicago Illinois Tax Allocation for Junior Lien Near South Redevelopment Project Series 2001 A (ACA)
100,000	4.750	11/15/08	100,456
Chicago O’Hare International Airport RB Refunding for American Airlines Series 2007 (Caa1)
26,000,000	5.500	12/01/30	21,380,580
Chicago Single Family Mortgage RB for Collateral Series 2001 A(FHLMC/FNMA/GNMA) (AMT) (AAA/Aaa)
1,705,000	6.250	10/01/32	1,780,907
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006
250,000	5.400	03/01/16	246,333
1,450,000	5.625	03/01/36	1,288,833
Illinois Finance Authority Multi-Family Housing RB for Covered Bridges Apartments Project Series 2006 (FNMA) (AAA)(b)(c)
10,000,000	4.875	06/01/27	9,512,400
Illinois Finance Authority PCRB Refunding for Amerencips RMKT 12/03/01 Series 2000 A (B+/Ba1)(b)(c)
6,050,000	5.500	02/28/14	6,046,612
Illinois Finance Authority RB for Friendship Village Schaumburg Series 2005 A (BB)
2,500,000	5.000	02/15/15	2,437,925
6,000,000	5.375	02/15/25	5,442,720
4,000,000	5.625	02/15/37	3,512,680
Illinois Finance Authority RB for Midwest Regional Medical Center Series 2006 A
22,740,000	6.750	10/01/46	21,549,106
Illinois Finance Authority RB Refunding for Christian Home, Inc. Series 2007 A
4,500,000	5.750	05/15/31	4,151,340
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BBB-/Baa3)
5,600,000	5.125	01/01/25	5,207,272
Illinois Finance Authority Solid Waste Disposal RB for Waste Management, Inc. Series 2005 A (AMT) (BBB)
4,600,000	5.050	08/01/29	4,153,110
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV- SR Series 2004 A (B1)
6,905,000	5.000	06/01/24	5,653,607
7,760,000	5.125	06/01/35	6,215,993

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Illinois — (continued)
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV- Subseries Series 2004 B (B3)
$2,075,000	5.000%	06/01/24	$1,338,250
4,000,000	5.375	06/01/35	2,448,440
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A
1,805,000	6.250	03/01/34	1,777,510
Ottawa Illinois Health Care Facilities RB for Ottawa Community Hospital Series 2004 (Radian) (AA)
1,900,000	5.125	08/15/19	1,969,768
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006
4,750,000	6.000	03/01/36	4,421,917
Volo Village Special Service Area No. 4 Special Tax for Symphony Meadows Project Series 2006-2
3,727,000	5.000	03/01/16	3,624,358
Volo Village Special Service Area No. 6 Special Tax for Lancaster Falls Project Series 2006
4,200,000	5.750	03/01/36	3,726,786

			124,134,223

Indiana — 1.5%
Anderson Indiana Economic Development Revenue Refunding & Improvement RB for Anderson University Project Series 2007 (BBB-)
1,355,000	5.000	10/01/24	1,298,727
2,060,000	5.000	10/01/28	1,933,640
1,500,000	5.000	10/01/32	1,374,735
Delaware County Hospital Authority RB for Cardinal Health Systems Obligation Group Series 2006 (Baa2)
5,000,000	5.125	08/01/29	4,481,050
8,760,000	5.250	08/01/36	7,802,795
Indiana Health & Educational Facilities Financing Authority Hospital RB for Clarian Health Obligations Series 2006 A (A+/A2)
22,120,000	5.000	02/15/39	21,114,646
Indiana Health & Educational Facilities Financing Authority Hospital RB for Schneck Memorial Hospital Project Series 2006 A (A-)
1,000,000	5.250	02/15/30	1,001,280
2,550,000	5.250	02/15/36	2,542,528
Indiana Health Facility Financing Authority RB for Community Foundation Unrefunded Balance Series 2001 A (BBB-)
365,000	6.375	08/01/31	371,314
Indiana Health Facility Financing Authority RB Prerefunded for Community Foundation Series 2001 A (BBB-)(a)
1,135,000	6.375	08/01/11	1,289,837
Indianapolis Airport Authority RB for Special Facilities United Air Lines Project Series 1995 A (AMT)(d)(e)
10,000,000	6.500	11/15/31	835,000
Jasper County Industrial Economic Development RB for Georgia Pacific Corp. Project Series 2000 (AMT) (B2)
2,500,000	6.700	04/01/29	2,455,375
Lake County Indiana GO Bonds Series 2007
18,500,000	5.000	01/15/17	19,354,700

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Indiana — (continued)
Vigo County Hospital Authority RB for Vigo Union Hospital, Inc. Series 2007(d)
$2,000,000	5.500%	09/01/27	$1,885,640
8,750,000	5.700	09/01/37	8,193,500
7,500,000	5.750	09/01/42	7,001,025
9,000,000	5.800	09/01/47	8,383,500

			91,319,292

Iowa — 0.7%
Carroll County Iowa Hospital Revenue RB for St. Anthony Regional Hospital Project Series 2006 A (Baa3)
1,200,000	5.000	11/01/31	1,050,408
Coralville Iowa COPS Series 2006 D (A2)
2,250,000	5.250	06/01/26	2,289,285
Coralville Iowa Urban Renewal Tax Allocation Series 2007 C (Baa1)
500,000	5.125	06/01/39	465,765
850,000	5.000	06/01/47	765,535
Iowa Finance Authority Health Facilities RB Refunding for Development of Care Initiatives Project Series 2006 A (BBB-)
4,250,000	5.500	07/01/25	4,170,482
Pottawattamie County RB Refunding for Christian Homes, Inc. Series 2007 E
1,355,000	5.750	05/15/31	1,252,061
Tobacco Settlement Authority of Iowa RB for Asset Backed Bonds Series 2005 C (BBB/Baa3)
13,250,000	5.500	06/01/42	12,059,355
9,845,000	5.625	06/01/46	9,141,772
Tobacco Settlement Authority of Iowa RB for Capital Appreciation Asset Backed Bonds Series 2005 B (BBB/Baa3)
15,340,000	5.600	06/01/34	14,377,722

			45,572,385

Kansas — 0.5%
Labette Hospital RB Refunding and Improvement Series 2007 A
1,400,000	5.750	09/01/29	1,412,236
1,100,000	5.750	09/01/37	1,105,566
Lawrence Hospital RB for Lawrence Memorial Hospital Series 2006 (A3)
1,500,000	5.125	07/01/36	1,481,130
Olathe Senior Living Facilities RB Refunding for Aberdeen Village, Inc. Series 2005 A
4,250,000	5.600	05/15/28	3,857,427
Overland Park Transportation Development District Special Assessment for Grass Creek Project Series 2006
735,000	4.850	09/01/16	703,630
1,565,000	5.125	09/01/28	1,406,043
Salina Hospital RB Refunding & Improvement for Salina Regional Health Series 2006 (A1)
1,000,000	4.500	10/01/26	955,660
1,000,000	4.625	10/01/31	930,490
825,000	5.000	10/01/36	806,512
Wyandotte County/Kansas City Unified Government Special Obligation RB Refunding for Sales Tax 2nd Lien Area B Series 2005 (BBB-)
20,600,000	5.000	12/01/20	20,322,724

			32,981,418

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Kansas — (continued)
Kentucky Economic Development Finance Authority RB for Appalachian Regional Health Care Series 1997 (BB-)
$500,000	5.700%	10/01/10	$508,665
Kentucky Economic Development Finance Authority RB for Norton Healthcare, Inc. Series 2000 B (MBIA) (AAA/Aaa)(f)
1,720,000	0.000	10/01/22	814,042
Kentucky Economic Development Finance Authority System RB Prerefunded for Norton Healthcare Series 2000 C (MBIA) (AAA/Aaa)(a)
2,250,000	6.000	10/01/13	2,635,582
Kentucky Economic Development Finance Authority System RB Unrefunded Balance for Norton Healthcare Series 2000 C (MBIA) (AAA/Aaa)
4,500,000	6.000	10/01/18	5,104,485
Louisville & Jefferson County Metropolitan Government Health Systems RB for Norton Healthcare, Inc. Series 2006 (A-)
28,410,000	5.000	10/01/30	27,291,498
Warren County Kentucky RB Refunding for Community Hospital Corp. Project Series 2007 A (BBB+)
1,000,000	5.000	08/01/26	950,210
1,000,000	4.500	08/01/31	861,920

			38,166,402

Louisiana — 0.6%
De Soto Parish Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
6,260,000	5.000	11/01/18	6,112,201
De Soto Parish Environmental Improvement RB Refunding for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
4,515,000	4.750	03/01/19	4,228,343
Hodge Utility RB Series 2003 (AMT) (B-)
6,750,000	7.450	03/01/24	7,250,040
Rapides Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Projects Series 2007 A (AMT) (BBB/Baa3)
7,000,000	4.625	03/01/27	5,815,600
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 B (BBB/Baa3)
17,225,000	5.500	05/15/30	16,812,634

			40,218,818

Maryland — 1.7%
Annapolis Maryland Economic Development Corp. RB for St. Johns College Facilities Series 2007 B (BBB+)
2,465,000	5.000	10/01/36	2,427,926
Baltimore Maryland Convention Center Hotel RB Subseries 2006 B (BB/Ba1)
600,000	5.000	09/01/16	595,854
15,155,000	5.875	09/01/39	14,637,911
Baltimore Maryland Special Obligation for Harborview Lot No. 2 Special Tax Series 2003
3,000,000	6.500	07/01/31	3,051,510
Baltimore Maryland Special Obligation RB for Strathdale Manor Project Series 2003
3,750,000	7.000	07/01/33	3,930,488

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Maryland — (continued)
Baltimore Maryland Special Obligation Tax Allocation for Clipper Mill Project Series 2004
$4,627,000	6.250%	09/01/33	$4,703,854
Frederick County Maryland Educational Facilities Revenue RB for Mount St. Mary’s University Series 2007 (BBB-/Baa3)
1,500,000	4.500	09/01/25	1,354,275
2,590,000	5.000	09/01/30	2,429,990
Maryland State Economic Development Corp. RB for Towson University Project Series 2007 A (BBB-)
1,250,000	5.250	07/01/37	1,176,925
500,000	5.000	07/01/39	448,410
Maryland State Economic Development Corp. Solid Waste Disposal RB for Waste Management, Inc. Project Series 2006 (AMT) (BBB)(b)(c)
2,000,000	4.600	04/01/16	1,983,800
Maryland State Health & Higher Educational Facilities Authority RB for Carroll Hospital Center Series 2006 (Baa1)
1,000,000	4.500	07/01/26	916,560
1,500,000	5.000	07/01/36	1,396,830
4,000,000	5.000	07/01/40	3,653,880
Maryland State Health & Higher Educational Facilities Authority RB for Edenwald Series 2006 A
1,000,000	5.400	01/01/31	919,930
1,100,000	5.400	01/01/37	997,304
Maryland State Health & Higher Educational Facilities Authority RB for King Farm Presbyterian Community Series 2007 A
1,000,000	5.300	01/01/37	868,820
Maryland State Health & Higher Educational Facilities Authority RB for Medstar Health Series 2007 (BBB+/A3)
32,795,000	5.250	05/15/46	31,640,288
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Medstar Health Series 2004 (BBB+/A3)
1,000,000	5.750	08/15/16	1,075,860
4,500,000	5.375	08/15/24	4,528,215
10,750,000	5.500	08/15/33	10,590,363
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Mercy Ridge Series 2007 (BBB+)
4,700,000	4.750	07/01/34	4,123,028
1,000,000	4.500	07/01/35	841,840
Prince Georges County Special Obligation for National Harbor Project RMKT 09/21/05 Series 2004
1,890,000	4.700	07/01/15	1,825,683
4,750,000	5.200	07/01/34	4,220,660
Prince Georges County Special Tax District for Victoria Falls Project Series 2005
1,500,000	5.250	07/01/35	1,292,100
Westminster Maryland Economic Development RB for Carroll Lutheran Village Series 2004 A
4,000,000	6.250	05/01/34	4,005,640

			109,637,944

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Massachusetts — 0.4%
Massachusetts Development Finance Agency RB for Eastern Nazarene College Series 1999 (BB+)
$2,235,000	5.625%	04/01/19	$2,228,407
2,000,000	5.625	04/01/29	1,906,020
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2007 A
2,850,000	5.750	11/15/42	2,574,377
Massachusetts Health & Educational Facilities Authority RB for Civic Investments Series 2002 B(a)
2,000,000	9.200	12/15/12	2,604,240
Massachusetts Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BBB-)
7,530,000	5.500	07/01/40	7,065,700
Massachusetts Health & Educational Facilities Authority RB for Saint Memorial Medical Center Series 1993 A (Ba1)
5,210,000	6.000	10/01/23	5,212,188
Massachusetts State Development Finance Agency RB for Hampshire College Series 2004 (BBB/Baa2)
1,000,000	5.625	10/01/24	1,026,970
1,000,000	5.700	10/01/34	1,017,060
Massachusetts State Port Authority Special Facilities RB for Delta Airlines, Inc. Project Series 2001 A (AMBAC) (AAA/Aaa)
530,000	5.500	01/01/13	558,996

			24,193,958

Michigan — 0.6%
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Series 1998 B (Ba1)
3,570,000	5.375	07/01/28	3,156,094
Flint Michigan Hospital Building Authority RB Refunding for Hurley Medical Center Series 1998 A (Ba1)
1,460,000	5.375	07/01/20	1,399,337
Flint Michigan Hospital Building Authority RB Refunding for Hurley Medical Center Series 2003 (Ba1)
1,650,000	5.500	07/01/08	1,655,825
Michigan State Hospital Finance Authority RB for Chelsea Community Hospital Obligation Series 2005 (BBB)
415,000	5.000	05/15/25	394,233
400,000	5.000	05/15/30	366,776
1,000,000	5.000	05/15/37	899,490
Michigan State Hospital Finance Authority RB for Marquette General Hospital Obligation Group Series 2005 A (Baa1)
1,530,000	5.000	05/15/26	1,455,917
2,000,000	5.000	05/15/34	1,833,180
Michigan Tobacco Settlement Finance Authority for Capital Appreciation Series 2007 C (BBB-)(f)
70,100,000	0.000	06/01/52	2,728,292
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (BBB)(f)
300,000,000	0.000	06/01/52	13,170,000
Monroe County Hospital Finance Authority RB Refunding for Mercy Memorial Hospital Corp. Obligation Series 2006 (BB+/Baa3)
3,000,000	5.375	06/01/26	2,712,690
3,500,000	5.500	06/01/35	3,128,510

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Michigan — (continued)
Wayne Charter County RB for Northwest Airlines, Inc. Facilities Series 1999 (AMT)
$8,235,000	6.000%	12/01/29	$7,542,766
Wayne Charter County Special Airport Facilities RB for Northwest Airlines, Inc. Series 1995(d)(e)
3,250,000	6.750	12/01/15	149,312

			40,592,422

Minnesota — 1.2%
Aitkin Health Care Facilities RB Refunding for Riverwood Health Care Center Series 2006
700,000	5.500	02/01/24	679,721
1,380,000	5.600	02/01/32	1,298,594
Becker PCRB for Northern States Power Converted 08/27/02 Series 2000 A (A/A2)(c)
10,000,000	8.500	04/01/30	11,678,000
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2002 (BB)
7,500,000	7.250	06/15/32	7,855,650
Inver Grove Heights Nursing Home RB Refunding for Presbyterian Homes Care Series 2006
525,000	5.500	10/01/33	488,213
1,000,000	5.500	10/01/41	914,570
Meeker County Minnesota Hospital Facilities RB for Memorial Hospital Project Series 2007
1,300,000	5.750	11/01/37	1,258,530
Minneapolis Tax Allocation for Grant Park Project Series 2006
770,000	5.000	02/01/16	742,966
420,000	5.200	02/01/22	385,879
St. Paul Housing & Redevelopment Authority RB for Healthpartners Obligation Group Project Series 2006 (BBB/Baa1)
33,835,000	5.250	05/15/36	32,880,853
St. Paul Port Authority Lease RB for Healtheast Midway Campus Series 2005 A (BB)
2,700,000	5.750	05/01/25	2,630,637
1,400,000	5.875	05/01/30	1,350,230
St. Paul Port Authority Lease RB for Healtheast Midway Campus Series 2005 B
2,700,000	6.000	05/01/30	2,644,569
St. Paul Port Authority Lease RB for Regions Hospital Package Ramp Project Series 2007-1
475,000	5.000	08/01/21	446,552
1,375,000	5.000	08/01/36	1,162,040
Washington County Housing & Redevelopment Authority RB for Birchwood & Woodbury Projects Series 2007 A
4,260,000	5.550	12/01/27	3,864,970
8,500,000	5.625	06/01/37	7,510,175

			77,792,149

Mississippi — 0.2%
Adams County Environmental Improvement RB for International Paper Co. Project Series 1999 A (AMT) (BBB/Baa3)
1,000,000	6.250	09/01/23	1,016,530
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Central Hospital Series 2006 (BBB+)
3,000,000	5.250	12/01/21	3,012,390
1,825,000	5.250	12/01/26	1,780,123

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Mississippi — (continued)
Warren County RB Gulf Opportunity Zone for International Paper Co. Series 2006 A (BBB/Baa3)
$11,250,000	4.800%	08/01/30	$9,808,763

			15,617,806

Missouri — 0.9%
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 A
1,135,000	6.000	07/01/37	1,069,397
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 B
11,000,000	6.000	07/01/25	10,496,970
5,000,000	6.000	07/01/37	4,649,000
Clinton County IDA RB Refunding for Cameron Regional Medical Center Series 2007
1,250,000	5.000	12/01/32	1,107,213
1,475,000	5.000	12/01/37	1,278,515
Grindstone Plaza Transportation Development District Sales Tax RB Series 2006 A
260,000	5.250	10/01/21	244,980
385,000	5.400	10/01/26	356,398
Jennings Missouri Tax Increment RB Refunding for Northland Redevelopment Area Project Series 2006
1,000,000	5.000	11/01/23	917,100
Joplin IDA RB Refunding for Christian Homes, Inc. Series 2007 F
1,500,000	5.750	05/15/31	1,410,225
Kansas City IDA Health Facilities RB for First Mortgage Bishop Spencer Series 2004 A
2,150,000	5.500	01/01/09	2,167,630
1,000,000	6.250	01/01/24	1,010,520
2,500,000	6.500	01/01/35	2,565,400
Kansas City IDA RB for Air Cargo Series 2002 (AMT) (Baa3)
1,280,000	6.250	01/01/30	1,297,126
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (BBB+/Baa1)
3,230,000	4.750	06/01/25	3,086,459
20,960,000	5.000	06/01/35	19,767,795
Osage Beach Tax Allocation for Prewitts PT Project Series 2006
1,500,000	5.000	05/01/23	1,369,605
St. Louis County Missouri IDA RB Refunding for Ranker Jordan Project Series 2007
770,000	5.000	11/15/22	723,169
675,000	5.000	11/15/27	612,623
1,300,000	5.000	11/15/35	1,133,041
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007
1,250,000	5.750	04/01/27	1,155,725
Strother Interchange Transportation Development District Lees Summit RB Series 2006
675,000	5.000	05/01/24	611,368

			57,030,259

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Montana — 0.1%
Flathead Municipal Airport Authority RB Refunding for Glacier Park International Airport Series 2007 A
$1,000,000	5.000%	06/01/20	$953,880
Montana Facility Finance Authority Hospital Facilities RB for St. Peters Hospital Project Series 2007 (A3)
1,880,000	5.000	06/01/28	1,893,799
500,000	4.375	06/01/36	439,915

			3,287,594

Nevada — 1.2%
Clark County Improvement District No. 142-Local Improvement Special Assessment Series 2003
1,440,000	5.800	08/01/15	1,444,320
4,910,000	6.100	08/01/18	4,961,752
3,920,000	6.375	08/01/23	3,933,955
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 A (AMT)(B)(c)
10,380,000	5.600	10/01/30	9,602,642
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 C(b)(c)
710,000	5.500	10/01/30	664,610
Clark County Nevada Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa3)(b)(c)
4,835,000	5.450	03/01/13	5,061,133
Clark County Nevada Industrial Development RB Refunding for Southwest Gas Corp. Project Series 2004 B (FGIC) (AA/Aaa)
19,075,000	5.000	12/01/33	18,774,569
Director of the State of Nevada Department of Business & Industry RB for Las Vegas Monorail Project Series 2000 2nd Tier
3,000,000	7.250	01/01/23	2,334,210
1,250,000	7.375	01/01/30	972,238
16,000,000	7.375	01/01/40	12,441,440
Henderson Local Improvement Districts No. T-16 Special Assessment Series 2005
605,000	4.500	03/01/08	603,988
1,035,000	4.900	03/01/17	900,874
1,510,000	5.000	03/01/20	1,219,778
800,000	5.100	03/01/22	651,632
3,495,000	5.125	03/01/25	2,753,920
Henderson Local Improvement Districts No. T-17 Special Assessment Series 2005
1,385,000	5.000	09/01/25	1,148,885
Las Vegas Local Improvement Bonds Special Assessment for Special Improvement District No. 607 Series 2004
1,300,000	5.900	06/01/17	1,253,863
1,340,000	5.900	06/01/18	1,286,882
490,000	6.000	06/01/19	469,391
4,880,000	6.250	06/01/24	4,540,059

			75,020,141

New Hampshire — 0.1%
New Hampshire Business Finance Authority RB for Waste Management, Inc. Project Converted 06/01/04 Series 2002 (AMT) (BBB)(c)
3,750,000	5.200	05/01/27	3,511,500

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New Hampshire — (continued)
New Hampshire Health & Educational Facilities Authority RB for Speare Memorial Hospital Series 2004 (BBB-)
$1,000,000	5.500%	07/01/25	$1,001,150
1,400,000	5.875	07/01/34	1,415,806
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB-/Baa3)
1,050,000	5.250	06/01/26	981,897
2,050,000	5.250	06/01/36	1,872,737

			8,783,090

New Jersey — 3.2%
New Jersey Economic Development Authority RB for First Mortgage Lions Gate Project Series 2005
825,000	5.000	01/01/15	814,547
710,000	5.750	01/01/25	681,799
1,230,000	5.875	01/01/37	1,151,464
New Jersey Economic Development Authority RB for First Mortgage of The Presbyterian Home Series 2001 A
1,500,000	6.250	11/01/20	1,537,425
New Jersey Economic Development Authority Retirement RB for Seabrook Village, Inc. Series 2000 A (AAA)(a)
2,500,000	8.000	11/15/10	2,887,750
New Jersey Economic Development Authority Retirement RB Refunding for Seabrook Village, Inc. Series 2006
1,000,000	5.250	11/15/26	899,870
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (CCC+/B3)
7,500,000	5.500	04/01/28	6,386,925
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (AMT) (B/B3)
17,405,000	6.625	09/15/12	17,365,839
24,520,000	6.250	09/15/19	23,579,903
4,060,000	6.400	09/15/23	3,939,012
35,135,000	6.250	09/15/29	33,301,656
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/Ba1)
820,000	6.500	07/01/21	854,735
500,000	6.625	07/01/31	511,665
New Jersey Health Care Facilities Financing Authority RB for South Jersey Hospital Series 2002 (A3)(a)
2,000,000	6.000	07/01/12	2,265,240
New Jersey Health Care Facilities Financing Authority RB for St. Peters University Hospital Series 2000 A (BBB-/Baa2)
1,500,000	6.875	07/01/30	1,540,350
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson Series 2004 (BBB-)
1,000,000	5.500	07/01/23	1,012,310
New Jersey Transportation Trust Fund Authority RB for Transportation Systems Series 2007 A (AMBAC) (AAA/Aaa)
10,000,000	5.000	12/15/32	10,297,700

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New Jersey — (continued)
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Series 2007 1-B (BBB)(f)
$213,405,000	0.000%	06/01/41	$22,987,987
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Series 2007 1-C (BBB-)(f)
164,600,000	0.000	06/01/41	17,391,636
Tobacco Settlement Financing Corp. RB Series 2007 1-A (BBB/Baa3)
60,820,000	4.625	06/01/26	52,864,136

			202,271,949

New Mexico — 1.0%
Farmington New Mexico PCRB Refunding for San Juan Project -RMKT 04/01/06 Series 2003 A (BBB-/Baa2)
43,300,000	4.875	04/01/33	38,690,715
Farmington New Mexico PCRB Refunding for San Juan Project -RMKT 04/01/06 Series 2003 B (BBB-/Baa2)(c)
19,725,000	4.875	04/01/33	17,625,274
Mariposa East Public Improvement District GO Bonds Series 2006
500,000	5.500	09/01/16	500,200
1,000,000	6.000	09/01/32	957,880
New Mexico Mortgage Financial Authority RB for Sunset View Senior Apartments Series 2006 A (FNMA) (AAA)(b)(c)
8,310,000	4.700	08/01/28	7,449,499

			65,223,568

New York — 0.6%
Nassau County Industrial Development Agency Civic Facility RB Refunding for North Shore Health Systems Projects Series 2001 A (A3)
400,000	6.250	11/01/21	425,364
New York City Industrial Development Agency Civic Facility RB for Staten Island University Hospital Project Series 2001 B (B2)
995,000	6.375	07/01/31	1,006,124
New York City Industrial Development Agency Civic Facility RB for Staten Island University Hospital Series 2002 C (B2)
1,470,000	6.450	07/01/32	1,496,754
New York City Industrial Development Agency RB for American Airlines, Inc. Project Series 1994 (AMT) (CCC+/Caa1)
4,000,000	6.900	08/01/24	4,000,640
New York City Industrial Development Agency RB for Continental Airlines, Inc. Series 2003 (CCC+)
595,000	7.250	11/01/08	596,636
4,055,000	8.000	11/01/12	4,192,505
New York City Industrial Development Agency Special Facilities RB for American Airlines, Inc. Project Series 1990 (AMT) (CCC+/Caa1)(c)
14,010,000	5.400	07/01/20	12,233,812
New York State Dormitory Authority RB for New York Methodist Hospital Series 2004 (Baa2)
1,000,000	5.250	07/01/24	1,003,720
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
5,570,000	5.000	05/01/18	5,795,864

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
Seneca Nation Indians Capital Improvements Authority RB Series 2007 A (BB)(d)
$3,000,000	5.250%	12/01/16	$2,974,560
4,500,000	5.000	12/01/23	4,081,635

			37,807,614

North Carolina — 1.4%
Charlotte Special Facilities RB for Charlotte/Douglas International Airport US Airways Series 2000 (AMT)
3,000,000	7.750	02/01/28	3,095,850
Charlotte Special Facilities RB Refunding for Charlotte/Douglas International Airport US Airways Series 1998 (AMT)
6,760,000	5.600	07/01/27	6,142,474
Columbus County North Carolina Industrial Facilities & Pollution Control Financing Authority RB Refunding for International Paper Co. Projects Series 2007 A (AMT) (BBB/Baa3)
13,500,000	4.625	03/01/27	11,215,800
Gaston County North Carolina Industrial Facilities & Pollution Control Financing Authority RB for National Gypsum Co. Project Series 2005 (AMT)
20,500,000	5.750	08/01/35	19,444,660
Haywood County Industrial Facilities & Pollution Control Financing Authority RB Refunding for International Paper Co. Projects Series 2007 B (BBB/Baa3)
5,200,000	4.450	03/01/24	4,512,352
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2003 D (BBB/Baa1)
3,400,000	5.125	01/01/23	3,458,038
North Carolina Medical Care Commission Health Care Facilities RB Refunding for First Mortgage Salemtowne Series 2006
1,850,000	5.000	10/01/23	1,738,815
1,100,000	5.100	10/01/30	986,920
North Carolina Medical Care Commission Retirement Facilities RB Refunding for First Mortgage Givens Estates Series 2007 (BBB-)
9,800,000	5.000	07/01/33	8,622,432
North Carolina Medical Care Commission Retirement Facilities RB Refunding for First Mortgage United Methodist Church Series 2005 C
5,000,000	5.250	10/01/24	4,739,100
1,600,000	5.500	10/01/32	1,487,856
North Carolina Medical Care Community Health Care Facilities RB for First Mortgage Presbyterian Homes Series 2006
1,650,000	5.600	10/01/36	1,615,301
North Carolina Medical Care Community Hospital RB for Maria Parham Medical Center Series 2003 (Radian) (AA)
2,505,000	5.500	10/01/13	2,753,170
North Carolina Medical Care Community Retirement Facilities RB First Mortgage for Givens Estates Project Series 2003 A(a)
3,000,000	6.500	07/01/13	3,544,140
North Carolina Medical Care Community Retirement Facilities RB Refunding First Mortgage for United Church Project Series 2005 A
2,750,000	5.250	09/01/21	2,626,525

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
North Carolina — (continued)
North Carolina Medical Care Community Retirement Facilities RB Refunding First Mortgage for United Church Project Series 2005 B(b)(c)
$1,500,000	4.300%	09/01/08	$1,500,045
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (MBIA) (AAA/Aaa)
1,000,000	5.500	01/01/14	1,125,710
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1999 B (A-/A3)
5,000,000	6.500	01/01/20	5,308,400
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (A-/A3)
2,550,000	5.500	01/01/13	2,803,291

			86,720,879

North Dakota — 0.1%
Ward County Health Care Facilities RB for Trinity Obligated Group Series 2006 (BBB+)
2,100,000	5.125	07/01/25	2,021,502
1,500,000	5.125	07/01/29	1,411,695

			3,433,197

Ohio — 1.8%
Buckeye Tobacco Settlement Financing Authority RB for Asset Backed Bonds Senior Turbo Series 2007 A-2 (BBB/Baa3)
25,000,000	5.875	06/01/30	24,464,250
17,365,000	5.750	06/01/34	16,704,088
Cleveland Airport Special RB for Continental Airlines, Inc. Series 1998 (B-/B3)
28,025,000	5.375	09/15/27	23,678,883
Cleveland Airport Special RB Refunding for Continental Airlines, Inc. Series 1999 (B-/B3)
1,515,000	5.500	12/01/08	1,511,955
20,550,000	5.700	12/01/19	18,825,033
Cleveland-Cuyahoga County Port Authority RB for Columbia National Series 2005 D (AMT) (BBB+)
760,000	5.000	05/15/20	759,248
Cleveland-Cuyahoga County Port Authority RB for Perrysburg Project Series 2006 (BBB+)
1,020,000	4.800	11/15/35	894,999
Coshocton County Environmental RB Refunding for Smurfit Stone Container Series 2005 (CCC+)(d)
3,000,000	5.125	08/01/13	2,905,920
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2006 A (BBB)
15,540,000	5.000	01/01/27	14,494,624
5,000,000	5.000	01/01/37	4,487,150
Jeffrey Place New Community Authority RB for Jeffrey Place Redevelopment Series 2007 A
1,000,000	5.000	12/01/22	914,580
1,000,000	5.000	12/01/32	859,030
Pinnacle Community Infrastructure Financing Authority RB for Ohio Facilities Series 2004 A
2,500,000	6.250	12/01/36	2,512,000
Toledo-Lucas County Port Authority RB for Northwest Ohio Preston Series 2006 B (BBB+)
2,040,000	4.800	11/15/35	1,789,998

			114,801,758

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Oklahoma — 2.1%
Norman Regional Hospital Authority RB for Refunding and Improvement Series 2007 (BBB)
$34,645,000	5.125%	09/01/37	$31,354,764
Norman Regional Hospital Authority RB Series 2005 (BBB)
3,250,000	5.375	09/01/36	3,062,508
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BBB)
4,725,000	5.000	12/01/27	4,377,098
Tulsa Municipal Airport Trust RB Refunding for American Airlines Series 2001 B (B/Caa1)(b)(c)
36,355,000	5.650	12/01/08	36,192,493
Tulsa Municipal Airport Trust Variable RB Refunding for American Airlines Series 2000 B (B/Caa1)(b)(c)
25,850,000	6.000	12/01/08	25,826,994
Tulsa Municipal Airport Trust Variable RB Refunding RMKT 12/01/04 Series 2000 A (B/Caa1)(b)(c)
28,805,000	7.750	12/01/14	30,435,363
Weatherford Hospital Authority RB Series 2006
2,200,000	6.000	05/01/25	2,231,548
1,365,000	6.000	05/01/31	1,364,345

			134,845,113

Oregon — 0.4%
Forest Grove Oregon Student Housing RB for Oak Tree Foundation Project Series 2007
4,750,000	5.500	03/01/37	4,357,982
Gilliam County Oregon Solid Waste Disposal Variable RB for Waste Management, Inc. Project Converted 05/03/04 Series 2002 (AMT) (BBB)(c)
18,000,000	5.250	07/01/29	16,628,220
Oregon State Economic Development RB for Georgia Pacific Corp. Series 1995 CLVII (AMT) (B/B2)(c)
195,000	6.350	08/01/25	186,484
Portland Oregon Multi-Family Housing RB for Pacific Tower Series 2001 C
2,560,000	7.000	12/01/34	2,636,314

			23,809,000

Pennsylvania — 5.3%
Allegheny County Hospital Development Authority RB for Health Systems Series 2000 B (AAA/Ba3)(a)
190,000	9.250	11/15/10	223,049
Allegheny County Hospital Development Authority RB for Health Systems Series 2007 A (BB/Ba2)
155,825,000	5.375	11/15/40	135,732,924
Allegheny County Hospital Development Authority RB for Ohio Valley General Hospital Project Series 2005 A (Baa2)
2,300,000	5.000	04/01/25	2,163,426
4,130,000	5.125	04/01/35	3,756,028
Allegheny County Hospital Development Authority RB for West Pennsylvania Health Systems Series 2007 A (BB/Ba2)
99,000,000	5.000	11/15/28	84,908,340
Allegheny County Redevelopment Authority Tax Allocation for Pittsburgh Mills Project Series 2004
3,190,000	5.100	07/01/14	3,197,337
2,000,000	5.600	07/01/23	1,943,640
Allentown Area Hospital Authority RB for Sacred Heart Hospital Series 2005 (BB-/B1)
7,265,000	6.000	11/15/16	7,286,577

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Bucks County IDA Retirement Community RB for Ann’s Choice, Inc. Facilities Series 2005 A
$3,000,000	6.250%	01/01/35	$2,965,140
Chester Economic Development Authority RB Guaranteed Series 2004
8,640,000	7.000	03/01/19	8,905,594
Cumberland County Municipal Authority Retirement Community RB Unrefunded Balance Wesley Series 2002 A(a)
1,390,000	7.250	01/01/13	1,675,937
Delaware County IDA RB Refunding for Residential Recovery Facilities Series 1997 A (BB+/Ba1)
32,100,000	6.100	07/01/13	32,493,867
Fulton County IDA RB for Medical Center Project Series 2006
1,500,000	5.875	07/01/31	1,449,075
2,000,000	5.900	07/01/40	1,911,100
Harrisburg Pennsylvania Authority RB for Harrisburg University of Science Series 2007 A
2,000,000	5.400	09/01/16	2,002,620
Harrisburg Pennsylvania Authority RB for Harrisburg University of Science Series 2007 B
3,000,000	6.000	09/01/36	2,935,680
Montgomery County Higher Education & Health Authority RB for Catholic Health Systems East Series 2004 C (A/A1)(a)
1,550,000	5.375	11/15/14	1,780,330
Montgomery County IDA RB for Whitemarsh Continuing Care Series 2005
1,720,000	5.125	02/01/12	1,729,529
1,775,000	5.300	02/01/13	1,788,117
2,000,000	6.125	02/01/28	1,969,420
5,805,000	6.250	02/01/35	5,693,718
Pennsylvania State Higher Educational Facilities Authority RB for La Salle University Series 2007 A (BBB)
2,190,000	5.250	05/01/27	2,198,103
Philadelphia Authority for Industrial Development RB for Please Touch Museum Project Series 2006 (BBB-)
3,000,000	5.250	09/01/26	2,992,830
3,000,000	5.250	09/01/31	2,920,770
2,000,000	5.250	09/01/36	1,928,300
Scranton Lackawanna Health & Welfare Authority RB for Moses Taylor Hospital Project Series 1997 (B-)
500,000	6.150	07/01/14	505,655
4,825,000	6.200	07/01/17	4,874,987
6,840,000	6.250	07/01/20	6,896,088
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A/A1)(a)
2,275,000	5.375	11/15/14	2,613,065

			331,441,246

Puerto Rico — 0.5%
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2004 A (BBB-/Baa3)
4,000,000	5.250	07/01/20	4,176,480
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2006 A (BBB-/Baa3)
1,755,000	5.250	07/01/26	1,795,611

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities RB for Ana G Mendez University System Project Series 2006 (BBB-)
$1,490,000	5.000%	03/01/21	$1,493,874
6,285,000	5.000	03/01/36	5,694,650
Puerto Rico Public Buildings Authority RB Guaranteed Government Facilities Series 2004 I (BBB-/Baa3)
20,000,000	5.250	07/01/33	20,150,400

			33,311,015

Rhode Island — 1.2%
Rhode Island Housing & Mortgage Finance Corp. RB Series 2007 A-1 (AMT) (FSA) (AAA/Aaa)
5,370,000	4.900	10/01/37	5,096,345
Rhode Island Industrial Facilities Corp. Solid Waste Disposal RB for Waste Management, Inc. Series 2004 A (AMT) (BBB)(b)(c)
3,000,000	4.625	04/01/16	2,960,760
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2007 A (BBB)(f)
614,000,000	0.000	06/01/52	30,239,500
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2007 B (BBB-)(f)
85,300,000	0.000	06/01/52	3,539,950
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2007 C(f)
26,600,000	0.000	06/01/52	906,794
Tobacco Settlement Financing Corp. RB for Rhode Island Asset Backed Bonds Series 2002 A (BBB/Baa3)
6,195,000	6.000	06/01/23	6,283,031
7,500,000	6.125	06/01/32	7,539,225
20,540,000	6.250	06/01/42	20,604,495

			77,170,100

South Carolina — 1.3%
Connector 2000 Association, Inc. Toll Road RB for Capital Appreciation Series 1998 B (CCC)(f)
15,000,000	0.000	01/01/33	2,077,050
Greenville County Airport RB for Donaldson Industrial Air Park Project Series 2001 (AMT) (Baa2)
3,755,000	6.125	10/01/17	3,829,950
Lancaster County Assessment RB for Edgewater Improvement Direct Series 2003 A
4,378,000	6.875	11/01/35	4,052,627
Lancaster County Assessment RB for Edgewater Improvement Direct Series 2003 B
2,754,000	6.125	11/01/14	2,705,364
Lancaster County Special Assessment Revenue for Edenmoor Improvement District Series 2006 A
5,000,000	5.750	12/01/37	4,418,950
South Carolina Jobs Economic Development Authority RB Refunding for Episcopal Church Series 2007 (BBB)
4,000,000	5.000	04/01/24	3,820,400
Tobacco Settlement Revenue Management Authority RB Series 2001 B (BBB/Baa3)
16,510,000	6.000	05/15/22	16,867,937
36,045,000	6.375	05/15/28	36,553,234
350,000	6.375	05/15/30	355,590

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
South Carolina — (continued)
York County Industrial RB Exempt Facility Hoechst Celanese Series 1994 (AMT) (B+/B2)
$11,430,000	5.700%	01/01/24	$10,435,933

			85,117,035

Tennessee — 2.0%
Blount County Health & Educational Facilities Board RB Refunding for Asbury, Inc. Series 2007 A
1,675,000	5.125	04/01/23	1,550,732
Chattanooga Health Educational & Housing Facilities Board RB Refunding for CDFI Phase I LLC Project Series 2005 A (BBB-)
5,000,000	5.000	10/01/25	4,708,700
13,500,000	5.125	10/01/35	12,302,820
Elizabethton Health & Educational Facilities Board RB Refunding and Improvement Hospital for First Mortgage Hospital Series 2000 B (BBB+/Baa1)(a)
12,000,000	8.000	07/01/12	14,898,840
Johnson City Health & Educational Board Retirement Facilities RB for Appalachian Christian Village Project Series 2004 A
1,000,000	6.250	02/15/32	982,900
Knox County Health Educational & Housing Facilities Board RB for University Health Systems, Inc. Series 2007 (BBB+)
64,845,000	5.250	04/01/36	63,505,302
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 A(c)
9,080,000	5.750	04/01/25	8,596,308
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 B(c)
1,840,000	3.550	04/01/42	1,833,578
Shelby County Health Educational & Housing Facilities Board Hospital RB for Methodist Healthcare Prerefunded Series 2002(a)
1,565,000	6.000	09/01/12	1,779,922
935,000	6.000	09/01/12	1,063,404
Shelby County Health Educational & Housing Facilities Board RB for Trezevant Manor Project Series 2006 A
2,000,000	5.625	09/01/26	1,907,980
Sullivan County Health Educational & Housing Facilities Board RB for Wellmont Health Systems Project Series 2006 C (BBB+)
15,870,000	5.250	09/01/36	15,349,781

			128,480,267

Texas — 9.1%
Alliance Airport Authority, Inc. Special Facilities RB for American Airlines, Inc. Project Series 1991 (AMT) (CCC+/Caa1)
15,845,000	7.000	12/01/11	15,748,821
Alliance Airport Authority Special Facilities RB for Fedex Corp. Project Series 2006 (AMT) (BBB/Baa2)
78,460,000	4.850	04/01/21	76,007,340
Alliance Airport Authority Special Facilities RB Refunding for American Airlines, Inc. Project Series 2007 (CCC+)
34,250,000	5.250	12/01/29	26,424,902

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Austin Texas Convention Enterprises, Inc. RB for Third Tier Series 2001 C-2
$10,010,000	9.750%	01/01/26	$9,546,437
Austin Texas Convention Enterprises, Inc. RB Refunding for Second Tier Series 2006 B (BB/Ba2)
17,500,000	5.750	01/01/34	15,945,825
Bexar County Health Facilities Development Corp. RB for Army Retirement Residence Project Series 2002 (BBB)(a)
1,200,000	6.125	07/01/12	1,375,944
1,000,000	6.300	07/01/12	1,153,830
Bexar County Health Facilities Development Corp. RB Refunding for Army Retirement Residence Project Series 2007 (BBB)
1,000,000	5.000	07/01/27	931,730
760,000	5.000	07/01/33	688,066
1,740,000	5.000	07/01/37	1,560,328
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2006 (AMT) (Caa1)
40,990,000	5.000	03/01/41	30,438,354
Brazos River Authority PCRB Refunding for TXU Electric Co. Project RMKT 04/01/03 Series 1999 A (AMT) (CCC/Caa1)
14,375,000	7.700	04/01/33	14,876,544
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 1999 C (AMT) (CCC/Caa1)(c)
6,800,000	7.700	03/01/32	7,040,652
Brazos River Authority PCRB Refunding for TXU Energy Co. LLC Project Series 2003 C (AMT) (CCC/Caa1)
9,275,000	6.750	10/01/38	8,982,745
Brazos River Authority PCRB Refunding for TXU Energy Co. LLC Project Series 2003 D (CCC/Caa1)(b)(c)
3,025,000	5.400	10/01/14	2,837,904
Brazos River Authority RB Refunding for Reliant Energy, Inc. Project Series 1999 A (BBB-/Ba1)(c)
6,250,000	5.375	04/01/19	6,304,500
Brazos River Authority RB Refunding for Reliant Energy, Inc. Project Series 1999 B (BBB-/Ba1)(c)
10,000,000	7.750	12/01/18	10,326,300
Dallas County Flood Control District GO Bonds Refunding Series 2002(d)
6,000,000	7.250	04/01/32	6,076,080
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1995 (CCC+/Caa1)
42,000,000	6.000	11/01/14	39,811,800
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1999 (GTY AGMT) (AMT) (CCC+/Caa1)
53,395,000	6.375	05/01/35	47,696,152
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Refunding for American Airlines, Inc. Series 2007 (CCC+)
32,200,000	5.500	11/01/30	25,841,466
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for Delta Airlines, Inc. Series 1991(d)(e)
3,250,000	7.625	11/01/21	427,050

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Refunding RMKT 07/01/05 for American Airlines, Inc. Series 2000 Subseries A-2 (AMT) (CCC+/Caa1)(b)(c)
$5,020,000	9.000%	05/01/15	$5,554,680
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Refunding RMKT 07/01/05 Series 2000 Subseries A-1 (AMT) (CCC+/Caa1)(b)(c)
5,620,000	8.500	05/01/08	5,637,197
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Refunding RMKT 07/01/05 Series 2000 Subseries A-3 (AMT) (CCC+/Caa1)(c)
25,545,000	9.125	05/01/29	28,445,124
Guadalupe-Blanco River Authority RB for Regional Raw Water Delivery Project Series 2007 A (MBIA) (AAA/Aaa)
5,000,000	5.000	05/15/39	5,100,100
Gulf Coast Waste Disposal Authority Texas Waste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa3)
1,500,000	6.650	04/01/32	1,549,680
Harris County Health Facilities Development Corp. Hospital RB for Memorial Hermann Healthcare Systems Series 2004 A (A+/A2)
2,595,000	5.000	12/01/20	2,679,571
435,000	5.000	12/01/21	446,601
1,000,000	5.125	12/01/23	1,022,740
Houston Airport System Special Facilities RB for Continental Airlines Series 1998 B (AMT) (B-/B3)
1,000,000	5.700	07/15/29	884,950
Houston Airport System Special Facilities RB for Continental Airlines Series 1998 C (AMT) (B-/B3)
4,730,000	5.700	07/15/29	4,185,814
Houston Airport System Special Facilities RB for Continental Airlines Series 2001 E (AMT) (B-/B3)
3,400,000	6.750	07/01/21	3,434,408
33,060,000	6.750	07/01/29	33,256,707
Houston Health Facilities Development Corp. Retirement Facility RB for Buckingham Senior Living Community Series 2004 A (AAA)(a)
1,500,000	7.125	02/15/14	1,838,355
Matagorda County Navigation District No. 1 RB Refunding for Houston Lighting RMKT 11/24/98 Series 1997 (AMBAC) (AAA/Aaa)(c)
7,265,000	5.125	11/01/28	6,838,762
Matagorda County Navigation District No. 1 RB Refunding for Reliant Energy Project Series 1999 B (AMT) (BBB-/Ba1)(c)
11,000,000	5.950	05/01/30	11,079,200
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-)
1,500,000	5.000	02/15/15	1,527,540
2,025,000	5.500	02/15/25	1,976,886
3,250,000	5.625	02/15/35	3,083,763
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (Ba3)(d)
4,200,000	7.200	01/01/21	4,269,720
5,000,000	7.250	01/01/31	5,076,350

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Port Corpus Christi Authority of Nueces County Texas RB for Celanese Project Series 2002 B (AMT) (B+/B2)
$12,000,000	6.700%	11/01/30	$11,765,280
Port Corpus Christi Industrial Development Corp. RB Refunding for Valero Convertible 03/17/98 Series 1997 B (BBB/Baa3)(c)
2,500,000	5.400	04/01/18	2,516,975
Red River Authority PCRB for Celanese Project Series 2002 B (AMT) (B+/B2)
7,450,000	6.700	11/01/30	7,304,278
Sabine River Authority Texas Pollution Control PCRB Refunding for TXU Electric Co. Project RMKT 11/29/05 Series 2001 C (CCC)
5,950,000	5.200	05/01/28	4,877,215
Sabine River Authority Texas Pollution Control PCRB Refunding for TXU Electric Co. Project Series 2000 A (CCC/Caa1)(c)
7,110,000	6.450	06/01/21	6,887,315
Sabine River Authority Texas Pollution Control PCRB Refunding for TXU Electric Co. Project Series 2001 A (CCC/Caa1)(b)(c)
19,040,000	5.500	11/01/11	18,439,288
Sabine River Authority Texas Pollution Control PCRB Refunding for TXU Electric Co. Project Series 2001 B (CCC/Caa1)(b)(c)
15,725,000	5.750	11/01/11	15,306,872
San Leanna Educational Facilities Corp. RB Refunding for Saint Edwards University Project Series 2007 (BBB+/Baa2)
2,100,000	5.125	06/01/36	1,967,448
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligation Group Series 2007 (BBB+)
6,075,000	5.125	05/15/37	5,587,906
Tom Green County Health Facilities Development Corp. Hospital RB for Shannon Health Systems Project Series 2001 (Baa3)
2,000,000	6.750	05/15/21	2,098,540
Tomball Hospital Authority RB Refunding Series 2005 (Baa3)
8,650,000	5.000	07/01/20	8,454,250
5,850,000	5.000	07/01/23	5,536,791
Travis County Health Facilities Development Corp. Retirement Facilities RB for Querencia Barton Creek Project Series 2005
1,600,000	5.650	11/15/35	1,479,952
Weslaco Health Facilities RB for Knapp Medical Center Project Series 2002 (BBB+)
4,395,000	6.000	06/01/17	4,629,825

			574,782,853

U.S. Virgin Islands — 0.1%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
1,250,000	5.250	10/01/16	1,323,213
1,000,000	5.250	10/01/18	1,044,420
1,000,000	5.250	10/01/19	1,038,000
1,720,000	5.250	10/01/20	1,773,423
1,000,000	5.250	10/01/21	1,024,740
500,000	5.250	10/01/22	509,520
500,000	5.250	10/01/23	507,250

			7,220,566

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Utah — 0.2%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A
$2,800,000	7.100%	08/15/23	$2,937,844
Tooele County Hazardous Waste Treatment RB for Union Pacific Project RMKT 04/28/98 Series 1992 A (AMT) (BBB/Baa2)(c)
9,850,000	5.700	11/01/26	9,963,177

			12,901,021

Vermont — 0.1%
Vermont Economic Development Authority Mortgage RB for Wake Robin Corp. Project Series 2006 A
1,500,000	5.250	05/01/26	1,368,390
2,390,000	5.375	05/01/36	2,114,003

			3,482,393

Virginia — 0.9%
Albemarle County IDA RB Refunding Westminster-Canterbury Series 2007
1,100,000	5.000	01/01/24	994,477
2,250,000	5.000	01/01/31	1,944,090
Bedford County IDA RB for Nekoosa Packaging Corp. Project Series 1998 (AMT) (B2)
320,000	5.600	12/01/25	281,245
Celebrate North Community Development Authority Special Assessment Project Series 2003 B
5,000,000	6.750	03/01/34	5,061,600
Chesapeake IDA PCRB for Virginia Electric & Power Project RMKT 11/08/02 Series 1985 (A-/Baa1)(c)
3,250,000	5.250	02/01/08	3,250,000
Fairfax County Economic Development Authority RB for Goodwin House, Inc. Series 2007 (BBB)
8,000,000	5.125	10/01/42	7,584,480
Goochland County IDA RB for Nekoosa Packaging Corp. Series 1998 (AMT) (B2)
560,000	5.650	12/01/25	495,046
Henrico County IDA RB for Solid Waste Browning Series 1997 A (AMT) (BB-/B2)
3,750,000	5.875	03/01/17	3,678,900
James City County Economic Development Authority Residential Care Facilities RB for Williamsburg Landing Series 2005 A
750,000	5.350	09/01/26	711,082
750,000	5.500	09/01/34	698,572
Loudoun County IDA Hospital RB for Loudoun Hospital Center Series 2002 A (BBB+)(a)
1,000,000	6.100	06/01/12	1,145,360
Loudoun County IDA Residential Care Facility RB for Falcons Landing Series 2004 A
2,750,000	6.000	08/01/24	2,779,370
Norfolk Redevelopment & Housing Authority RB for First Mortgage Retirement Community Series 2004 A
500,000	6.000	01/01/25	493,185
1,100,000	6.125	01/01/35	1,070,960
Suffolk IDA Retirement Facilities RB Refunding First Mortgage for Lake Prince Center Series 2006
725,000	5.150	09/01/24	670,857
1,000,000	5.300	09/01/31	907,570

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Virginia — (continued)
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Subseries 2007 C1 (BBB)(f)
$142,500,000	0.000%	06/01/47	$10,473,750
Tobacco Settlement Financing Corp. RB Senior Series 2007 B1 (BBB/Baa3)
13,910,000	5.000	06/01/47	11,690,938
Virginia Beach Development Authority Residential Care Facilities Mortgage RB Refunding for Westminster-Canterbury Series 2005
2,000,000	5.000	11/01/22	1,886,240
1,000,000	5.250	11/01/26	940,820
1,000,000	5.375	11/01/32	929,580

			57,688,122

Washington — 0.6%
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2005 (Baa2)
600,000	5.500	12/01/15	628,674
1,175,000	5.375	12/01/22	1,168,385
1,500,000	5.500	12/01/30	1,448,835
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2007 (Baa2)
1,510,000	5.750	12/01/28	1,514,349
2,000,000	5.750	12/01/32	1,989,340
Terrace Heights Sewer District RB for Refunding and Improvement Series 2006
680,000	4.750	01/01/29	642,070
1,075,000	5.000	01/01/33	1,052,457
Tobacco Settlement Authority RB for Asset Backed Bonds Series 2002 (BBB/Baa3)
12,980,000	6.500	06/01/26	13,560,465
Washington Health Care Facilities Authority RB for Virginia Mason Medical Center Series 2007 B (ACA) (BBB)
1,290,000	6.000	08/15/37	1,307,712
Washington State Housing Finance Commission RB for Single Family Program Series 2007 3A (AMT) (FHLMC/FNMA/GNMA) (Aaa)
4,000,000	4.900	12/01/38	3,769,600
Washington State Housing Finance Commission RB for Single Family Program Series 2007 4A (AMT) (FHLMC/FNMA/GNMA) (Aaa)
8,195,000	4.900	12/01/38	7,596,355

			34,678,242

West Virginia — 0.4%
Monongalia County Building Commission RB for Monongalia General Hospital Series 2005 A (BBB+)
9,110,000	5.250	07/01/20	9,431,401
9,500,000	5.250	07/01/25	9,604,025
4,405,000	5.250	07/01/35	4,341,788
Ohio County Commission Sewage System Tax Allocation for Fort Henry Centre Financing District Series 2007 A
1,000,000	5.850	06/01/34	929,130

			24,306,344

Wisconsin — 1.6%
Badger Tobacco Asset Securitization Corp. RB for Asset Backed Bonds Series 2002 (BBB/Baa3)
4,730,000	6.125	06/01/27	4,900,327
16,250,000	6.375	06/01/32	16,768,538

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Wisconsin — (continued)
Superior Utility RB for Water Light & Power Project Series 2007 B (Baa1)
$5,630,000	5.750%	11/01/37	$5,573,982
Superior Utility Refunding RB for Water Light & Power Project Series 2007 A (Baa1)
5,845,000	5.375	11/01/21	5,895,209
Wisconsin Health & Educational Facilities Authority RB for Aurora Health Care Series 1999 B (BBB+)
1,500,000	5.625	02/15/20	1,521,300
Wisconsin Health & Educational Facilities Authority RB for Beaver Dam Community Hospitals, Inc. Series 2004 A
2,500,000	6.750	08/15/34	2,591,800
Wisconsin Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB+)
2,750,000	6.100	05/01/34	2,835,855
Wisconsin Health & Educational Facilities Authority RB for Vernon Memorial Healthcare, Inc. Project Series 2005 (BBB-)
3,000,000	5.100	03/01/25	2,786,490
2,800,000	5.250	03/01/35	2,534,336
Wisconsin Health & Educational Facilities Authority RB for Wheaton Franciscan Health Care Series 2006 (A-/Baa1)
11,365,000	5.250	08/15/21	11,388,071
Wisconsin Health & Educational Facilities Authority RB for Wheaton Franciscan Services Series 2003 A (A-/Baa1)
6,635,000	5.250	08/15/25	6,413,590
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/Baa1)
9,700,000	5.250	08/15/23	9,548,195
7,565,000	5.250	08/15/24	7,377,312
9,715,000	5.250	08/15/25	9,390,810
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB)
5,825,000	5.125	05/15/29	5,455,462
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB)
1,400,000	5.000	05/15/36	1,259,426
Wisconsin Health & Educational Facilities Authority RB Refunding for Illinois Senior Housing, Inc. Series 2006
1,275,000	5.650	08/01/21	1,250,265
2,385,000	5.800	08/01/29	2,261,719

			99,752,687

Wyoming — 0.2%
Sweetwater County Solid Waste Disposal RB Refunding for FMC Corp. Project Series 2005 (AMT) (BBB/Baa2)
11,750,000	5.600	12/01/35	11,116,793
Wyoming Community Development Authority RB Series 2007 (AMT) (AA+/Aa1)
3,630,000	4.900	12/01/38	3,420,912

			14,537,705

TOTAL STATE — SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$5,674,747,764

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Other Municipals — 1.3%
Charter Mac Equity Issuer Trust Series 2004 A-4-1 (AMT) (Aaa)(b)(d)
$9,000,000	5.750%	04/30/15	$9,909,270
Morgan Stanley Co., Inc. Trust RB Residential Series 2006-1544 (AAA)(c)(g)(h)
9,315,000	0.000	08/01/34	4,597,791
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (A3)(b)(d)
4,000,000	4.950	09/30/12	4,142,480
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (A3e)(b)(d)
8,000,000	5.125	09/30/15	8,336,000
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa1)(b)(c)(d)
4,000,000	7.750	11/01/10	4,394,920
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa1)(b)(d)
4,000,000	5.200	09/30/14	4,142,920
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa1e)(b)(d)
8,000,000	5.300	09/30/15	8,346,800
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa2)(b)(d)
3,000,000	5.400	09/30/14	3,132,510
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa2)(b)(d)
3,000,000	5.800	09/30/19	3,166,350
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa2e)(b)(d)
3,000,000	5.500	09/30/15	3,156,510
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa3e)(b)(d)
6,000,000	5.900	09/30/20	6,214,020
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series A-2 (A3)(b)(d)
6,000,000	4.900	09/30/14	6,195,540
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C (Baa2)(b)(d)
5,000,000	4.700	09/30/09	5,079,200
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2005, Class A (Aa3)(d)
8,610,000	4.050	05/04/10	8,785,300

TOTAL OTHER MUNICIPALS			$79,599,611

Shares	Description	Value
Common Stocks — 0.1%
Airlines — 0.1%
164,651	Delta Air Lines, Inc.(i)	$2,771,076
105,551	Northwest Airlines Corp.(i)	1,974,859
247	UAL Corp.	9,374

TOTAL COMMON STOCKS		$4,755,309

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — 6.8%
Alabama — 0.3%
Columbia Industrial Development Board VRDN RB Refunding for Alabama Power Co. Project Series 1995 D (A-1/VMIG1)(c)
$7,000,000	1.900%	02/01/08	$7,000,000
Mobile Industrial Development Board VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/VMIG1)(c)
7,000,000	1.900	02/01/08	7,000,000
Montgomery Industrial Development Board VRDN RB Refunding for General Electric Co. Project Series 2005 (A-1+/VMIG1)(c)
3,700,000	1.900	02/01/08	3,700,000

			17,700,000

Alaska — 0.2%
Valdez Alaska Marine Term RB Refunding for Exxon Pipeline Co. Project Series 1993 C (A-1+/Aaa)(c)
10,000,000	1.700	02/01/08	10,000,000

Connecticut — 0.1%
Connecticut State Health & Educational Facility Authority VRDN RB for Yale University Series 2003 X-3 (A-1+/VMIG1)(c)
4,000,000	1.500	02/01/08	4,000,000

Florida — 0.2%
Jacksonville Florida VRDN PCRB Refunding for Florida Power & Lighting Co. Project Series 1995 (A-1/VMIG1)(c)
12,900,000	1.980	02/01/08	12,900,000

Georgia — 0.1%
Cobb County Development Authority VRDN RB for Georgia Power Co. Plant Project Series 1991 (A/VMIG1)(c)
3,730,000	1.800	02/01/08	3,730,000

Illinois — 0.7%
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Subseries 2004 B-1 (A-1+/VMIG1)(c)
1,200,000	1.900	02/01/08	1,200,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2004 B-2 (A-1+/VMIG1)(c)
5,000,000	2.000	02/01/08	5,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 B-1 (A-1+/VMIG1)(c)
18,400,000	2.000	02/01/08	18,400,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 B-2 (A-1+/VMIG1)(c)
5,700,000	1.900	02/01/08	5,700,000
Illinois Health Facilities Authority VRDN RB for Northwestern Memorial Hospital Series 2002 C (A-1+/VMIG1)(c)
12,700,000	1.900	02/01/08	12,700,000
Romeoville Illinois VRDN RB for Lewis University Series 2006 (VMIG1)(c)
3,000,000	1.900	02/01/08	3,000,000

			46,000,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — (continued)
Indiana — 0.0%
Mount Vernon Pollution Control & Solid Waste Disposal Indiana VRDN RB for General Electric Co. Project Series 2004 (AAA/VMIG1)(c)
$3,000,000	1.900%	02/01/08	$3,000,000

Massachusetts — 0.9%
Commonwealth of Massachusetts VRDN GO Bonds for Consolidated Loan Series 2006 A (A-1+/VMIG1)(c)
8,000,000	1.900	02/01/08	8,000,000
Commonwealth of Massachusetts VRDN GO Bonds for Construction Loan Series 2006 B (A-1+/VMIG1)(c)
48,030,000	1.900	02/01/08	48,030,000

			56,030,000

Michigan — 0.3%
Detroit Michigan Sewer Disposal VRDN RB Senior Lien Series 2003 B (FSA) (A-1+/VMIG1)(c)
16,600,000	2.000	02/01/08	16,600,000

Mississippi — 0.1%
Jackson County VRDN PCRB Refunding for Chevron U.S.A., Inc. Project Series 1992 (VMIG1)(c)
6,000,000	2.000	02/01/08	6,000,000

Missouri — 0.2%
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2004 B (A-1+/VMIG1)(c)
15,700,000	1.950	02/01/08	15,700,000

Montana — 0.0%
Montana Facility Finance Authority VRDN RB for Sister of Charity Series 2006 A (A-1+/VMIG1)(c)
2,780,000	1.900	02/01/08	2,780,000

Nevada — 0.3%
Las Vegas Valley Water District VRDN GO Bonds for Water Improvement Series 2006 B (A-1+/VMIG1)(c)
16,200,000	1.900	02/01/08	16,200,000

New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2007 A (A-1+/VMIG1)(c)
8,000,000	1.900	02/01/08	8,000,000
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2007 B (AAA/VMIG1)(c)
17,000,000	1.900	02/01/08	17,000,000

			25,000,000

New York — 0.9%
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB for Second Generation Fiscal 2008 Series 2007 BB-1 (A-1+/VMIG1)(c)
20,000,000	1.900	02/01/08	20,000,000
New York City Transitional Finance Authority VRDN RB for New York City Recovery Series 2002-1 Subseries 1C (A-1+/VMIG1)(c)
11,000,000	1.930	02/01/08	11,000,000
New York City Transitional Finance Authority VRDN RB for New York City Recovery Series 2002-3 Subseries 3B (A-1+/VMIG1)(c)
27,330,000	1.790	02/01/08	27,330,000

			58,330,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — (continued)
Pennsylvania — 0.0%
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Childrens Hospital Project Series 2002 B (A-1+/VMIG1)(c)
$3,000,000	1.870%	02/01/08	$3,000,000

Texas — 0.6%
Texas Water Development Board VRDN RB Refunding for State Revolving Sub Lien Series 2007 A (A-1+/VMIG1)(c)
39,000,000	1.950	02/01/08	39,000,000

Utah — 0.1%
Murray City Utah Hospital VRDN RB for IHC Health Services, Inc. Series 2005 A (A-1+/VMIG1)(c)
4,000,000	1.900	02/01/08	4,000,000

Wyoming — 0.5%
Lincoln County PCRB for Exxon Project Series 1985 (A-1+/Aaa)(c)
19,600,000	1.870	02/01/08	19,600,000
Uinta County PCRB Refunding for Chevron U.S.A., Inc. Project Series 1993 (Aa1)(c)
600,000	2.000	02/01/08	600,000
Uinta County VRDN PCRB Refunding for Amoco Project RMKT 08/15/07 Series 1998 (VMIG1)(c)
15,000,000	1.700	02/01/08	15,000,000

			35,200,000

Other Municipals — 0.9%
JP Morgan Tax Free Money Market Fund
29,000,000	2.407	01/01/80	29,000,000
Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio
28,000,000	2.427	12/31/49	28,000,000

			57,000,000

TOTAL SHORT-TERM INVESTMENTS			$432,170,000

TOTAL INVESTMENTS — 98.0%			$6,191,272,684

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%			128,638,474

NET ASSETS — 100.0%			$6,319,911,158

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Prerefunded security. Maturity date disclosed is prerefunding date.

(b) Securities with ''Put’’ features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(c) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.

(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $160,910,433, which represents approximately 2.5% of net assets as of January 31, 2008.

(e) Security is currently in default.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Security is issued with zero coupon until next interest reset date. Maturity date disclosed is the next interest reset date.

(h) Inverse variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.

(i) Non-income producing security.

Security ratings disclosed, if any, are issued by Standard & Poor’s /Moody’s Investors Service/Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

For information on the mutual funds please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	— Insured by American Municipal Bond Assurance Corp. — Transferable Custodial Receipts
AMT	— Alternative Minimum Tax
BANS	— Bond Anticipation Notes
CDFI	— Community Development Financial Institutions
COPS	— Certificates of Participation
FGIC	— Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	— Insured by Financial Guaranty Insurance Co. — Transferable Custodial Receipts
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guarantee Agreement
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
PCRB	— Pollution Control Revenue Bond
Radian	— Insured by Radian Asset Assurance
RB	— Revenue Bond
RMKT	— Remarketed
VRDN	— Variable Rate Demand Notes

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$6,571,405,748

Gross unrealized gain	110,449,233
Gross unrealized loss	(490,582,297)

Net unrealized security loss	$(380,133,064)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TENNESSEE MUNICIPAL FUND
Schedule of Investments
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 88.3%
Guam — 2.4%
Guam Economic Development & Commerce Authority RB Tobacco Settlement Asset Backed 2007 (BBB+)
$750,000	5.250%	06/01/32	$747,983
750,000	5.625	06/01/47	751,965

			1,499,948

Puerto Rico — 10.1%
Puerto Rico Commonwealth GO Pre-Refunded Public Improvement Series 2006 A (AAA/Baa3)(a)
200,000	5.250	07/01/16	231,758
Puerto Rico Commonwealth GO Pre-Refunded Refunding for Public Improvement Series 2006 B (AAA/Baa3)(a)
280,000	5.000	07/01/16	319,315
Puerto Rico Commonwealth GO Unrefunded Balance Public Improvement Series 2006 A (BBB-/Baa3)
125,000	5.250	07/01/30	126,432
Puerto Rico Commonwealth GO Unrefunded Balance Refunding for Public Improvement 2006 B (BBB-/Baa3)
170,000	5.000	07/01/35	163,375
Puerto Rico Commonwealth Highway & Transportation Authority RB Pre-Refunded Series 2003 G (BBB+/Aaa)(a)
655,000	5.000	07/01/13	729,932
Puerto Rico Commonwealth Highway & Transportation Authority RB Unrefunded Balance Series 2003 G (BBB+/Baa3)
345,000	5.000	07/01/42	332,380
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Series 2006 B (BBB+/Baa3)
1,000,000	5.000	07/01/46	962,030
Puerto Rico Electric Power Authority RB Series 2005 RR (FGIC) (AAA/Aaa)(a)
3,000,000	5.000	07/01/15	3,406,380

			6,271,602

Tennessee — 70.9%
Blount County Hospital RB Improvement Series 1998 B (Baa1)
1,455,000	5.250	07/01/09	1,464,676
Chattanooga Health Educational & Housing Facilities Board RB for CDFI Phase 1 LLC Project Refunding Series 2005 A (BBB-)
835,000	5.000	10/01/15	840,227
1,000,000	5.125	10/01/35	911,320
Clarksville Natural Gas Acquisition Corp. RB Series 2006 (A+/A1)
1,000,000	5.000	12/15/21	979,390
Franklin Special School District GO Bonds Refunding Series 1997 B (Aa2)
2,500,000	5.100	06/01/12	2,746,350
Greene County GO Bonds Refunding Series 2005 B (MBIA) (Aaa)
1,435,000	5.000	06/01/23	1,514,843
Hallsdale Powell Utility District RB for Knox County Water & Sewer Improvement Refunding Series 2004 B (FGIC) (AA/Aaa)
1,260,000	5.000	04/01/34	1,284,557
Hallsdale Powell Utility District RB for Knox County Water & Sewer Improvement Series 2006 (FGIC) (AA/Aaa)
1,000,000	5.000	04/01/26	1,043,990
Hamilton County GO Bonds Series 2000 (Aa1)
3,000,000	5.300	11/01/15	3,078,360

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Tennessee — (continued)
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB for Covenant Health Unrefunded Series 2002 A (FSA) (AAA/Aaa)
$905,000	5.500%	01/01/18	$1,001,808
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Improvement for Covenant Health Series 2002 B (ETM)
1,360,000	4.200	01/01/12	1,410,864
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Pre-Refunded Series 2002 A (FSA) (AAA/Aaa)(a)
1,095,000	5.500	01/01/13	1,231,744
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Refunding & Improvement for Baptist Health Systems Series 1996 (CONNIE LEE) (AAA/Ba2)
1,000,000	5.500	04/15/11	1,012,330
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Refunding & Improvement for East Tennessee Hospital Series 2003 B (BBB+/Baa1)
2,810,000	5.000	07/01/16	2,876,625
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Refunding for Fort Sanders Alliance Series 2007 (MBIA) (AAA/Aaa)
1,000,000	5.750	01/01/14	1,136,200
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Unrefunded Balance Improvement for Covenant Health Refunding Series 2002 B(A)
1,540,000	4.200	01/01/12	1,536,612
Knox County Health Educational & Housing Facilities Board RB Refunding University Health System, Inc. (BBB+)
2,000,000	5.250	04/01/36	1,958,680
Lawrenceburg Public Building Authority GO Bonds Water & Sewer for Public Works Series 2001 B (FSA) (AAA/Aaa)
1,330,000	5.500	07/01/15	1,451,722
Lincoln County GO Bonds Refunding Series 2001 (FGIC) (Aaa)
1,315,000	5.250	04/01/14	1,467,593
Madison Suburban Utility District Waterworks RB Refunding Series 1995 (MBIA) (AAA/Aaa)
500,000	5.600	02/01/10	500,000
Metropolitan Government Nashville & Davidson County RB Health & Housing Charter Village Apartments Series 2007 (FNMA) (AAA)
1,000,000	4.850	06/01/37	968,050
Metropolitan Government Nashville & Davidson County Water & Sewer RB Refunding Series 1993 (FGIC) (AA/Aaa)
1,500,000	5.200	01/01/13	1,648,740
Rutherford County Construction Utility District Waterworks RB Refunding & Improvement Series 1997 A (FGIC) (Aaa)
500,000	5.100	02/01/11	501,020
Rutherford County GO Bonds for Public Improvement Refunding Series 2001 (AA+/Aa2)
3,000,000	5.000	04/01/14	3,189,480
Sevier County Public Building Authority RB Local Government Public Improvement Series 2000 IV-4 (FSA) (JPMorgan Bank SPA) (Aaa)
1,800,000	2.200	06/01/21	1,800,000

GOLDMAN SACHS TENNESSEE MUNICIPAL FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Tennessee — (continued)
Tennessee Housing Development Agency Mortgage Finance RB Series 2003 A (AA/Aa2)
$2,000,000	4.900%	07/01/16	$2,085,760
Tennessee Housing Development Agency RB for Homeownership Program AMT Series 2006-2 (GO of Agency) (AA/Aa2)
1,950,000	5.150	01/01/37	1,901,815
Tennessee State School Bond Authority RB Refunding for Higher Educational Facilities Calls Apply Series 1996 D (GO of Authority) (ETM) (AA/Aa2)
500,000	5.500	05/01/11	506,600
Williamson County GO Bonds Refunding Series 2001 (Aaa)
2,000,000	5.000	03/01/14	2,126,200

			44,175,556

U. S. Virgin Islands — 4.9%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
1,575,000	5.250	10/01/21	1,613,965
Virgin Islands Water & Power Authority Electric Systems RB Series 2007 A (BBB-/Baa3)
1,500,000	5.000	07/01/31	1,438,035

			3,052,000

TOTAL INVESTMENTS — 88.3%			$54,999,106

OTHER ASSETS IN EXCESS OF LIABILITIES — 11.7%			7,319,468

NET ASSETS — 100.0%			$62,318,574

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Prerefunded security. Maturity date disclosed is prerefunding date.
Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
AMT	— Alternative Minimum Tax
CDFI	— Campus Development Foundation, Inc.
CONNIE LEE	— College Construction Loan Insurance Association
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
RB	— Revenue Bond
SPA	— Stand-by Purchase Agreement

GOLDMAN SACHS TENNESSEE MUNICIPAL FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$53,599,689

Gross unrealized gain	1,936,918
Gross unrealized loss	(537,501)

Net unrealized security gain	$1,399,417

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ investments are valued based on market quotations, which may be furnished by a pricing service or provided by securities dealers. If accurate quotations are not readily available, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trustees. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable funds, quotations from bond dealers or by reference to other securities that are considered comparably in such characteristics as rating, interest rate and maturity date to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. In addition, the Investment Adviser, consistent with applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in foreign markets’ market disruptions or market closings’ governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation; and regulatory news such as governmental approvals.

Inverse Floaters — The Funds may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Segregation Transactions — The Funds may enter into certain derivative or other transactions to seek to increase total return. Interest rate swaps, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds may be required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized in the Statement of Assets and Liabilities.

     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability on the Statements of Assets and Liabilities and are only recorded as a realized gain or loss on termination date. Periodic payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gain or losses are also realized upon early termination of the swap agreements and recorded as realized gains or losses from swap contracts on the Statements of Operations.

Portfolio Concentrations — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, industry or economic sector, an adverse economic, business or political development may affect the value of these Funds’ investments more than if their investments were not so concentrated.

Subsequent Event — At a meeting held on February 7, 2008, the Board of Trustees of the Trust determined that it was in the best interests of the Tennessee Municipal Fund that the Fund be liquidated on or about February 28, 2008. Pursuant to this determination, the Tennessee Municipal Fund was liquidated on February 28, 2008.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 28, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	March 28, 2008

* Print the name and title of each signing officer under his or her signature.